              AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION

                             ON FEBRUARY 19, 2004


                                         SECURITIES ACT REGISTRATION NO. 2-74139
                                INVESTMENT COMPANY ACT REGISTRATION NO. 811-3264
================================================================================


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-1A
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         / /
                           PRE-EFFECTIVE AMENDMENT NO.                       / /

                         POST-EFFECTIVE AMENDMENT NO. 36                     /X/

                                     AND/OR
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                      / /

                                AMENDMENT NO. 37                             /X/

                        (Check appropriate box or boxes)

                                   ----------


                       DRYDEN GOVERNMENT SECURITIES TRUST

               (Exact name of registrant as specified in charter)

               (Formerly, Prudential Government Securities Trust)

                              GATEWAY CENTER THREE
                          NEWARK, NEW JERSEY 07102-4077
               (Address of Principal Executive Offices) (Zip Code)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (973) 802-6469
                             JONATHAN D. SHAIN, ESQ.

                              GATEWAY CENTER THREE
                               100 MULBERRY STREET
                          NEWARK, NEW JERSEY 07102-4077
                     (Name and Address of Agent for Service)
                  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
                   As soon as practicable after the effective
                       date of the Registration Statement.

              It is proposed that this filing will become effective
                            (check appropriate box):
              /X/ immediately upon filing pursuant to paragraph (b)


              / / on (date) pursuant to paragraph (b)

              / / 60 days after filing pursuant to paragraph (a)(1) / / on (date) pursuant to paragraph (a)(1)
              / / 75 days after filing pursuant to paragraph (a)(2) / / on (date) pursuant to paragraph (a)(2) of Rule 485

              If appropriate, check the following box:
              / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

DRYDEN

GOVERNMENT SECURITIES TRUST
MONEY MARKET SERIES



FEBRUARY 19, 2004


PROSPECTUS

[GRAPHIC]

FUND TYPE

MONEY MARKET

OBJECTIVE

HIGH CURRENT INCOME, PRESERVATION OF CAPITAL AND MAINTENANCE OF LIQUIDITY




AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SERIES' SHARES NOR HAS THE SEC DETERMINED THAT THIS PROSPECTUS IS COMPLETE OR ACCURATE. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE.

[JENNISONDRYDEN MUTUALFUNDS LOGO]

TABLE OF CONTENTS


 1   RISK/RETURN SUMMARY
 1   Investment Objectives and Principal Strategies
 2   Principal Risks
 2   Evaluating Performance
 4   Fees and Expenses

 5   HOW THE SERIES INVESTS
 5   Investment Objectives and Policies
 6   Other Investments and Strategies
 7   Investment Risks

11   HOW THE SERIES IS MANAGED
11   Board of Trustees
11   Manager
11   Investment Adviser
12   Distributor

13   SERIES DISTRIBUTIONS AND TAX ISSUES
13   Distributions
14   Tax Issues

15   HOW TO BUY, SELL AND EXCHANGE SHARES OF THE SERIES
15   How to Buy Shares
19   How to Sell Your Shares
20   How to Exchange Your Shares
22   Telephone Redemptions or Exchanges
22   Expedited Redemption Privilege

23   FINANCIAL HIGHLIGHTS
23   Class A Shares
24   Class Z Shares

     FOR MORE INFORMATION (Back Cover)

RISK/RETURN SUMMARY


This section highlights key information about the MONEY MARKET SERIES, which we refer to as "the Series." Additional information follows this summary.


INVESTMENT OBJECTIVES AND PRINCIPAL STRATEGIES


Our investment objectives are HIGH CURRENT INCOME, PRESERVATION OF CAPITAL AND MAINTENANCE OF LIQUIDITY. In pursuing our objectives, we invest primarily in a diversified portfolio of short-term money market instruments issued or guaranteed by the U.S. Government or its agencies or instrumentalities. The Series will invest, under normal circumstances, at least 80% of its investable assets in U.S. Government securities, including repurchase agreements with respect to such securities. Some of the U.S. Government securities in which the Series will invest are backed by the full faith and credit of the U.S. Government, which means that payment of principal and interest is guaranteed, but yield and market value are not. These securities include, but are not limited to, direct obligations issued by the U.S. Treasury, and obligations of certain entities that may be chartered or sponsored by Acts of Congress, such as the Government National Mortgage Association (GNMA), the Farmers Home Administration, the Export-Import Bank and the Small Business Administration. Obligations issued by other government entities that may be chartered or sponsored by Acts of Congress, in which the Series may invest, are not backed by the full faith and credit of the United States. These U.S. Government securities include, but are not limited to, obligations of the Tennessee Valley Authority, the Federal National Mortgage Association (FNMA), the United States Postal Service, and the Federal Home Loan Banks, each of which has the right to borrow from the United States Treasury to meet its obligations, and obligations of the Federal Farm Credit System whose obligations may only be satisfied by the individual credits of such issuing agency.


The term "investable assets" in this prospectus refers to the Series' net assets plus any borrowings for investment purposes. The Series' investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions. The Series will provide 60 days' prior written notice to shareholders of a change in the 80% policy stated above. While we make every effort to achieve our investment objectives and maintain a net asset value of $1 per share, we can't guarantee success. To date, the Series' net asset value has never deviated from $1 per share.

PRINCIPAL RISKS


Although we try to invest wisely, all investments involve risk. The money market securities in which the Series invests are generally subject to the risk that the obligations may lose value because interest rates rise or there is a lack of confidence in the borrower. In addition, certain securities may be subject to the risk that the issuer may be unable to make principal and interest payments when they are due. In addition, as discussed above, not all U.S. Government securities are insured or guaranteed by the U.S. Government; some are backed only by the credit of the issuing agency, which must rely on its own resources to repay the debt and are subject to the risk of default like private issuers. Repurchase agreements have the risk of losing value if the seller defaults or the value of the collateral securing the repurchase agreement declines. Although investments in mutual funds involve risk, investing in money market portfolios like the Series is generally less risky than investing in other types of funds. This is because the Series invests only in high-quality securities, limits the average maturity of the portfolio to 90 days or less, and limits the effective remaining maturity of any security to no more than 13 months. To satisfy the average maturity and maximum maturity requirements, securities with demand features are treated as maturing on the date that the Series can demand repayment of the security.


For more detailed information about the risks associated with the Series, see "How the Series Invests -- Investment Risks."

An investment in the Series is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although we seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Series.

EVALUATING PERFORMANCE


A number of factors -- including risk -- can affect how the Series performs. The following bar chart shows the Series' performance for each full calendar year of operation for the last 10 years. The tables below show how the Series' average annual total returns and yield compare with those of a group of similar funds. The bar chart and table below demonstrate the risk of investing in the Series by showing how returns can change from year to year. The tables also compare the Series' performance to the
[SIDENOTE]

MONEY MARKET FUNDS

MONEY MARKET FUNDS -- WHICH HOLD HIGH-QUALITY SHORT-TERM DEBT OBLIGATIONS -- PROVIDE INVESTORS WITH A LOWER RISK, HIGHLY LIQUID INVESTMENT OPTION. THESE FUNDS ATTEMPT TO MAINTAIN A NET ASSET VALUE OF $1 PER SHARE, ALTHOUGH THERE CAN BE NO GUARANTEE THAT THEY WILL ALWAYS BE ABLE TO DO SO.

performance of a group of similar mutual funds. Past performance is not an indication that the Series will achieve similar results in the future. For current yield information, you can call us at (800) 225-1852.


[CHART]


ANNUAL RETURNS* (CLASS A SHARES)


1994        3.57%
1995        5.30%
1996        4.77%
1997        4.93%
1998        4.82%
1999        4.36%
2000        5.53%
2001        3.58%
2002        1.13%
2003        0.42%


BEST QUARTER:       1.49% (4th quarter of 2000)
WORST QUARTER:      0.05% (3rd quarter of 2003)



* The Series' return from 1-1-03 to 12-31-03 was 0.42%.

AVERAGE ANNUAL TOTAL RETURNS(1) (as of 12/31/03)



                                  ONE YEAR   FIVE YEARS   TEN YEARS        SINCE INCEPTION
Class A shares                      0.42%       2.98%       3.83%       5.53%  (since 1-12-82)

Class Z shares                      0.54        3.11         N/A        3.81%  (since 3-1-96)

Lipper Average(2)                   0.46        3.04        3.92          **(2)

7 DAY YIELD(1) (as of 12/31/03)

Class A shares                                                          0.22%

Class Z shares                                                          0.35%

iMoneyNet MFR Average(3)                                                0.38%


(1)  The Series' returns and yield are after deduction of expenses.


(2) The Lipper Average is based on the average return of all mutual funds in the Lipper U.S. Government Money Market Funds Category. Lipper returns since the inception of each class are 5.53 % for Class A and 4.07 % for Class Z shares. Source: Lipper Inc.


(3) The iMoneyNet, Inc. Money Fund Report Average(TM) (iMoneyNet MFR Average) is based upon the average yield of all mutual funds in the iMoneyNet MFR Average/all taxable money market fund category.

FEES AND EXPENSES

These tables show the fees and expenses that you may pay if you buy and hold each share class of the Series -- Class A and Class Z. Each share class has different expenses but represents an investment in the same series. Class Z shares are available only to a limited group of investors. For more information about which share class may be right for you, see "How to Buy, Sell and Exchange Shares of the Series."

SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)

                                                          CLASS A    CLASS Z
Maximum sales charge (load) imposed on purchases (as a
 percentage of offering price)                               None       None

Maximum deferred sales charge (load) (as a percentage of
 the lower of original purchase price or sale proceeds)      None       None

Maximum sales charge (load) imposed on reinvested
 dividends and other distributions                           None       None

Redemption fees                                              None       None

Exchange fee                                                 None       None

ANNUAL SERIES OPERATING EXPENSES (DEDUCTED FROM SERIES ASSETS)


                                                          CLASS A    CLASS Z
Management fees                                              0.40%      0.40%

+ Distribution and service (12b-1) fees                     0.125%      None

+ Other expenses                                             0.34%      0.34%

= TOTAL ANNUAL SERIES OPERATING EXPENSES                     0.87%      0.74%



(1) Your broker may charge you a separate or additional fee for purchases of shares or an administration fee on Series balances, including income from Series distributions.


EXAMPLE

This example will help you compare the fees and expenses of the Series' two share classes and compare the cost of investing in the Series with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Series for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                              ONE YEAR    THREE YEARS   FIVE YEARS   TEN YEARS
Class A shares                  $89          $278         $482        $1,073

Class Z shares                  $76          $237         $411        $  918

HOW THE SERIES INVESTS

INVESTMENT OBJECTIVES AND POLICIES

The Series' investment objectives are HIGH CURRENT INCOME, PRESERVATION OF CAPITAL AND MAINTENANCE OF LIQUIDITY. While we make every effort to achieve our objectives, we can't guarantee success.

The Series invests in SHORT-TERM MONEY MARKET INSTRUMENTS issued or guaranteed by the U.S. Government or its agencies or instrumentalities to try to provide investors with high current income while maintaining a stable net asset value of $1 per share. We manage the Series to comply with specific rules designed for money market mutual funds. All securities that we purchase will be denominated in U.S. dollars. The Series will invest, under normal circumstances, at least 80% of its investable assets in U.S. Government securities, including repurchase agreements with respect to such securities.

U.S. Government securities include DEBT OBLIGATIONS ISSUED BY THE U.S. TREASURY. Treasury securities are all backed by the full faith and credit of the U.S. Government, which means that payment of interest and principal is guaranteed, but yield and market value are not.

Treasury debt obligations are sometimes "stripped" into their component parts -- the Treasury's obligation to make periodic interest payments and its obligation to repay the amount borrowed. These STRIPPED SECURITIES are sold to investors separately. Stripped securities do not make periodic interest payments. They are typically sold at a discount and then redeemed for their face value on their maturity dates. These securities increase in value when interest rates fall and lose value when interest rates rise. However, the value of stripped securities generally fluctuates more in response to interest rate movements than the value of traditional debt securities. The Series may try to earn money by buying stripped securities at a discount and either selling them after they increase in value or holding them until they mature.

The Series may also invest in CERTIFICATES OF DEPOSIT, which are obligations issued by or through a bank. These instruments depend upon the strength of the bank involved in the borrowing to give investors comfort that the borrowing will be repaid when promised. Some certificates of deposit may be insured, such as certificates of deposit insured by the Federal Deposit Insurance Corporation.

The Series may also use REPURCHASE AGREEMENTS with respect to U.S. Government securities, where a party agrees to sell a security to the Series and then repurchase it at an agreed-upon price at a stated time. This creates a fixed return for the Series, and is, in effect a loan by the Series.

The securities that we may purchase may change over time as new types of money market instruments are developed. We will purchase these new instruments, however, only if their characteristics and features follow the rules governing the operation of money market mutual funds.


For more information, see "Investment Risks" below and the Trust's Statement of Additional Information (SAI), "Description of the Trust, Its Investments and Risks." The SAI contains additional information about the Series. To obtain a copy, see the back cover of this prospectus.

The Series' investment objectives are fundamental policies that cannot be changed without shareholder approval. The Trust's Board can change investment policies of the Series that are not fundamental without shareholder approval.


OTHER INVESTMENTS AND STRATEGIES

In addition to the principal strategies, we also may use the following investment strategies to increase the Series' returns or protect its assets if market conditions warrant.

ASSET-BACKED SECURITIES

The Series may invest in ASSET-BACKED SECURITIES. An ASSET-BACKED SECURITY is a type of pass-through instrument that pays interest based upon the cash flow of an underlying pool of assets, such as student loans or residential mortgages.

FLOATING RATE DEBT SECURITIES AND VARIABLE RATE DEBT SECURITIES

The Series may invest in floating rate debt securities and variable rate debt securities with respect to money-market obligations. FLOATING RATE DEBT SECURITIES are debt securities that have an interest rate that is set as a specific percentage of a designated rate, such as the rate on Treasury debt obligations. The interest rate on floating rate debt securities changes when there is a change in the designated rate. VARIABLE RATE DEBT SECURITIES are debt securities that have an interest rate that is adjusted periodically based on the market rate at a specified time. They generally allow the Series to demand full payment of the debt securities on short notice. At times the Series may receive an amount that may be more or less than the amount paid for the debt securities.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

The Series may purchase up to 15% of its investable assets in money-market obligations on a WHEN-ISSUED or DELAYED-DELIVERY basis. When the Series makes this type of purchase, the price and interest rate are fixed at the time of purchase, but delivery and payment for the obligations take place at a later time. The Series does not earn interest income until the date the obligations are expected to be delivered.

LIQUIDITY PUTS AND CALLS

The Series may purchase and exercise PUTS OR CALLS on money-market obligations without limit. Puts give the Series the right to sell securities at a specified price and date. Calls give the Series the right to buy securities at a specified price and date. Puts or calls may be acquired to allow the Series to manage liquidity. Puts or calls may involve additional costs to the Series, which could reduce the Series' return.

For more information about these strategies, see the SAI, "Description of the Trust, Its Investments and Risks."

ADDITIONAL STRATEGIES


The Series also follows certain policies when it BORROWS MONEY (the Series may borrow up to 20% of the value of its total assets); LENDS ITS SECURITIES to others (the Series may lend up to 30% of the value of its total assets); and HOLDS ILLIQUID SECURITIES (the Series may hold up to 10% of its net assets in illiquid securities, including securities with legal or contractual restrictions on resale, those without a readily available market and repurchase agreements with maturities longer than seven days). The Series is subject to certain other investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI "Investment Restrictions."


INVESTMENT RISKS


As noted previously, all investments involve risk, and investing in the Series is no exception. Since the Series' holdings can vary significantly from broad market indexes, performance of the Series can deviate from performance of the indexes. This chart outlines the key risks and potential rewards of the Series' principal strategies and certain other non-principal strategies the Series may use. The investment types are listed in the order in which they normally will be used by the investment adviser. Unless otherwise noted, the Series' ability to engage in the particular type of investment is expressed as a percentage of investable assets. See, too, "Description of the Trust, Its Investments and Risks," in the SAI.

INVESTMENT TYPE


% OF SERIES' ASSETS           RISKS                            POTENTIAL REWARDS
HIGH-QUALITY MONEY MARKET     - Credit risk -- the risk that   - A source of regular interest
OBLIGATIONS OF ALL TYPES        the borrower can't pay back      income
ISSUED OR GUARANTEED BY         the money borrowed or make     - Generally more secure than
THE U.S. GOVERNMENT OR          interest payments                lower-quality debt
ITS AGENCIES OR                 (relatively low for U.S.         securities
INSTRUMENTALITIES               Government securities)
Up to 100%                                                     - Most bonds rise in value
                              - Market risk -- the risk that     when interest rates fall
                                debt obligations will lose
                                value in the market,           - The U.S. Govenment
                                sometimes rapidly or             guarantees interest and
                                unpredictably, because           principal payments on
                                interest rates rise or there     certain U.S. Government
                                is a lack of confidence in       securities
                                the borrower

                              - Not all U.S. Government
                                securities are insured or
                                guaranteed by the U.S.
                                Government -- some are
                                backed only by the issuing
                                agency which must rely on
                                its own resources to repay
                                the debt

VARIABLE/FLOATING RATE DEBT   - May decrease returns when      - May offer protection against
SECURITIES                      interest rates decrease          interest rate increases
Percentage varies; usually
less than 65%

% OF SERIES' ASSETS           RISKS                            POTENTIAL REWARDS
ASSET-BACKED SECURITIES       - Prepayment risk -- the risk    - A source of regular interest
Percentage varies; usually      that the underlying              income
less than 25%                   obligations may be prepaid,    - May offer higher yield due
                                partially or completely,         to their structure
                                generally during periods of
                                falling interest rates. This
                                may require the Series to
                                reinvest in lower yielding
                                securities

                              - Credit risk -- the risk that
                                the underlying receivables
                                will not be paid by issuers
                                or guarantors of such
                                instruments. Some
                                asset-backed securities are
                                unsecured or secured by
                                lower-rated insurers or
                                guarantors and thus may
                                involve greater risk

                              - See market risk

LIQUIDITY PUTS AND CALLS      - Puts or calls used for         - May allow the Series to be
Percentage varies; usually      liquidity management may not     fully invested while
less than 25%                   have the intended effects        providing necessary
                                and may result in losses or      liquidity
                                missed opportunities

                              - The other party to a put or
                                call could default

                              - Certain types of puts or
                                calls involve costs to the
                                seller which can reduce
                                returns

WHEN-ISSUED AND               - Value of securities may        - May magnify underlying
DELAYED-DELIVERY SECURITIES     decrease before delivery         investment returns
Up to 15%                       occurs

                              - Broker/dealer may become
                                insolvent prior to delivery

% OF SERIES' ASSETS           RISKS                            POTENTIAL REWARDS
ILLIQUID SECURITIES           - Illiquidity risk -- the risk   - May offer a more attractive
Up to 10% of net assets         that debt obligations may be     yield than more widely traded
                                difficult to value precisely     securities
                                and sell at the time or
                                price desired, in which case
                                valuation would depend more
                                on the investment adviser's
                                judgment than is generally
                                the case with other types of
                                debt securities

HOW THE SERIES IS MANAGED

BOARD OF TRUSTEES


The Board of Trustees oversees the actions of the Manager, investment adviser and Distributor and decides on general policies. The Board also oversees the Series' officers, who conduct and supervise the daily business operations of the Series.


MANAGER
PRUDENTIAL INVESTMENTS LLC (PI)
GATEWAY CENTER THREE, 100 MULBERRY STREET
NEWARK, NJ 07102


Under a Management Agreement with the Trust, PI manages the Series' investment operations and administers its business affairs and is responsible for supervising the Series' investment adviser. For the fiscal year ended November 30, 2003, the Series paid PI management fees of .40% of the Series' average daily net assets.

PI and its predecessors have served as manager or administrator to investment companies since 1987. As of December 31, 2003, PI, a wholly-owned subsidiary of Prudential Financial Inc. (Prudential), served as the investment manager to all of the Prudential U.S. and offshore open-end investment companies, and as the administrator to closed-end investment companies, with aggregate assets of approximately $108.6 billion.


INVESTMENT ADVISER

Prudential Investment Management, Inc. (PIM) is the Series' investment adviser and has served as an investment adviser to investment companies since 1984. Its address is Gateway Center Two, 100 Mulberry Street, Newark, NJ 07102. PI has responsibility for all investment advisory services, supervises PIM and pays PIM for its services.


The PIM Fixed Income Group is organized into teams specializing in different sectors of the fixed income market: U.S. and non-U.S. Government bonds, mortgages and asset-backed securities, U.S. and non-U.S. investment grade corporate bonds, high yield bonds, emerging markets bonds, municipal bonds, and money market securities.

The Money Markets Team, headed by Joseph Tully, is primarily responsible for overseeing the day-to-day management of the Series. The Team develops and coordinates the Series' investment strategy. "Top-down" investment decisions, such as maturity, yield curve, and sector positioning, are made consistent with a PIM Fixed Income-wide Market Outlook, while "bottom-up" security selection is done by the Money Markets Sector Team. The Market Outlook is developed quarterly by a team led by the Chief Investment Officer and the Heads of each of the Sector Teams. The Market Outlook assesses the likely ranges of economic and interest rate scenarios to provide a Prudential Fixed Income-wide view on the economy, interest rates, yield curve, and risk levels in each major bond market, both U.S. and globally.


DISTRIBUTOR


Prudential Investment Management Services LLC (PIMS or the Distributor) distributes the Series' shares under a Distribution Agreement with the Series. The Series has a Distribution and Service Plan (the Plan) under Rule 12b-1 under the Investment Company Act of 1940, as amended (the 1940 Act) for Class A shares. Under the Plan and Distribution Agreement, PIMS pays the expenses of distributing the Series' Class A and Class Z shares and provides certain shareholder support services. The Series pays distribution and other fees to PIMS as compensation for its services for Class A shares, but not for Class Z shares. These fees -- known as 12b-1 fees -- are shown in the "Fees and Expenses" tables.

SERIES DISTRIBUTIONS AND TAX ISSUES

Investors who buy shares of the Series should be aware of some important tax issues. For example, the Series distributes DIVIDENDS of ordinary income and CAPITAL GAINS, if any, to shareholders. These distributions are subject to taxes, unless you hold your shares in a 401(k) plan, an Individual Retirement Account (IRA) or some other qualified or tax-deferred plan or account. Dividends and distributions from the Series also may be subject to state and local income tax in the state where you live.

The following briefly discusses some of the important federal income tax issues you should be aware of, but is not meant to be tax advice. For tax advice, please speak with your tax adviser.

DISTRIBUTIONS

The Series distributes DIVIDENDS out of any net investment income, plus short-term capital gains, to shareholders every month. For example, if the Series owns a U.S. Treasury security and the security pays interest, the Series will pay out a portion of this interest as a dividend to its shareholders, assuming the Series' income is more than its costs and expenses. The dividends you receive from the Series will be taxed as ordinary income, whether or not they are reinvested in the Series. Corporate shareholders are not expected to be eligible for the 70% dividends-received deduction in respect of dividends paid by the Series. In addition, dividends from the series will not qualify for the preferential rates of U.S. federal income tax applicable to certain dividends paid to non-corporate shareholders pursuant to recently enacted/legislation.


Although the Series is not likely to realize long-term capital gains because of the types of securities we purchase, any such CAPITAL GAINS will be paid to shareholders -- typically once a year. Capital gains are generated when the Series sells assets for a profit. LONG-TERM capital gains are generated when the Series sells for a profit assets which it held for more than 1 year. For non-corporate shareholders (including individuals), the maximum long-term federal capital gains rate is generally 15%. The maximum capital gains rate for corporate shareholders currently is the same as the maximum tax rate for ordinary income.


For your convenience, Series distributions of dividends and net capital gains are AUTOMATICALLY REINVESTED in the Series. If you ask us to pay the distributions in cash, we will send you a check if your account is with the Transfer Agent. Otherwise, if your account is with a broker, you will receive a credit to your account. Either way, the distributions may be subject to income taxes, unless your shares are held in a qualified or tax-deferred plan or account. For more information about automatic reinvestment and other shareholder services, see "Additional Shareholder Services" in the next section.

TAX ISSUES
FORM 1099

Every year, you will receive a Form 1099, which reports the amount of dividends and long-term capital gains we distributed to you during the prior year. If you own shares of the Series as part of a qualified or tax-deferred plan or account, your taxes are deferred, so you will not receive a Form 1099. However, you will receive a Form 1099 when you take any distributions from your qualified or tax-deferred plan or account.

Series distributions are generally taxable to you in the calendar year in which they are received, except when we declare certain dividends in the fourth quarter, and actually pay them in January of the following year. In such cases, the dividends are treated as if they were paid on December 31 of the prior year.

WITHHOLDING TAXES


If federal law requires you to provide the Series with your correct taxpayer identification number and certifications as to your tax status, and you fail to do this, or if you are otherwise subject to backup withholding, we will withhold and pay to the U.S. Treasury a portion (currently 28%) of your distributions. Dividends of net investment income and net short-term capital gains paid to a nonresident foreign shareholder generally will be subject to a U.S. federal withholding tax of 30%. This rate may be lower, depending on any tax treaty the U.S. may have with the shareholder's country.


QUALIFIED AND TAX-DEFERRED RETIREMENT PLANS

Retirement plans and accounts allow you to defer paying taxes on investment income and capital gains. Contributions to these plans may also be tax deductible, although distributions from these plans generally are taxable. In the case of Roth IRA accounts, contributions are not tax deductible, but distributions from the plan may be tax-free.

HOW TO BUY, SELL AND EXCHANGE SHARES OF THE SERIES

HOW TO BUY SHARES

STEP 1: OPEN AN ACCOUNT

If you don't have an account with us or a securities firm that is permitted to buy or sell shares of the Series for you, call Prudential Mutual Fund Services LLC (PMFS or the Transfer Agent) at (800) 225-1852 or contact:


PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: INVESTMENT SERVICES
P.O. BOX 8179
PHILADELPHIA, PA 19101


You may purchase shares by check or by wire. We do not accept cash or money orders. To purchase by wire, call the number above to obtain an application. After PMFS receives your completed application, you will receive an account number. For additional information, see the back cover page of this prospectus. We have the right to reject any purchase order (including an exchange into the Series) or suspend or modify the Series' sale of its shares.


STEP 2: CHOOSE A SHARE CLASS

Individual investors can choose between Class A and Class Z shares of the Series, although Class Z shares are available only to a limited group of investors.

When choosing a share class, you should consider the following:
  - The amount of your investment
  - Whether you qualify to purchase Class Z shares.

SHARE CLASS COMPARISON. Use this chart to help you compare the Series' two share classes.

                                                          CLASS A       CLASS Z
Minimum purchase amount(1)                             $ 1,000            None
--------------------------------------------------------------------------------
Minimum amount for subsequent purchases(1)             $   100            None
--------------------------------------------------------------------------------
Maximum initial sales charge                              None            None
--------------------------------------------------------------------------------
Contingent Deferred Sales Charge (CDSC)                   None            None
--------------------------------------------------------------------------------
Annual distribution and service (12b-1) fees
 (shown as a percentage of average net assets)(2)         .125 of 1%      None
--------------------------------------------------------------------------------

(1) The minimum investment requirements do not apply to certain retirement and employee savings plans and custodial accounts for minors. The minimum initial and subsequent investment for purchases made through the Automatic Investment Plan is $50. For more information, see "Additional Shareholder Services -- Automatic Investment Plan."

(2) These distribution and service (12b-1) fees are paid from the Series' assets on a continuous basis. Over time, the fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Class A shares may pay a service fee of up to .125 of 1%. The distribution fee for Class A shares is limited to .125 of 1% (including up to .125 of 1% as a service fee).

QUALIFYING FOR CLASS Z SHARES

BENEFIT PLANS. Certain group retirement plans may purchase Class Z shares if they meet the required minimum for amount of assets, average account balance or number of eligible employees. For more information about these requirements, call Prudential at (800) 353-2847.

MUTUAL FUND PROGRAMS. Class Z shares also can be purchased by participants in any fee-based program or trust program sponsored by Prudential or an affiliate that includes the Series as an available option. Class Z shares also can be purchased by investors in certain programs sponsored by broker-dealers, investment advisers and financial planners who have agreements with Prudential Investments Advisory Group relating to:

  - Mutual fund "wrap" or asset allocation programs, where the sponsor places Series trades, links its clients' accounts to a master account in the sponsor's name and charges its clients a management, consulting or other fee for its services, or
  - Mutual fund "supermarket" programs, where the sponsor links its clients' accounts to a master account in the sponsor's name and the sponsor charges a fee for its services.

Broker-dealers, investment advisers or financial planners sponsoring these mutual fund programs may offer their clients both Class A shares and Class Z shares in the Series in connection with different pricing options for their programs. Investors should consider carefully any separate transaction and other fees charged by these programs in connection with investing in each available share class before selecting a share class.

OTHER TYPES OF INVESTORS. Class Z shares also can be purchased by any of the following:


  - Certain participants in the MEDLEY Program (group variable annuity contracts) sponsored by Prudential for whom Class Z shares of the JennisonDryden Mutual Funds or Strategic Partners Funds are an available option;
  - Current and former Directors/Trustees of the JennisonDryden Mutual Funds or Strategic Partners Funds (including the Series);

  - Prudential, with an investment of $10 million or more; and
  - Class Z shares may also be purchased by qualified state tuition programs (529 plans).

PAYMENTS TO THIRD PARTIES

The Distributor or one of its affiliates may make ongoing payments, from its own resources, to brokers, financial advisers and other persons for providing recordkeeping or otherwise facilitating the maintenance of shareholder accounts.

UNDERSTANDING THE PRICE YOU'LL PAY

When you invest in a mutual fund, you buy shares of the mutual fund. Shares of a money market mutual fund, like the Series, are priced differently than shares of common stock and other securities.


The price you pay for each share of the Series is based on the share value. The share value of a mutual fund -- known as the NET ASSET VALUE or NAV -- is determined by a simple calculation: it's the total value of the fund (assets minus liabilities) divided by the total number of shares outstanding. In determining NAV, the Series values its securities using the amortized cost method. The Series seeks to maintain an NAV of $1 per share at all times. Your broker may charge you a separate or additional fee for purchases of shares.

We determine the NAV of our shares once each business day at the close of regular trading on the New York Stock Exchange (NYSE) usually 4:00 p.m. New York time. The NYSE is closed on most national holidays and Good Friday. We may not determine the Series' NAV on days when we have not received any orders to purchase, sell or exchange Series shares, or when changes in the value of the Series' portfolio do not materially affect its NAV.


Most national newspapers report the NAVs of most mutual funds, which allows investors to check the prices of mutual funds daily.

WHAT PRICE WILL YOU PAY FOR SHARES OF THE SERIES?

For Class A and Class Z shares, you'll pay the public offering price, which is the NAV next determined after we receive your order to purchase. Your broker may charge you a separate or additional fee for purchases of shares.

Unless regular trading on the NYSE closes before 4:00 p.m., your order to purchase must be received by 4:00 p.m., New York time, in order to receive the NAV for that day. In the event that regular trading on the NYSE closes before 4:00 p.m., New York time, you will receive the following day's NAV if your order to purchase is received after the close of regular trading on the NYSE.

ADDITIONAL SHAREHOLDER SERVICES

As a Series shareholder, you can take advantage of the following services and privileges:

AUTOMATIC REINVESTMENT. As we explained in the "Series Distributions and Tax Issues" section, the Series pays out -- or distributes -- its net investment income and net capital gains to all shareholders. For your convenience, we will automatically reinvest your distributions in the Series at NAV. If you want your distributions paid in cash, you can indicate this preference on your application, notify your broker, or notify the Transfer Agent in writing (at the address below) not less than five full business days before the date we determine who receives dividends.

PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: ACCOUNT MAINTENANCE
P.O. BOX 8159
PHILADELPHIA, PA 19101

AUTOMATIC INVESTMENT PLAN. You can make regular purchases of the Series for as little as $50 by having the money automatically withdrawn from your bank or brokerage account at specified intervals.

RETIREMENT PLAN SERVICES. Prudential offers a wide variety of retirement plans for individuals and institutions, including large and small businesses. For information on IRAs, including Roth IRAs or SEP-IRAs for a one-person business, please contact your financial adviser. If you are interested in opening a 401(k) or other company-sponsored retirement plan (SIMPLEs, SEP plans, Keoghs, 403(b) plans, pension and profit-sharing plans), your financial adviser will help you determine which retirement plan best meets your needs. Complete instructions about how to establish and maintain your plan and how to open accounts for you and your employees will be included in the retirement plan kit you receive in the mail.

MULTIPLE ACCOUNTS. Special procedures have been designed for banks and other institutions that wish to open multiple accounts. An institution may open a single master account by filing an application form with the following:

PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: CUSTOMER SERVICE

P.O. BOX 8098
PHILADELPHIA, PA 19101


The application form must be signed by persons authorized to act for the institution. Individual sub-accounts may be opened at the time the master account is opened by listing them, or they may be added at a later date by written advice or by filing forms supplied by the Trust. Sub-accounts may be identified by name and number within the master account name. The investment minimums set forth above apply to the aggregate amounts invested by a group and not the amount credited to each sub-account.

REPORTS TO SHAREHOLDERS. Every year we will send you an annual report (along with an updated prospectus) and a semi-annual report, which contain important financial information about the Series. To reduce Series expenses, we may send one annual shareholder report, one semi-annual shareholder report and one annual prospectus per household, unless you instruct us or your broker otherwise. If each Series shareholder in your household would like to receive a copy of the Series' prospectus, shareholder report and proxy statement, please call us toll free at (800) 225-1852. We will begin sending additional copies of these documents within 30 days of receipt of your request.


HOW TO SELL YOUR SHARES


You can sell your shares of the Series at any time, subject to certain restrictions.

When you sell shares of the Series -- also known as redeeming your shares -- the price you will receive will be the NAV next determined after the Transfer Agent, the Distributor or your broker receives your order to sell. If your broker holds your shares, your broker must receive your order to sell by 4:00 p.m. New York time, to process the sale on that day. In the event that regular trading on the NYSE closes before 4:00 p.m. New York time, you will receive the following day's NAV if your order to sell is received after the close of regular trading on the NYSE. If your broker does not hold your shares contact:

PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: REDEMPTION SERVICES
P.O. BOX 8149
PHILADELPHIA, PA 19101

Generally, we will pay you for the shares that you sell within seven days after the Transfer Agent, the Distributor or your broker receives your sell order. If you hold shares through a broker, payment will be credited to your account. If you are selling shares you recently purchased with a check, we may delay sending you the proceeds until your check clears, which can take up to 10 days from the purchase date. You can avoid delay if you purchase shares by wire, certified check or cashier's check. Your broker may charge you a separate or additional fee for sales of shares.

RESTRICTIONS ON SALES


There are certain times when you may not be able to sell shares of the Series or when we may delay paying you the proceeds from a sale. As permitted by the Securities and Exchange Commission, this may happen only during unusual market conditions or emergencies when the Series can't determine the value of its assets or sell its holdings. For more information, see the SAI, "Purchase, Redemption and Pricing of Trust Shares -- Sale of Shares."

If you hold your shares directly with the Transfer Agent, you will need to have the signature on your sell order signature guaranteed by an "eligible guarantor institution" if:
  - you are selling more than $100,000 of shares, or
  - you want the redemption proceeds made payable to someone that is not in our records, or
  - you want the redemption proceeds sent to some place that is not in our records, or
  - you are a business or a trust.

An "eligible guarantor institution" includes any bank, broker-dealer, savings association or credit union. For more information, see the SAI, "Purchase, Redemption and Pricing of Trust Shares -- Sale of Shares -- Signature Guarantee."

REDEMPTION IN KIND

If the sales of Series shares you make during any 90-day period reach the lesser of $250,000 or 1% of the value of the Series' net assets, we can then give you securities from the Series' portfolio instead of cash. If you want to sell the securities for cash, you would have to pay the costs charged by a broker.

SMALL ACCOUNTS

If you make a sale that reduces your account value to less than $500, we may sell the rest of your shares and close your account. We would do this to minimize the Series' expenses paid by other shareholders. We will give you 60 days' notice, during which time you can purchase additional shares to avoid this action. This involuntary sale does not apply to shareholders who own their shares as part of a 401(k) plan, an IRA or some other qualified or tax-deferred plan or account.

RETIREMENT PLANS

To sell shares and receive a distribution from a retirement account, call your broker or the Transfer Agent for a distribution request form. There are special distribution and income tax withholding requirements for distributions from retirement plans and you must submit a withholding form with your request to avoid delay. If your retirement plan account is held for you by your employer or plan trustee, you must arrange for the distribution request to be signed and sent by the plan administrator or trustee. For additional information, see the SAI.

HOW TO EXCHANGE YOUR SHARES


You can exchange your shares of the Series for shares of the other series of the Trust of the same class and certain other JennisonDryden Mutual Funds or Strategic Partners

Funds -- including certain money market funds -- if you satisfy the minimum investment requirements of such other JennisonDryden Mutual Fund or Strategic Partners Fund. You can exchange Class A shares of the Series for Class A shares of another JennisonDryden Mutual Fund or Strategic Partners Fund, but you can't exchange Class A shares for Class B, Class C or Class Z shares. We may change the terms of the exchange privilege after giving you 60 days' notice.


If you hold shares through a broker, you must exchange shares through your broker. Otherwise contact:

PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: EXCHANGE PROCESSING
P.O. BOX 8157
PHILADELPHIA, PA 19101


When you exchange Class A shares of the Series for Class A shares of any other JennisonDryden Mutual Fund or Strategic Partners Fund, you will be subject to any sales charge that may be imposed by such other JennisonDryden Mutual Fund or Strategic Partners Fund. The sales charge is imposed at the time of your exchange.


If you qualify to purchase Class Z shares, any Class A shares that you own will be automatically exchanged for Class Z shares on a quarterly basis. Eligibility for this special exchange privilege is determined on the business day prior to the date of the exchange.


If you participate in any fee-based program where the Series is an available investment option, your Class A shares, if any, will be automatically exchanged for Class Z shares when you elect to participate in the fee-based program. When you no longer participate in the program, all of your Class Z shares, including shares purchased while you were in the program, will be automatically exchanged for Class A shares. Likewise, if you are entitled to purchase Class Z shares as a participant in Wachovia Securities 401(k) Plan and you seek to transfer your Class Z shares out of the 401(k) Plan after your voluntary or involuntary termination of employment or retirement, your Class Z shares held in the 401(k) Plan will be automatically exchanged for Class A shares.


FREQUENT TRADING


Frequent trading of Series shares in response to short-term fluctuations in the market -- also known as "market timing" -- may make it very difficult to manage the Series' investments. When market timing occurs, the Series may have to sell portfolio securities to have the cash necessary to redeem the market timer's shares. This can happen at a time when it is not advantageous to sell any securities, so the Series' performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because we cannot predict how much cash the Series will have to invest. When, in our opinion, such activity would have a disruptive effect on portfolio management, the Series reserves the right to refuse purchase orders and exchanges into the Series by any person, group or commonly controlled account. The decision may be based upon dollar amount, volume and frequency of trading. The Series will notify a market timer of rejection of an exchange or purchase order.

TELEPHONE REDEMPTIONS OR EXCHANGES

You may redeem your shares of the Series if the proceeds of the redemption do not exceed $100,000 or exchange your shares in any amount by calling the Series at (800) 225-1852 before 4:00 p.m. New York time. You will receive a redemption or exchange amount based on that day's NAV. Certain restrictions apply; please see the section entitled "How to Sell Your Shares -- Restrictions on Sales" for additional information. In the event that regular trading on the NYSE closes before 4:00 p.m. New York time, you will receive the following day's NAV if your order to sell or exchange is received after the close of regular trading on the NYSE.


The Transfer Agent will record your telephone instructions and request specific account information before redeeming or exchanging shares. The Series will not be liable for losses due to unauthorized or fraudulent telephone instructions if it follows instructions that it reasonably believes are made by the shareholder. If the Series does not follow reasonable procedures, it may be liable.

In the event of drastic economic or market changes, you may have difficulty in redeeming or exchanging your shares by telephone. If this occurs, you should consider redeeming or exchanging your shares by mail or through your broker.

The telephone redemption and exchange procedures may be modified or terminated at any time. If this occurs, you will receive a written notice from the Series.


EXPEDITED REDEMPTION PRIVILEGE


If you have selected the Expedited Redemption Privilege, you may have your redemption proceeds sent directly to your bank account. The Series must receive requests for expedited redemption prior to 4:00 p.m., New York time, to receive a redemption amount based on that day's NAV. In the event that regular trading on the NYSE closes before 4:00 p.m., New York time, you will receive the following day's NAV if your order to sell is received after the close of regular trading on the NYSE. For more information, see "Purchase, Redemption and Pricing of Trust Shares -- Expedited Redemption Privilege" in the SAI. The Expedited Redemption Privilege may be modified or terminated at any time without notice.

FINANCIAL HIGHLIGHTS


The financial highlights below are intended to help you evaluate the Series' financial performance for the past 5 years. The TOTAL RETURN in the chart represents the rate that a shareholder would have earned on an investment in the Series, assuming reinvestment of all dividends and other distributions. The information is for each share class for the periods indicated.

A copy of the Series' annual report, along with the Series' audited financial statements and report of independent auditors, is available upon request, at no charge, as described on the back cover of this prospectus.


CLASS A SHARES


The financial highlights were part of the financial statements audited by PricewaterhouseCoopers LLP, independent auditors, whose report was unqualified.


CLASS A SHARES (fiscal years ended 11-30)


PER SHARE OPERATING PERFORMANCE                      2003            2002             2001             2000             1999
Net asset value, beginning of year           $      1.000    $      1.000     $      1.000     $      1.000     $      1.000
Net investment income and net
  realized gain on investment transactions          0.005           0.012            0.039            0.053            0.042
Dividends and distributions                        (0.005)         (0.012)          (0.039)          (0.053)          (0.042)
Net asset value, end of year                 $      1.000    $      1.000     $      1.000     $      1.000     $      1.000
Total return(a)                                      0.47%           1.19%            4.04%            5.43%            4.31%

RATIOS/SUPPLEMENTAL DATA                             2003            2002             2001             2000             1999
Net assets, end of year (000)                $    504,806    $    607,585     $    608,038     $    558,307     $    576,868
Average net assets (000)                     $    571,964    $    612,109     $    589,136     $    559,103     $    594,266
RATIOS TO AVERAGE NET ASSETS:
Expenses, including distribution and
  service (12b-1) fees                               0.87%           0.77%            0.83%            0.91%            0.90%
Expenses, excluding distribution and
  service (12b-1) fees                               0.74%           0.64%            0.70%            0.79%            0.77%
Net investment income                                0.46%           1.14%            3.82%            5.35%            4.23%


(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

CLASS Z SHARES


The financial highlights were part of the financial statements audited by PricewaterhouseCoopers LLP, independent auditors, whose report was unqualified.


CLASS Z SHARES (fiscal years ended 11-30)


PER SHARE OPERATING PERFORMANCE                      2003            2002             2001             2000             1999
Net asset value, beginning of year           $      1.000    $      1.000     $      1.000     $      1.000     $      1.000
Net investment income and net realized
  gain on investment transactions                   0.006           0.013            0.040            0.054            0.044
Dividends and distributions                        (0.006)         (0.013)          (0.040)          (0.054)          (0.044)
Net asset value, end of year                 $      1.000    $      1.000     $      1.000     $      1.000     $      1.000
Total return(a)                                      0.60%           1.32%            4.16%            5.56%            4.44%

RATIOS/SUPPLEMENTAL DATA                             2003            2002             2001             2000             1999
Net assets, end of year (000)                $     22,486    $     23,002     $     31,188     $     38,534     $     41,546
Average net assets (000)                     $     22,010    $     27,790     $     37,641     $     34,243     $     32,984
RATIO TO AVERAGE NET ASSETS:
Expenses, including distribution and
  service (12b-1) fees                               0.74%           0.64%            0.70%            0.79%            0.77%
Expenses, excluding distribution and
  service (12b-1) fees                               0.74%           0.64%            0.70%            0.79%            0.77%
Net investment income                                0.56%           1.27%            4.03%            5.48%            4.38%


(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

NOTES

NOTES

NOTES

NOTES

FOR MORE INFORMATION

Please read this prospectus before you invest in the Series and keep it for future reference. For information or shareholder questions contact:

- MAIL
  Prudential Mutual Fund Services LLC
  PO Box 8098
  Philadelphia, PA 19101

- TELEPHONE
  (800) 225-1852
  (732) 482-7555 (from outside the U.S.)

- WEBSITES
  www.jennisondryden.com
  www.strategicpartners.com

- Outside Brokers should contact:
  Prudential Investment Management Services LLC
  PO Box 8310
  Philadelphia, PA 19101

- TELEPHONE
  (800) 778-8769

You can also obtain copies of Fund documents from the Securities and Exchange Commission as follows:

- MAIL
  Securities and Exchange Commission
  Public Reference Section
  Washington, DC 20549-0102

- ELECTRONIC REQUEST
  publicinfo@sec.gov
  Note: The SEC charges a fee to copy documents

- IN PERSON
  Public Reference Room in Washington, DC
  For hours of operation, call (202) 942-8090

- VIA THE INTERNET
  on the EDGAR database at http://www.sec.gov

Additional information about the Series can be obtained without charge and can be found in the following documents:

- STATEMENT OF ADDITIONAL INFORMATION (SAI)
  (incorporated by reference into this prospectus)

- ANNUAL REPORT
  (contains a discussion of the market conditions and investment strategies that significantly affected the Series' performance during the last fiscal year)

- SEMI-ANNUAL REPORT

JennisonDrydenMutualFunds



Fund Symbols



 SHARE CLASS      A          Z
 Nasdaq           GVMMA      PGZXX
 CUSIP            262434103  262434400



MF100A                                  Investment Company Act File No. 811-3264

DRYDEN


GOVERNMENT SECURITIES TRUST
U.S. TREASURY MONEY MARKET SERIES


FEBRUARY 19, 2004


PROSPECTUS

[GRAPHIC]

FUND TYPE

MONEY MARKET

OBJECTIVE

HIGH CURRENT INCOME CONSISTENT WITH THE PRESERVATION OF PRINCIPAL AND LIQUIDITY





AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SERIES' SHARES NOR HAS THE SEC DETERMINED THAT THIS PROSPECTUS IS COMPLETE OR ACCURATE. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE.


[JENNISONDRYDENMUTUALFUNDS LOGO]

TABLE OF CONTENTS


  1   RISK/RETURN SUMMARY
  1   Investment Objective and Principal Strategies
  1   Principal Risks
  2   Evaluating Performance
  4   Fees and Expenses

  6   HOW THE SERIES INVESTS
  6   Investment Objective and Policies
  7   Other Investments and Strategies
  8   Investment Risks

 10   HOW THE SERIES IS MANAGED
 10   Board of Trustees
 10   Manager
 10   Investment Adviser
 11   Distributor

 12   SERIES DISTRIBUTIONS AND TAX ISSUES
 12   Distributions
 13   Tax Issues

 14   HOW TO BUY, SELL AND EXCHANGE SHARES OF THE SERIES
 14   How to Buy Shares
 18   How to Sell Your Shares
 20   How to Exchange Your Shares
 21   Telephone Redemptions or Exchanges
 22   Expedited Redemption Privilege

 23   FINANCIAL HIGHLIGHTS
 23   Class A Shares
 24   Class Z Shares

      FOR MORE INFORMATION (Back Cover)

RISK/RETURN SUMMARY


This section highlights key information about the U.S. TREASURY MONEY MARKET SERIES, which we refer to as "the Series." Additional information follows this summary.


INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES

Our investment objective is HIGH CURRENT INCOME CONSISTENT WITH THE PRESERVATION OF PRINCIPAL AND LIQUIDITY. In pursuing our objective, we invest exclusively in U.S. Treasury obligations that mature in 13 months or less. While we make every effort to achieve our investment objective and maintain a net asset value of $1 per share, we can't guarantee success. The Series will provide 60 days' prior written notice to shareholders of a change in this policy. To date, the Series' net asset value has never deviated from $1 per share.

PRINCIPAL RISKS

Although we try to invest wisely, all investments involve risk. The money market securities in which the Series invests are generally subject to the risk that the obligations may lose value because interest rates rise or there is a lack of confidence in the borrower. In addition, certain securities may be subject to the risk that the issuer may be unable to make principal and interest payments when they are due.

Although investments in mutual funds involve risk, investing in money market portfolios like the Series is generally less risky than investing in other types of funds. This is because the Series invests only in U.S. Treasury obligations, limits the average maturity of the portfolio to 90 days or less, and limits the effective remaining maturity of any security to no more than 13 months. To satisfy the average maturity and maximum maturity requirements, securities with demand features are treated as maturing on the date that the Series can demand repayment of the security.

For more information about the risks associated with the Series, see "How the Series Invests -- Investment Risks."

An investment in the Series is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although we seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Series.

[SIDENOTE]

MONEY MARKET FUNDS

MONEY MARKET FUNDS -- WHICH HOLD HIGH-QUALITY SHORT-TERM DEBT OBLIGATIONS -- PROVIDE INVESTORS WITH A LOWER RISK, HIGHLY LIQUID INVESTMENT OPTION. THESE FUNDS ATTEMPT TO MAINTAIN A NET ASSET VALUE OF $1 PER SHARE, ALTHOUGH THERE CAN BE NO GUARANTEE THAT THEY WILL ALWAYS BE ABLE TO DO SO.

EVALUATING PERFORMANCE


A number of factors -- including risk -- can affect how the Series performs. The following bar chart shows the Series' performance for each full calendar year of operation for the last 10 years. The tables below show how the Series' average annual total returns and yield compare with those of a group of similar funds. The bar chart and table below demonstrate the risk of investing in the Series by showing how returns can change from year to year. The tables also compare the Series' performance to the performance of a group of similar mutual funds. Past performance is not an indication that the Series will achieve similar results in the future. For current yield information, you can call us at (800) 225-1852.


[CHART]


ANNUAL RETURNS* (CLASS A SHARES)


1994       3.61%
1995       5.25%
1996       4.74%
1997       4.81%
1998       4.61%
1999       4.25%
2000       5.38%
2001       3.57%
2002       1.25%
2003       0.50%


BEST QUARTER:    1.49%   (4th quarter of 2000)
WORST QUARTER:   0.09%   (4th quarter of 2003)



* The Class A shares' return from 1-1-03 to 12-31-03 was .50%

AVERAGE ANNUAL TOTAL RETURNS(1) (as of 12-31-03)



                                ONE YEAR   FIVE YEARS   TEN YEARS      SINCE INCEPTION
Class A Shares                   0.50%       2.97%        3.78%     3.81% (since 12-3-90)

Class Z Shares                   0.62%       3.10%         N/A      3.66% (since 2-21-97)

Lipper Average(2)                0.42%       2.91%        3.78%       **(2)

7 DAY YIELD(1) (as of 12-31-03)

Class A Shares                                                      0.34

Class Z Shares                                                      0.46

iMoneyNet MFR Average(3)                                            0.34



(1) The Series' returns and yield are after deduction of expenses. No performance data is available for Class S shares because there are currently no Class S shares issued and outstanding.

(2) The Lipper Average is based on the average return of all mutual funds in the Lipper U.S. Treasury Money Market Fund Category. Lipper returns since the inception of each class are 3.82% for Class A and 3.75% for Class Z shares.
    Source: Lipper Inc.


(3) The iMoneyNet, Inc. Money Fund Report Average(TM) (iMoneyNet MFR Average) is based upon the average yield of all mutual funds in the iMoneyNet MFR Average/U.S. Treasury retail fund category.

FEES AND EXPENSES

These tables show the fees and expenses that you may pay if you buy and hold each share class of the Series. Each share class has different expenses but represents an investment in the same series. Class Z shares are available only to a limited group of investors. For more information about which share class may be right for you, see "How to Buy, Sell and Exchange Shares of the Series."

SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)

                                                     CLASS A   CLASS S   CLASS Z
Maximum sales charge (load) imposed on
  purchases (as a percentage of offering price)         None      None      None
Maximum deferred sales charge (load) (as a
  percentage of the lower of original purchase
  price or sale proceeds)                               None      None      None
Maximum sales charge (load) imposed on
  reinvested dividends and other distributions          None      None      None
Redemption fees                                         None      None      None
Exchange fee                                            None       N/A      None

ANNUAL SERIES OPERATING EXPENSES (DEDUCTED FROM SERIES ASSETS)


                                                               CLASS A   CLASS Z
Management fees                                                    .40%      .40%
+ Distribution and service (12b-1) fees                           .125%     None
+ Other expenses                                                   .10%      .10%
= TOTAL ANNUAL SERIES OPERATING EXPENSES                           .63%      .50%


ANNUAL SERIES OPERATING EXPENSES (DEDUCTED FROM SERIES ASSETS)


                                                                         CLASS S
Management fees                                                              .40%
+ Distribution (12b-1) fee                                                  .175%
+ Other expenses(2)                                                          .35%
= TOTAL ANNUAL SERIES OPERATING EXPENSES                                     .93%



(1) Your broker may charge you a separate or additional fee for purchases of shares or an administration fee on Series balances, including income from Series distributions.

(2) Includes a service fee of 0.25%. The service fee compensates Wachovia Securities, LLC (Wachovia Securities) and Pruco Securities, LLC (Pruco) for providing personal customer account maintenance and related services on behalf of shareholders participating in certain brokerage account programs offering a sweep feature.

EXAMPLE

This example will help you compare the fees and expenses of the Series' three share classes and compare the cost of investing in the Series with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Series for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                                 ONE YEAR   THREE YEARS   FIVE YEARS   TEN YEARS
Class A shares                    $  64       $  202        $  351     $    786
Class S shares                       95          296           515        1,018
Class Z shares                       51          160           280          628

HOW THE SERIES INVESTS

INVESTMENT OBJECTIVE AND POLICIES

The Series' investment objective is HIGH CURRENT INCOME CONSISTENT WITH THE PRESERVATION OF PRINCIPAL AND LIQUIDITY. While we make every effort to achieve our objective, we can't guarantee success.

The Series invests exclusively in U.S. TREASURY OBLIGATIONS to try to provide investors with high current income while maintaining a stable net asset value of $1 per share. We manage the Series to comply with specific rules designed for money market mutual funds. The Series will invest in U.S. Treasury securities, including bills, notes and bonds. These instruments are direct obligations of the U.S. Government and, as such, are backed by the full faith and credit of the United States, which means that payment of interest and principal is guaranteed, but yield and market value are not. They differ primarily in their interest rates and the lengths of their maturities.

The U.S. Treasury sometimes "strips" Treasury debt obligations into their component parts -- the Treasury's obligation to make periodic interest payments and its obligation to repay the amount borrowed. These STRIPPED SECURITIES are sold to investors separately. Stripped securities do not make periodic interest payments. They are usually sold at a discount and then redeemed for their face value on their maturity dates. These securities increase in value when interest rates fall and lose value when interest rates rise. However, the value of stripped securities generally fluctuates more in response to interest rate movements than the value of traditional bonds. The Series may try to earn money by buying stripped securities at a discount and either selling them after they increase in value or holding them until they mature.

DEBT OBLIGATIONS in general, including U.S. Treasury obligations, are basically written promises to repay a debt. Among the various types of debt securities we may purchase, the terms of repayment may vary, as may the commitment of other parties to honor the obligations of the issuer of the security.

The securities that we may purchase may change over time as new types of money market instruments are developed. We will purchase these new instruments, however, only if their characteristics and features follow the rules governing the operation of money market mutual funds.


For more information, see "Investment Risks" below and the Trust's Statement of Additional Information (SAI), "Description of the Trust, Its Investments and Risks." The SAI contains additional information about the Series. To obtain a copy, see the back cover of this prospectus.

The Series' investment objective is a fundamental policy that cannot be changed without shareholder approval. The Trust's Board can change investment policies of the Series that are not fundamental without shareholder approval.


OTHER INVESTMENTS AND STRATEGIES

In addition to the principal strategies, we also may use the following investment strategies to increase the Series' returns or protect its assets if market conditions warrant.

FLOATING RATE DEBT SECURITIES AND VARIABLE RATE DEBT SECURITIES

The Series may invest in floating rate debt securities and variable rate debt securities with respect to U.S. Treasury obligations. FLOATING RATE DEBT SECURITIES are debt securities that have an interest rate that is set as a specific percentage of a designated rate, such as the rate on Treasury debt obligations. The interest rate on floating rate debt securities changes when there is a change in the designated rate. VARIABLE RATE DEBT SECURITIES are debt securities that have an interest rate that is adjusted periodically based on the market rate at a specified time. They may allow the Series to demand full payment of the debt securities on short notice. At times the Series may receive an amount that may be more or less than the amount paid for the debt securities.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

The Series may purchase U.S. Treasury obligations on a "WHEN-ISSUED" or "DELAYED-DELIVERY" basis. When the Series makes this type of purchase, the price and interest rate are fixed at the time of purchase, but delivery and payment for the obligations take place at a later time. The Series does not earn interest income until the date the obligations are expected to be delivered.

For more information about these strategies, see the SAI, "Description of the Trust, Its Investments and Risks."

ADDITIONAL STRATEGIES


The Series also follows certain policies when it BORROWS MONEY (the Series may borrow up to 20% of the value of its total assets) or HOLDS ILLIQUID SECURITIES (the Series may hold up to 10% of its net assets in illiquid securities, including securities with legal or contractual restrictions on resale, those without a readily available market and repurchase agreements with maturities longer than seven days). The Series is subject to certain other investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI "Investment Restrictions".

INVESTMENT RISKS


As noted previously, all investments involve risk, and investing in the Series is no exception. Since the Series' holdings can vary significantly from broad market indexes, performance of the Series can deviate from performance of the indexes. This chart outlines the key risks and potential rewards of the Series' principal strategies and certain other non-principal strategies the Series may use. To limit these risks, we invest only in U.S. Treasury securities, which are of the highest possible credit quality. The investment types are listed in the order in which they normally will be used by the investment adviser. The term "investable assets" in this prospectus refers to the Series' net assets plus any borrowings for investment purposes. The Series' investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions. Unless otherwise noted, the Series' ability to engage in the particular type of investment is expressed as a percentage of investable assets. See, too, "Description of the Trust, Its Investments and Risks," in the SAI.

INVESTMENT TYPE


% OF SERIES' ASSETS          RISKS                                POTENTIAL REWARDS
U.S. TREASURY SECURITIES     -  Credit risk -- the risk that the  -  A source of regular interest income
Up to 100%                      borrower can't pay back the
                                money borrowed or make interest   -  Generally more secure than
                                payments (relatively low for         lower-quality debt securities
                                U.S. Treasury securities)
                                                                  -  Principal and interest are
                             -  Market risk -- the risk that         guaranteed by the U.S.
                                debt obligations will lose value     Government
                                in the market, sometimes rapidly
                                or unpredictably, because         -  Most bonds rise in value when
                                interest rates rise or there is      interest rates fall
                                a lack of confidence in the
                                borrower

VARIABLE/FLOATING RATE DEBT  -  May decrease returns when         -  May offer protection against
SECURITIES                      interest rates decrease              interest rate increases
Percentage varies; usually
less than 65%

WHEN-ISSUED AND DELAYED-     -  Value of securities may decrease  -  May magnify underlying
DELIVERY SECURITIES             before delivery occurs               investment returns
Percentage varies; usually
less than 40%                -  Broker/dealer may become
                                insolvent prior to delivery

ILLIQUID SECURITIES          -  Illiquidity risk -- the risk      - May offer a more attractive
Up to 10% of net assets         that bonds may be difficult to      yield than more widely traded
                                value precisely and sell at the     securities
                                time or price desired, in which
                                case valuation would depend more
                                on the investment adviser's
                                judgment than is generally the
                                case with other types of debt
                                securities

HOW THE SERIES IS MANAGED

BOARD OF TRUSTEES


The Board of Trustees oversees the actions of the Manager, investment adviser and Distributor and decides on general policies. The Board also oversees the Series' officers, who conduct and supervise the daily business operations of the Series.


MANAGER

PRUDENTIAL INVESTMENTS LLC (PI)
GATEWAY CENTER THREE, 100 MULBERRY STREET
NEWARK, NJ 07102


Under a Management Agreement with the Trust, PI manages the Series' investment operations and administers its business affairs and is responsible for supervising the Series' investment adviser. For the fiscal year ended November 30, 2003, the Series paid PI management fees of 40% of the Series' average daily net assets.

PI and its predecessors have served as manager or administrator to investment companies since 1987. As of December 31, 2003, PI, a wholly-owned subsidiary of Prudential Financial Inc. (Prudential), served as the investment manager to all of the Prudential U.S. and offshore open-end investment companies, and as the administrator to closed-end investment companies, with aggregate assets of approximately $108.6 billion.


INVESTMENT ADVISER

Prudential Investment Management, Inc. (PIM) is the Series' investment adviser and has served as an investment adviser to investment companies since 1984. Its address is Gateway Center Two, 100 Mulberry Street, Newark, NJ 07102. PI has responsibility for all investment advisory services, supervises PIM and pays PIM for its services.


The PIM Fixed Income Group is organized into teams specializing in different sectors of the fixed income market: U.S. and non-U.S. Government bonds, mortgages and asset-backed securities, U.S. and non-U.S. investment grade corporate bonds, high yield bonds, emerging markets bonds, municipal bonds, and money market securities.

The Money Markets Team, headed by Joseph Tully, is primarily responsible for overseeing the day-to-day management of the Series. The Team develops and coordinates the Series' investment strategy. "Top-down" investment decisions such as maturity, yield curve, and sector positioning are made consistent with a PIM Fixed Income-wide Market Outlook, while "bottom-up" security selection is done by the Money Markets Sector Team. The Market Outlook is developed quarterly by a team led by the Chief Investment Officer and the Heads of each of the Sector Teams. The Market Outlook assesses the likely ranges of economic and interest rate scenarios to provide a Prudential Fixed Income-wide view on the economy, interest rates, yield curve, and risk levels in each major bond market, both U.S. and globally.


DISTRIBUTOR


Prudential Investment Management Services LLC (PIMS or the Distributor) distributes the Series' shares under a Distribution Agreement with the Series. The Series also has a Distribution and Service Plan (the Plan) under Rule 12b-1 of the Investment Company Act of 1940, as amended (the 1940 Act) with respect to Class A shares, and a Distribution Plan (the Plan) under Rule 12b-1 of the 1940 Act with respect to Class S shares. Under the Plans and the Distribution Agreement, PIMS pays the expenses of distributing the Series' Class A, Class S and Class Z shares and provides certain shareholder support services. The Series pays distribution and other fees to PIMS as compensation for its services for Class A and Class S shares, but not for Class Z shares. These fees -- known as 12b-1 fees -- are shown in the "Fees and Expenses" tables. Class A shares are subject to a 12b-1 fee of 0.125% and Class S shares are subject to a 12b-1 fee of 0.175%.

SERIES DISTRIBUTIONS AND TAX ISSUES

Investors who buy shares of the Series should be aware of some important tax issues. For example, the Series distributes DIVIDENDS of ordinary income and CAPITAL GAINS, if any, to shareholders. These distributions are subject to taxes, unless you hold your shares in a 401(k) plan, an Individual Retirement Account (IRA) or some other qualified or tax-deferred plan or account. Dividends and distributions from the Series also may be subject to state and local income tax in the state where you live.

The following briefly discusses some of the important federal income tax issues you should be aware of, but is not meant to be tax advice. For tax advice, please speak with your tax adviser.

DISTRIBUTIONS

The Series distributes DIVIDENDS out of any net investment income, plus short-term capital gains, to shareholders every month. For example, if the Series owns a U.S. Treasury security and the security pays interest, the Series will pay out a portion of this interest as a dividend to its shareholders, assuming the Series' income is more than its costs and expenses. The dividends you receive from the Series will be taxed as ordinary income, whether or not they are reinvested in the Series. Corporate shareholders are not expected to be eligible for the 70% dividends-received deduction in respect of dividends paid by the Series.


Although the Series is not likely to realize long-term capital gains because of the types of securities we purchase, any such CAPITAL GAINS will be paid to shareholders typically once a year. Capital gains are generated when the Series sells assets for a profit. LONG-TERM capital gains are generated when the Series sells for a profit assets which it held for more than 1 year. For non-corporate shareholders (including individuals), the maximum long-term federal capital gains rate generally is 15%. The maximum capital gains rate for corporate shareholders currently is the same as the maximum tax rate for ordinary income.


For your convenience, Series distributions of dividends and net capital gains are AUTOMATICALLY REINVESTED in the Series. If you ask us to pay the distributions in cash, we will send you a check if your account is with the Transfer Agent. Otherwise, if your account is with a broker, you will receive a credit to your account. Either way, the distributions may be subject to income taxes, unless your shares are held in a qualified or tax-deferred plan or account. For more information about automatic reinvestment and other shareholder services, see "Additional Shareholder Services" in the next section.

TAX ISSUES
FORM 1099

Every year, you will receive a Form 1099, which reports the amount of dividends and long-term capital gains we distributed to you during the prior year. If you own shares of the Series as part of a qualified or tax-deferred plan or account, your taxes are deferred, so you will not receive a Form 1099. However, you will receive a Form 1099 when you take any distributions from your qualified or tax-deferred plan or account.

Series distributions are generally taxable to you in the calendar year in which they are received, except when we declare certain dividends in the fourth quarter, and actually pay them in January of the following year. In such cases, the dividends are treated as if they were paid on December 31 of the prior year.

WITHHOLDING TAXES


If federal law requires you to provide the Series with your correct taxpayer identification number and certifications as to your tax status, and you fail to do this, or if you are otherwise subject to backup withholding, we will withhold and pay to the U.S. Treasury a portion (currently 28%) of your distributions. Dividends of net investment income and net short-term capital gains paid to a nonresident foreign shareholder generally will be subject to a U.S. federal withholding tax of 30%. This rate may be lower, depending on any tax treaty the U.S. may have with the shareholder's country.


QUALIFIED AND TAX-DEFERRED RETIREMENT PLANS

Retirement plans and accounts allow you to defer paying taxes on investment income and capital gains. Contributions to these plans may also be tax deductible, although distributions from these plans generally are taxable. In the case of Roth IRA accounts, contributions are not tax deductible, but distributions from the plan may be tax-free.

HOW TO BUY, SELL AND EXCHANGE SHARES OF THE SERIES

HOW TO BUY SHARES

STEP 1: OPEN AN ACCOUNT

If you don't have an account with us or a securities firm that is permitted to buy or sell shares of the Series for you, call Prudential Mutual Fund Services LLC (PMFS or the Transfer Agent) at (800) 225-1852 or contact:


PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: INVESTMENT SERVICES
P.O. BOX 8179
PHILADELPHIA, PA 19101


You may purchase shares by check or by wire. We do not accept cash or money orders. To purchase by wire, call the number above to obtain an application. After PMFS receives your completed application, you will receive an account number. For additional information, see the back cover page of this prospectus. We have the right to reject any purchase order (including an exchange into the Series) or suspend or modify the Series' sale of its shares.


STEP 2: CHOOSE A SHARE CLASS


The Series currently offers Class A and Class Z shares, and may in the future offer Class S shares for Direct Purchasers. Class Z shares are available only to a limited group of investors.


When choosing a share class, you should consider the following:
   -  The amount of your investment
   -  Whether you qualify to purchase Class Z shares.

SHARE CLASS COMPARISON. Use this chart to help you compare the Series' share classes currently available to Direct Purchasers.

                                                               CLASS A   CLASS Z
Minimum purchase amount(1)                                    $  1,000    None
Minimum amount for subsequent purchases(1)                    $    100    None
Maximum initial sales charge                                      None    None
Contingent Deferred Sales Charge (CDSC)                           None    None
Annual distribution and service (12b-1) fees (shown as
  a percentage of average net assets)(2)                     .125 of 1%   None

(1) The minimum investment requirements do not apply to certain retirement and employee savings plans and custodial accounts for minors. The minimum initial and subsequent investment for purchases made through the Automatic Investment Plan is $50. For more information, see "Additional Shareholder Services -- Automatic Investment Plan."

(2) These distribution and service (12b-1) fees are paid from the Series' assets on a continuous basis. Over time, the fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Class A shares may pay a service fee of up to .125 of 1%. The distribution fee for Class A shares is limited to .125 of 1% (including up to .125 of 1% as a service fee).

QUALIFYING FOR CLASS Z SHARES

BENEFIT PLANS. Certain group retirement plans may purchase Class Z shares if they meet the required minimum for amount of assets, average account balance or number of eligible employees. For more information about these requirements, call Prudential at (800) 353-2847.

MUTUAL FUND PROGRAMS. Class Z shares also can be purchased by participants in any fee-based program or trust program sponsored by Prudential or an affiliate that includes the Series as an available option. Class Z shares also can be purchased by investors in certain programs sponsored by broker-dealers, investment advisers and financial planners who have agreements with Prudential Investments Advisory Group relating to:
   - Mutual fund "wrap" or asset allocation programs, where the sponsor places Series trades, links its clients' accounts to a master account in the sponsor's name and charges its clients a management, consulting or other fee for its services, or
   - Mutual fund "supermarket" programs, where the sponsor links its clients' accounts to a master account in the sponsor's name and the sponsor charges a fee for its services.

Broker-dealers, investment advisers or financial planners sponsoring these mutual fund programs may offer their clients both Class A shares and Class Z shares in the Series in connection with different pricing options for their programs. Investors should consider carefully any separate transaction and other fees charged by these programs in connection with investing in each available share class before selecting a share class.

OTHER TYPES OF INVESTORS. Class Z shares also can be purchased by any of the following:

   - Certain participants in the MEDLEY Program (group variable annuity contracts) sponsored by Prudential for whom Class Z shares of the JennisonDryden Mutual Funds or Strategic Partners Funds are an available option;
   - Current and former Directors/Trustees of the JennisonDryden Mutual Funds or Strategic Partners Funds (including the Series);

   -  Prudential, with an investment of $10 million or more; and
   - Class Z shares may also be purchased by qualified state tuition programs (529 plans).

PAYMENTS TO THIRD PARTIES FOR ACCOUNT MAINTENANCE

The Distributor or one of its affiliates may make ongoing payments, from its own resources, to brokers, financial advisers and other persons for providing recordkeeping or otherwise facilitating the maintenance of shareholder accounts.

UNDERSTANDING THE PRICE YOU'LL PAY

When you invest in a mutual fund, you buy shares of the mutual fund. Shares of a money market mutual fund, like the Series, are priced differently than shares of common stock and other securities.


The price you pay for each share of the Series is based on the share value. The share value of a mutual fund -- known as the NET ASSET VALUE or NAV -- is determined by a simple calculation: it's the total value of the fund (assets minus liabilities) divided by the total number of shares outstanding. In determining its NAV, the Series values its securities using the amortized cost method. The Series seeks to maintain an NAV of $1 per share at all times. Your broker may charge you a separate or additional fee for purchases of shares.

We determine the NAV of our shares once each business day at the close of regular trading on the New York Stock Exchange (NYSE) usually 4:00 p.m. New York time. The NYSE is closed on most national holidays and Good Friday. We may not determine the Series' NAV on days when we have not received any orders to purchase, sell or exchange Series shares, or when changes in the value of the Series' portfolio do not materially affect its NAV.


Most national newspapers report the NAVs of most mutual funds, which allows investors to check the prices of mutual funds daily.

WHAT PRICE WILL YOU PAY FOR SHARES OF THE SERIES?

For Class A, Class S and Class Z shares, you'll pay the public offering price, which is the NAV next determined after we receive your order to purchase. Your broker may charge you a separate or additional fee for purchases of shares.


Unless regular trading on the NYSE closes before 4:00 p.m., your order to purchase must be received by 4:00 p.m. New York time, in order to receive the NAV for that day. In the event that regular trading on the NYSE closes before 4:00 p.m. New York time, you will receive the following day's NAV if your order to purchase is received after the close of regular trading on the NYSE.


ADDITIONAL SHAREHOLDER SERVICES

As a Series shareholder, you can take advantage of the following services and privileges to the extent they apply to the class of shares that you own:

AUTOMATIC REINVESTMENT. As we explained in the "Series Distributions and Tax Issues" section, the Series pays out -- or distributes -- its net investment income and net capital gains to all shareholders. For your convenience, we will automatically reinvest your distributions in the Series at NAV. If you want your distributions paid in cash, you can indicate this preference on your application, notify your broker, or notify the Transfer Agent in writing (at the address below) at least five business days before the date we determine who receives dividends.

PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: ACCOUNT MAINTENANCE
P.O. BOX 8159
PHILADELPHIA, PA 19101

AUTOMATIC INVESTMENT PLAN. You can make regular purchases of the Series for as little as $50 by having the money automatically withdrawn from your bank or brokerage account at specified intervals.

RETIREMENT PLAN SERVICES. Prudential offers a wide variety of retirement plans for individuals and institutions, including large and small businesses. For information on IRAs, including Roth IRAs or SEP-IRAs for a one-person business, please contact your financial adviser. If you are interested in opening a 401(k) or other company-sponsored retirement plan (SIMPLEs, SEP plans, Keoghs, 403(b) plans, pension and profit-sharing plans), your financial adviser will help you determine which retirement plan best meets your needs. Complete instructions about how to establish and maintain your plan and how to open accounts for you and your employees will be included in the retirement plan kit you receive in the mail.

MULTIPLE ACCOUNTS. Special procedures have been designed for banks and other institutions that wish to open multiple accounts. An institution may open a single master account by filing an application form with the following:

PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: CUSTOMER SERVICE

P.O. BOX 8098
PHILADELPHIA, PA 19101


The application form must be signed by persons authorized to act for the institution. Individual sub-accounts may be opened at the time the master account is opened by listing them, or they may be added at a later date by written advice or by filing forms supplied by the Trust. Sub-accounts may be identified by name and number within the master account name. The investment minimums set forth above apply to the aggregate amounts invested by a group and not to the amount credited to each sub-account.

REPORTS TO SHAREHOLDERS. Every year we will send you an annual report (along with an updated prospectus) and a semi-annual report, which contain important financial information about the Series. To reduce Series expenses, we may send one annual shareholder report, one semi-annual shareholder report and one annual prospectus per household, unless you instruct us or your broker otherwise. If each Series shareholder in your household would like to receive a copy of the Series' prospectus, shareholder report and proxy statement, please call us toll free at (800) 225-1852. We will begin sending additional copies of these documents within 30 days of receipt of your request.


HOW TO SELL YOUR SHARES

You can sell your shares of the Series at any time, subject to certain restrictions. For more information about these restrictions, see "Restrictions on Sales" below.


When you sell shares of the Series -- also known as redeeming your shares -- the price you will receive will be the NAV next determined after the Transfer Agent, the Distributor or your broker receives your order to sell. If your broker holds your shares, your broker must receive your order to sell by 4:00 p.m. New York time, to process the sale on that day. In the event that regular trading on the NYSE closes before 4:00 p.m., New York time, you will receive the following day's NAV if your order to sell is received after the close of regular trading on the NYSE. If your broker does not hold your shares contact:

PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: REDEMPTION SERVICES
P.O. BOX 8149
PHILADELPHIA, PA 19101

Generally, we will pay you for the shares that you sold within seven days after the Transfer Agent, the Distributor or your broker receives your sell order. If you hold shares through a broker, payment will be credited to your account. If you are selling shares you recently purchased with a check, we may delay sending you the proceeds until your check clears, which can take up to 10 days from the purchase date. You can avoid delay if you purchase shares by wire, certified check or cashier's check. Your broker may charge you a separate or additional fee for sales of shares.

RESTRICTIONS ON SALES


There are certain times when you may not be able to sell shares of the Series or when we may delay paying you the proceeds from a sale. As permitted by the Securities and Exchange Commission, this may happen only during unusual market conditions or emergencies when the Series can't determine the value of its assets or sell its holdings. For more information, see the SAI, "Purchase, Redemption and Pricing of Trust Shares -- Sale of Shares."


If you hold your shares directly with the Transfer Agent, you will need to have the signature on your sell order signature guaranteed by an "eligible guarantor institution" if:

   -  you are selling more than $100,000 of shares, or
   - you want the redemption proceeds made payable to someone that is not in our records, or
   - you want the redemption proceeds sent to some place that is not in our records, or
   -  you are a business or a trust.

An "eligible guarantor institution" includes any bank, broker-dealer, savings association or credit union. For more information, see the SAI, "Purchase, Redemption and Pricing of Trust Shares -- Sale of Shares -- Signature Guarantee."

REDEMPTION IN KIND

If the sales of Series shares you make during any 90-day period reach the lesser of $250,000 or 1% of the value of the Series' net assets, we can then give you securities from the Series' portfolio instead of cash. If you want to sell the securities for cash, you would have to pay the costs charged by a broker.

SMALL ACCOUNTS

If you make a sale that reduces your account value to less than $500, we may sell the rest of your shares and close your account. We would do this to minimize the Series' expenses paid by other shareholders. We will give you 60 days' notice, during which time you can purchase additional shares to avoid this action. This involuntary sale does not apply to shareholders who own their shares as part of a 401(k) plan, an IRA or some other qualified or tax-deferred plan or account.

RETIREMENT PLANS

To sell shares and receive a distribution from a retirement account, call your broker or the Transfer Agent for the distribution request form. There are special distribution and income tax withholding requirements for distributions from retirement plans and you must submit a withholding form with your request to avoid delay. If your retirement plan account is held for you by your employer or plan trustee, you must arrange for the distribution request to be signed and sent by the plan administrator or trustee. For additional information, see the SAI.

HOW TO EXCHANGE YOUR SHARES -- CLASS A AND CLASS Z SHARES ONLY


You can exchange your shares of the Series for shares of the other series of the Trust of the same class and certain other JennisonDryden Mutual Funds or Strategic Partners Funds -- including certain money market funds -- if you satisfy the minimum investment requirements of such other JennisonDryden Mutual Fund or Strategic Partners Fund. You can exchange Class A shares of the Series for Class A shares of another Prudential mutual fund, but you can't exchange Class A shares for Class B, Class C or Class Z shares. We may change the terms of the exchange privilege after giving you 60 days' notice.


If you hold shares through a broker, you must exchange shares through your broker.
Otherwise contact:

PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: EXCHANGE PROCESSING
P.O. BOX 8157
PHILADELPHIA, PA 19101


When you exchange Class A shares of the Series for Class A shares of any other JennisonDryden Mutual Fund or Strategic Partners Fund, you will be subject to any sales charge that may be imposed by such other JennisonDryden Mutual Fund or Strategic Partners Fund. The sales charge is imposed at the time of your exchange.

If you qualify to purchase Class Z shares, any Class A shares that you own will be automatically exchanged for Class Z shares on a quarterly basis. Eligibility for this special exchange privilege is determined on the business day prior to the date of the exchange.


If you participate in any fee-based program where the Series is an available investment option, your Class A shares, if any, will be automatically exchanged for Class Z shares when you elect to participate in the fee-based program. When you no longer participate in the program, all of your Class Z shares, including shares purchased while you were in the program, will be automatically exchanged for Class A shares. Likewise, if you are entitled to purchase Class Z shares as a participant in Wachovia Securities 401(k) Plan and you seek to transfer your Class Z shares out of the 401(k) Plan after your voluntary or involuntary termination of employment or retirement, your Class Z shares held in the 401(k) Plan will be automatically exchanged for Class A shares.


FREQUENT TRADING


Frequent trading of Series shares in response to short-term fluctuations in the market -- also known as "market timing" -- may make it very difficult to manage the Series' investments. When market timing occurs, the Series may have to sell portfolio securities to have the cash necessary to redeem the market timer's shares. This can happen at a time when it is not advantageous to sell any securities, so the Series' performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because we cannot predict how much cash the Series will have to invest. When, in our opinion, such activity would have a disruptive effect on portfolio management, the Series reserves the right to refuse purchase orders and exchanges into the Series by any person, group or commonly controlled account. The decision may be based upon dollar amount, volume and frequency of trading. The Series will notify a market timer of rejection of an exchange or purchase order.


TELEPHONE REDEMPTIONS OR EXCHANGES -- DIRECT PURCHASERS -- CLASS A AND CLASS Z SHARES ONLY


You may redeem your shares of the Series if the proceeds of the redemption do not exceed $100,000 or exchange your shares in any amount by calling the Series at (800) 225-1852 before 4:00 p.m. New York time. You will receive a redemption or exchange amount based on that day's NAV. Certain restrictions apply; please see the section entitled "How to Sell Your Shares -- Restrictions on Sales" for additional information. In the event that regular trading on the NYSE closes before 4:00 p.m. New York time, you will receive the following day's NAV if your order to sell or exchange is received after the close of regular trading on the NYSE.


The Transfer Agent will record your telephone instructions and request specific account information before redeeming or exchanging shares. The Series will not be liable for losses due to unauthorized or fraudulent telephone instructions if it follows instructions that it reasonably believes are made by the shareholder. If the Series does not follow reasonable procedures, it may be liable.

In the event of drastic economic or market changes, you may have difficulty in redeeming or exchanging your shares by telephone. If this occurs, you should consider redeeming or exchanging your shares by mail or through your broker.

The telephone redemption and exchange procedures may be modified or terminated at any time. If this occurs, you will receive a written notice from the Series.

EXPEDITED REDEMPTION PRIVILEGE-- DIRECT PURCHASERS-- CLASS A AND CLASS Z SHARES ONLY


If you have selected the Expedited Redemption Privilege, you may have your redemption proceeds sent directly to your bank account. The Series must receive requests for expedited redemption prior to 4:00 p.m. New York time, to receive a redemption amount based on that day's NAV. In the event that regular trading on the NYSE closes before 4:00 p.m. New York time, you will receive the following day's NAV if your order to sell is received after the close of regular trading on the NYSE. For more information, see "Purchase, Redemption and Pricing of Trust Shares -- Expedited Redemption Privilege" in the SAI. The Expedited Redemption Privilege may be modified or terminated at any time without notice.

FINANCIAL HIGHLIGHTS


The financial highlights below are intended to help you evaluate the Series' financial performance for the past 5 years. The TOTAL RETURN in the chart represents the rate that a shareholder would have earned on an investment in the Series, assuming reinvestment of all dividends and other distributions. The information is for each share class for the periods indicated. No performance data is available with respect to the Series Class S shares because there are currently no Class S shares issued and outstanding.

A copy of the Series' annual report, along with the Series' audited financial statements and report of independent auditors, is available upon request, at no charge, as described on the back cover of this prospectus.


CLASS A SHARES


The financial highlights were part of the financial statements audited by PricewaterhouseCoopers LLP, independent auditors, whose report was unqualified.


CLASS A SHARES (fiscal years ended 11-30)


PER SHARE OPERATING PERFORMANCE                  2003         2002         2001            2000         1999
Net asset value, beginning of year         $    1.000   $    1.000   $    1.000      $    1.000   $    1.000
Net investment income and net realized
  gain on investment transactions               0.006        0.013        0.038           0.052        0.041
Dividends and distributions                    (0.006)      (0.013)      (0.038)         (0.052)      (0.041)
Net asset value, end of year               $    1.000   $    1.000   $    1.000      $    1.000   $    1.000
Total return(a)                                  0.55%        1.32%        4.01%           5.27%        4.19%

RATIOS/SUPPLEMENTAL DATA                         2003         2002         2001            2000         1999
Net assets, end of year (000)              $  343,477   $  381,741   $  502,362      $  365,154   $  321,641
Average net assets (000)                   $  507,223   $  492,503   $  444,533      $  396,454   $  383,772

RATIOS TO AVERAGE NET ASSETS:
Expenses, including distribution
  and service (12b-1) fees                       0.63%        0.63%        0.62%(b)        0.61%        0.63%
Expenses, excluding distribution
  and service (12b-1) fees                       0.50%        0.50%        0.49%(b)        0.48%        0.51%
Net investment income                            0.56%        1.25%        3.92%(b)        5.09%        4.08%


(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.
(b) Reflects overall Series ratio for investment income and non-class specific expenses.

CLASS Z SHARES


The financial highlights were part of the financial statements audited by PricewaterhouseCoopers LLP, independent auditors, whose report was unqualified.


CLASS Z SHARES (fiscal years ended 11-30)


PER SHARE OPERATING PERFORMANCE                  2003         2002         2001            2000         1999
Net asset value, beginning of year         $    1.000   $    1.000   $    1.000      $    1.000   $    1.000
Net investment income and net realized
  gain on investment transactions               0.007        0.014        0.040           0.053        0.043
Dividends and distributions                    (0.007)      (0.014)      (0.040)         (0.053)      (0.043)
Net asset value, end of year                    1.000   $    1.000   $    1.000      $    1.000   $    1.000
Total return(a)                                  0.68%        1.45%        4.14%           5.40%        4.37%

RATIOS/SUPPLEMENTAL DATA                         2003         2002         2001            2000         1999
Net assets, end of year (000)              $    5,846   $    5,527   $    6,746      $    5,510   $    2,013
Average net assets (000)                   $    5,995   $    5,514   $    5,870      $    2,191   $    1,942

RATIO OF AVERAGE NET ASSETS:
Expenses, including distribution
  and service (12b-1) fees                       0.50%        0.50%        0.49%(b)        0.48%        0.51%
Expenses, excluding distribution
  and service (12b-1) fees                       0.50%        0.50%        0.49%(b)        0.48%        0.51%
Net investment income                            0.64%        1.37%        4.04%(b)        5.31%        4.19%


(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.
(b) Reflects overall Series ratio for investment income and non-class specific expenses.

NOTES

NOTES

NOTES

NOTES

FOR MORE INFORMATION


Please read this prospectus before you invest in the Series and keep it for future reference. For information or shareholder questions contact:

- MAIL
  Prudential Mutual Fund Services LLC
  PO Box 8098
  Philadelphia, PA 19101

- TELEPHONE
  (800) 225-1852
  (732) 482-7555 (from outside the U.S.)

- WEBSITES
  www.jennisondryden.com
  www.strategicpartners.com

- Outside Brokers should contact:
  Prudential Investment Management Services LLC
  PO Box 8310
  Philadelphia, PA 19101

- TELEPHONE
  (800) 778-8769

You can also obtain copies of Fund documents from the Securities and Exchange Commission as follows:

- MAIL
  Securities and Exchange Commission
  Public Reference Section
  Washington, DC 20549-0102

- ELECTRONIC REQUEST
  publicinfo@sec.gov
  Note: The SEC charges a fee to copy  documents

- IN PERSON
  Public Reference Room in Washington, DC
  For hours of operation, call (202) 942-8090

- VIA THE INTERNET
  on the EDGAR database at http://www.sec.gov

Additional information about the Series can be obtained without charge and can be found in the following documents:

- STATEMENT OF ADDITIONAL INFORMATION (SAI)
  (incorporated by reference into this prospectus)

- ANNUAL REPORT
  (contains a discussion of the market conditions and investment strategies that significantly affected the Series' performance during the last fiscal year)

- SEMI-ANNUAL REPORT

JennisonDrydenMutualFunds



Fund Symbols


SHARE CLASS    A           S           Z
Nasdaq         USMMA       USMMS       PTZXX
CUSIP          262434509   262434806   262434707



MF145A                                  Investment Company Act File No. 811-3264

                       DRYDEN GOVERNMENT SECURITIES TRUST


                       Statement of Additional Information

                             dated February 19, 2004

     Dryden Government Securities Trust (the Trust) is offered in two series:
Dryden Government Securities Trust--U.S. Treasury Money Market Series (U.S. Treasury Money Market Series) and Dryden Government Securities Trust--Money Market Series (Money Market Series). Each series operates as a separate fund with its own investment objectives and policies designed to meet its specific investment goals. The investment objective of the U.S. Treasury Money Market Series is high current income consistent with the preservation of principal and liquidity. The investment objective of the Money Market Series is to obtain high current income, preservation of capital and maintenance of liquidity. There can be no assurance that either series' investment objective will be achieved. See "Description of the Trust, Its Investments and Risks."


     The Trust's address is Gateway Center Three, 100 Mulberry Street, Newark, NJ 07102, and its telephone number is (800) 225-1852.


     This statement of additional information (SAI) is not a prospectus and should be read in conjunction with the Trust's U.S. Treasury Money Market Series wProspectus or Money Market Series Prospectus, each dated February 19, 2004, copies of which may be obtained at no charge from the Trust upon request at the address or telephone number noted above. The Trust's audited financial statements for the fiscal year ended November 30, 2003 are incorporated in this SAI by reference to the Trust's 2003 annual report to shareholders (File No. 811-3264). You may obtain a copy of the Trust's annual report at no charge by request to the Trust at the address or telephone number noted above.


                                TABLE OF CONTENTS


                                                                          PAGE
                                                                          ----
Trust History                                                             B-2
Description of the Trust, Its Investments and Risks                       B-2
   U.S. Treasury Money Market Series                                      B-2
   Money Market Series                                                    B-2
Investment Restrictions                                                   B-8
Management of the Trust                                                   B-10
Control Persons and Principal Holders of Securities                       B-15
Investment Advisory and Other Services                                    B-16
Brokerage Allocation and Other Practices                                  B-21
Capital Shares, Other Securities and Organization                         B-21
Purchase, Redemption and Pricing of Trust Shares                          B-22
Shareholder Investment Account                                            B-24
Net Asset Value                                                           B-27
Taxes, Dividends and Distributions                                        B-28
Financial Statements                                                      B-30
Appendix I--General Investment Information                                I-1
Appendix II--Information Relating to Portfolio Securities                 II-1
Appendix III--Proxy Voting Policies of the Subadviser                     III-1



MF111B

                                  TRUST HISTORY

     The Trust was organized under the laws of Massachusetts on September 22, 1981 as an unincorporated business trust, a form of organization that is commonly known as a Massachusetts business trust.


     During the Trust's fiscal year ended November 30, 2001, the Board of Trustees (the Board) and the shareholders of Short-Intermediate Term Series approved a proposal in which the Short-Intermediate Term Series merged into Prudential Government Income Fund, Inc. The merger was consummated during the Trust's fiscal year ended November 30, 2001, and as a result the Short-Intermediate Term Series has ceased to exist. The Board approved changing the name of the Trust to Dryden Government Securities Trust and the names of the Money Market Series and U.S. Treasury Money Market Series to Dryden Government Securities Trust--Money Market Series and Dryden Government Securities Trust--U.S. Treasury Money Market Series, respectively; these changes became effective as of July 7, 2003.


               DESCRIPTION OF THE TRUST, ITS INVESTMENTS AND RISKS

     (a) CLASSIFICATION. The Trust is a diversified open-end, management investment company whose shares of beneficial interest are presently offered in two series.

     (b) AND (c) INVESTMENT STRATEGIES, POLICIES AND RISKS. Each Series operates as a separate fund with its own investment objectives and policies designed to meet its specific investment goals. The investment objective of the U.S. Treasury Money Market Series is high current income consistent with the preservation of principal and liquidity. The investment objectives of the Money Market Series are to obtain high current income, preservation of capital and maintenance of liquidity. The Series may not be successful in achieving their objectives and you could lose money. While the principal investment policies and strategies for seeking to achieve each Series' objective are described in each Series' respective Prospectus, each Series may from time to time also use the securities, instruments, policies and principal and non-principal strategies described below in seeking to achieve its respective objective. The term "investable assets" in this SAI refers to each Series' net assets plus any borrowings for investment purposes. Each Series' investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions. There can be no assurance that the Series' respective investment objective will be achieved.

U.S. TREASURY MONEY MARKET SERIES

     The U.S. Treasury Money Market Series seeks to achieve its objective by investing in U.S. Treasury securities, including bills, notes and bonds (including floating rate debt securities and variable rate debt securities). See "Floating Rate and Variable Rate Debt Securities," below. These instruments are direct obligations of the U.S. Government and, as such, are backed by the full faith and credit of the United States. They differ primarily in their interest rates, the lengths of their maturities and the dates of their issuances. U.S. Government guarantees do not extend to the yield or value of the securities or the U.S. Treasury Money Market Series' shares.

     The U.S. Treasury Money Market Series may also invest in component parts of U.S. Treasury notes or bonds, namely, either the corpus (principal) of such Treasury obligations or one of the interest payments scheduled to be paid on such obligations. These obligations may take the form of (1) Treasury obligations from which the interest coupons have been stripped, (2) the interest coupons that are stripped, or (3) book-entries at a Federal Reserve member bank representing ownership of Treasury obligation components or (4) receipts evidencing the component parts (corpus or coupons) of Treasury obligations that have not actually been stripped. Such receipts evidence ownership of component parts of Treasury obligations (corpus or coupons) purchased by a third party (typically an investment banking firm) and held on behalf of the third party in physical or book-entry form by a major commercial bank or trust company pursuant to a custody agreement with the third party. Treasury obligations, including those underlying such receipts, are backed by the full faith and credit of the U.S. Government.

     The U.S. Treasury Money Market Series does not engage in repurchase agreements or lend its portfolio securities because the income from such activities is generally not exempt from state and local income taxes, but may purchase or sell securities on a when-issued or delayed delivery basis. See "When-Issued and Delayed-Delivery Securities" below.

MONEY MARKET SERIES

     The Money Market Series seeks to achieve its objectives by investing in United States Government securities that mature within thirteen months from date of purchase, including a variety of securities which are issued or guaranteed by the United States Treasury, by various agencies of the United States Government or by various instrumentalities which have been established or sponsored by the United States Government. These obligations, including those which are guaranteed by

Federal agencies or instrumentalities, may or may not be backed by the full faith and credit of the United States. Obligations of the Government National Mortgage Association (GNMA), the Farmers Home Administration and the Small Business Administration are backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States, the Trust must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Securities in which the Money Market Series may invest which are not backed by the full faith and credit of the United States include, but are not limited to, obligations of the Tennessee Valley Authority, the Federal National Mortgage Association (FNMA) and the United States Postal Service, each of which has the right to borrow from the United States Treasury to meet its obligations, and obligations of the Federal Farm Credit System and the Federal Home Loan Banks, whose obligations may only be satisfied by the individual credits of each issuing agency. Treasury securities include Treasury bills, Treasury notes and Treasury bonds, all of which are backed by the full faith and credit of the United States, as are obligations of the Government National Mortgage Association, the Farmers Home Administration and the Export-Import Bank. The Money Market Series will invest, under normal circumstances, at least 80% of its investable assets in such types of government securities.


     MORTGAGE-BACKED SECURITIES. The Money Market Series may invest in mortgage-backed securities, which are securities that directly or indirectly represent a participation in, or are secured by and payable from, fixed or adjustable rate mortgage loans secured by real property. There are currently three basic types of mortgage-backed securities; (1) those issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, as discussed above, such as GNMA, FNMA and FHLMC; (2) those issued by private issuers that represent an interest in or are collateralized by mortgage-backed securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities; and (3) those issued by private issuers that represent an interest in or are collateralized by whole mortgage loans or mortgage-backed securities without a U.S. Government guarantee but usually having some form of private credit enhancement.


     Private mortgage pass-through securities are structured similarly to the GNMA, FNMA and FHLMC mortgage pass-through securities and are issued by originators of and investors in mortgage loans including depository institutions, mortgage banks, investment banks and special purpose subsidiaries of the foregoing. These securities usually are backed by a pool of conventional fixed-rate or adjustable rate mortgage loans. Since private mortgage pass-through securities typically are not guaranteed by an entity having the credit status of GNMA, FNMA and FHLMC, such securities generally are structured with one or more types of credit enhancement.

     TYPES OF CREDIT ENHANCEMENT. Mortgage-backed securities and asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, those securities may contain elements of credit support which fall into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provisions of advances, generally by the entity administering the pool of assets, to seek to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from default seeks to ensure ultimate payment of the obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquencies or losses in excess of those anticipated could adversely affect the return on an investment in a security. The Series will not pay any additional fees for credit support, although the existence of credit support may increase the price of a security.

     ASSET-BACKED SECURITIES. Through the use of trusts and special purpose corporations, various types of assets, primarily student loans, residential mortgages, home equity loans and automobile and credit card receivables are being securitized in pass-through structures similar to the mortgage-backed securities described above. The Money Market Series may invest in these and other types of asset-backed securities which may be developed in the future. The remaining maturity of an asset-backed security will be deemed to be equal to the average maturity of the assets underlying such security determined by the investment adviser on the basis of assumed prepayment rates and other factors with respect to such assets. In general, these types of loans are of shorter duration than mortgage loans and are less likely to have substantial prepayments.

     RISK FACTORS RELATING TO INVESTING IN MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. Mortgage-backed securities, including those issued or guaranteed privately or by the U.S. Government or one of its agencies or instrumentalities, and asset-backed securities differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if the Series purchases such a security at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Alternatively, if the Series purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce yield to maturity. The Series may invest a portion of its assets in derivative mortgage-backed securities such as MBS strips which are highly sensitive to changes in prepayment and interest rates. The investment adviser will seek to manage these risks (and potential benefits) by diversifying its investments in such securities and through hedging techniques.

     Although the extent of prepayments on a pool of mortgage loans depends on various economic and other factors, as a general rule prepayments on fixed rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Accordingly, amounts available for reinvestment by the Series are likely to be greater during a period of declining interest rates and, as a result, likely to be reinvested at lower interest rates than during a period of rising interest rates. Prepayments of mortgages which underlie securities purchased at a premium generally will result in capital losses. Asset-backed securities, although less likely to experience the same prepayment rate as mortgage-backed securities, may respond to certain of the same factors influencing prepayments, while at other times different factors may predominate. Mortgage-backed securities and asset-backed securities generally decrease in value as a result of increases in interest rates and usually have less potential for capital appreciation during periods of declining interest rates than other fixed-income securities with comparable maturities because of the risk of prepayment. In addition, to the extent such mortgage securities are purchased at a premium, mortgage foreclosures and unscheduled principal prepayments generally will result in some loss of the holders' principal to the extent of the premium paid. On the other hand, if such mortgage securities are purchased at a discount, an unscheduled prepayment of principal will increase current and total returns and accelerate the recognition of income which when distributed to shareholders will be taxable as ordinary income.

     During periods of rising interest rates, the rate of prepayment of mortgages underlying mortgage-backed securities can be expected to decline, extending the projected average maturity of the mortgage-backed securities. The maturity extension risk may effectively change a security which was considered short- or intermediate-term at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short- or intermediate-term securities.

     Asset-backed securities involve certain risks that are not posed by mortgage-backed securities, resulting mainly from the fact that asset-backed securities do not usually contain the complete benefit of a security interest in the related collateral. For example, credit card receivables generally are unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit card laws, some of which may reduce the ability to obtain full payment. In the case of automobile receivables, due to various legal and economic factors, proceeds from repossessed collateral may not always be sufficient to support payments on these securities. The remaining maturity of an asset-backed security will be deemed to be equal to the average maturity of the assets underlying such security determined by the investment adviser on the basis of assumed prepayment rates and other factors with respect to such assets. In general, these types of loans are of shorter duration than mortgage loans and are less likely to have substantial prepayments.

     U.S. TREASURY SECURITIES. U.S. Treasury securities are direct obligations of the U.S. Government. They differ primarily in their interest rates, the lengths of their maturities and the dates of their issuances. U.S. Government guarantees do not extend to the yield or value of the securities or the Money Market Series' shares. The Money Market Series may also invest in component parts of U.S. Treasury notes or bonds, namely, either the corpus (principal) of such Treasury obligations or one of the interest payments scheduled to be paid on such obligations. These obligations may take the form of (1) Treasury obligations from which the interest coupons have been stripped, (2) the interest coupons that are stripped, (3) book-entries at a Federal Reserve member bank representing ownership of Treasury obligation components, or (4) receipts evidencing the component parts (corpus or coupons) of Treasury obligations that have not actually been stripped. Treasury obligations, including those underlying such receipts, are backed by the full faith and credit of the U.S. Government.

     CERTIFICATES OF DEPOSIT. The Money Market Series may also invest in fully insured certificates of deposit. The Federal Deposit Insurance Corporation and the Federal Savings and Loan Insurance Corporation, which are agencies of the United States Government, insure the deposits of insured banks and savings and loan associations, respectively, up to $100,000 per depositor. Current federal regulations also permit such institutions to issue insured negotiable certificates of deposit (CDs) in amounts of $100,000 or more without regard to the interest rate ceilings on other deposits. To remain fully insured as to principal, such CDs must currently be limited to $100,000 per bank or savings and loan association. Interest on such CDs is not insured. The Money Market Series may invest in such CDs, limited to the insured amount of principal ($100,000) in each case and to 10% or less of the gross assets of the Money Market Series in all such CDs in the aggregate. Such CDs may or may not have a readily available market, and the investment of the Money Market Series in CDs which do not have a readily available market is further limited by the restriction on investment by the Money Market Series of not more than 10% of assets in securities for which there is no readily available market. See "Investment Restrictions."

     The Money Market Series will attempt to balance its objectives of high income, capital preservation and liquidity by investing in securities of varying maturities and risks. As a result, the Money Market Series may not necessarily invest in securities with the highest available yield. The Money Market Series will not, however, invest in securities with effective remaining maturities of more than thirteen months or maintain a dollar-weighted average maturity which exceeds 90 days. The amounts invested in obligations of various maturities of thirteen months or less will depend on management's evaluation of the risks involved. Longer-term issues, while frequently paying higher interest rates, are subject to greater fluctuations in value resulting from general changes in interest rates than are shorter-term issues. Thus, when rates on new securities increase, the value of outstanding longer-term securities may decline and vice versa. Such changes may also occur, but to a lesser degree, with short-term issues. These changes, if realized, may cause fluctuations in the amount of daily dividends and, in extreme cases, could cause the net asset value per share to decline. In the event of unusually large redemption demands, securities may have to be sold at a loss prior to maturity or the Money Market Series may have to borrow money and incur interest expense. Either occurrence would adversely affect the amount of daily dividends and could result in a decline in daily net asset value per share or the reduction by the Money Market Series of the number of shares held in a shareholder's account. The Money Market Series will attempt to minimize these risks by investing in longer-term securities, subject to the foregoing limitations, when it appears to management that yields on such securities are not likely to increase substantially during the period of expected holding, and then only in securities which are readily marketable. However, there can be no assurance that the Money Market Series will be successful in achieving this objective.


     LIQUIDITY PUTS OR CALLS. The Money Market Series may also purchase instruments of the types described in this section together with the right to resell or purchase the instruments at an agreed-upon price or yield within a specified period prior to the maturity date of the instruments. Such a right to resell is commonly known as a put, and such a right to purchase is commonly known as a call. The aggregate price which the Money Market Series pays for instruments with puts or calls may be higher than the price which otherwise would be paid for the instruments. Consistent with the Money Market Series' investment objective and applicable rules issued by the Securities and Exchange Commission (the Commission) and subject to the supervision of the Trustees, the purpose of this practice is to permit the Money Market Series to be fully invested while preserving the necessary liquidity to meet unusually large redemptions and to purchase at a later date securities other than those subject to the put. The Money Market Series may choose to exercise puts during periods in which proceeds from sales of its shares and from recent sales of portfolio securities are insufficient to meet redemption requests or when the funds available are otherwise allocated for investment. The Money Market Series may choose to exercise calls during periods in which funds are available for investment. In determining whether to exercise puts or calls prior to their expiration date and in selecting which puts or calls to exercise in such circumstances, the Money Market Series' investment adviser considers, among other things, the amount of cash available to the Money Market Series, the expiration dates of the available puts or calls, any future commitments for securities purchases, the yield, quality and maturity dates of the underlying securities, alternative investment opportunities and the desirability of retaining the underlying securities in the Money Market Series' portfolio.


     Since the value of the put or call is dependent on the ability of the writer to meet its obligation to repurchase or to sell, the Money Market Series' policy is to enter into put transactions only with such brokers, dealers or financial institutions which present minimal credit risks. There is a credit risk associated with the purchase of puts or calls in that the broker, dealer or financial institution might default on its obligation to repurchase or sell underlying securities. In the event such a default should occur, the Money Market Series is unable to predict whether all or any portion of any loss sustained could subsequently be recovered from the broker, dealer or financial institution.

     The Money Market Series values instruments which are subject to puts or calls at amortized cost; no value is assigned to the put or call. The cost of the put or call, if any, is carried as an unrealized loss from the time of purchase until it is exercised or expires.

REPURCHASE AGREEMENTS


     The Money Market Series may enter into repurchase agreements, whereby the seller of a security agrees to repurchase that security from the Series at a mutually agreed-upon time and price. The period of maturity is usually quite short, possibly overnight or a few days, although it may extend over a number of months. The resale price is in excess of the purchase price, reflecting an agreed-upon rate of return effective for the period of time the Series' money is invested in the repurchase agreement. The Series' repurchase agreements will at all times be fully collateralized by cash or other liquid assets in an amount at least equal to the resale price. The instruments held as collateral are valued daily, and if the value of such instruments declines, the Series will require additional collateral. If the seller defaults and the value of the collateral securing the repurchase agreement declines, the Series may incur a loss.


     The Series will enter into repurchase transactions only with parties meeting creditworthiness standards approved by the investment adviser. The Series' investment adviser will monitor the creditworthiness of such parties, under the general supervision of the Trustees. In the event of a default or bankruptcy by a seller, the Series will promptly seek to liquidate the collateral. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase are less than the repurchase price, the Series will suffer a loss.


     The Series participates in a joint repurchase agreement account with other investment companies managed by Prudential Investments LLC (PI or the Manager) pursuant to an order of the Commission. On a daily basis, any uninvested cash balances of the Series may be aggregated with those of such investment companies and invested in one or more repurchase agreements. Each fund participates in the income earned or accrued in the joint account based on the percentage of its investment.


LENDING OF SECURITIES

     Consistent with applicable regulatory requirements, the Money Market Series may lend its portfolio securities to brokers, dealers and other financial institutions, provided that such loans are callable at any time by the Series and are at all times secured by cash or cash equivalents, which are maintained in a segregated account pursuant to applicable regulations that are equal to at least the market value, determined daily, of the loaned securities. During the time portfolio securities are on loan, the borrower will pay the Series an amount equivalent to any dividend or interest paid on such securities and the Series may invest the cash collateral and earn additional income, or it may receive an agreed-upon amount of interest income from the borrower. As a matter of fundamental policy, the Series will not lend more than 30% of the value of its total assets. The advantage of such loans is that the Series continues to receive the income on the loaned securities while at the same time earning interest on the cash amounts deposited as collateral, which will be invested in short-term obligations.

     A loan may be terminated by the borrower on one business day's notice, or by the Series on two business days' notice. If the borrower fails to deliver the loaned securities within two days after receipt of notice, the Series could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. As with any extensions of credit, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower of the securities fail financially. However, these loans of portfolio securities will only be made to firms deemed by the Series' investment adviser to be creditworthy and when the income which can be earned from such loans justifies the attendant risks. Upon termination of the loan, the borrower is required to return the securities to the Series. Any gain or loss in the market price during the loan period would inure to the Series. The creditworthiness of firms to which the Series lends its portfolio securities will be monitored on an ongoing basis by the investment adviser pursuant to procedures adopted and reviewed, on an ongoing basis, by the Board.

     When voting or consent rights which accompany loaned securities pass to the borrower, the Series will follow the policy of calling the loaned securities, to be delivered within one day after notice, to permit the exercise of such rights if the matters involved would have a material effect on the Series' investment in such loaned securities. The Series may pay reasonable finders', administrative and custodial fees in connection with a loan of their securities and may share the interest earned on collateral with the borrower.

OTHER INVESTMENTS

     Unless specified otherwise, each Series may invest in the following investments:

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

     From time to time, in the ordinary course of business, each Series may purchase or sell securities on a when-issued or delayed-delivery basis. When-issued or delayed-delivery transactions arise when securities are purchased or sold by the Series with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Series at the time of entering into the transaction. The purchase price and the interest rate payable on the securities are fixed on the transaction date. The Series segregate cash, or other liquid assets, marked-to-market daily, having a value equal to or greater than the Series' purchase commitments with additional cash or other assets added when necessary. The securities so purchased are subject to market fluctuation and no interest accrues to the purchaser during the period between purchase and settlement. At the time a Series makes the commitment to purchase securities on a when-issued or delayed-delivery basis, it will record the transaction and thereafter reflect the value of such securities in determining its NAV each day. At the time of delivery of the securities the value may be more or less than the purchase price and an increase in the percentage of the Series' assets committed to the purchase of securities on a when-issued or delayed-delivery basis may increase the volatility of the Series' net asset value. If a Series chooses to dispose of the right to acquire a when-issued security prior to this acquisition, it could, as with the disposition of any other portfolio security, incur a gain or loss due to market fluctuations.

ILLIQUID SECURITIES


     The Trust may not hold more than 10% of the net assets of either Series in illiquid securities, including repurchase agreements which have a maturity of longer than seven days, certain securities with legal or contractual restrictions on resale (restricted securities) and certain securities that are not readily marketable. If a Series were to exceed this limit, the investment adviser would take prompt action to reduce the Series' holdings in illiquid securities to no more than 10% of its net assets as required by applicable law. The Subadviser (as defined below) will monitor the liquidity of such restricted securities under the supervision of the Trustees. Repurchase agreements subject to demand are deemed to have a maturity equal to the applicable notice period.


     Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (Securities Act), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placement or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.


     A large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities, convertible and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.


     Rule 144A under the Securities Act allows for an institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a safe harbor from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. A Series' investment in Rule 144A securities could have the effect of increasing illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing Rule 144A securities.

     Restricted securities, including securities eligible for resale pursuant to Rule 144A under the Securities Act, and commercial paper that have a readily available market are treated as liquid only when deemed liquid under procedures established by the Trustees. The investment adviser will monitor the liquidity of such restricted securities subject to the supervision of the Trustees. In reaching liquidity decisions, the investment adviser will consider, among others, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer). With respect to commercial paper that is issued in reliance on Section 4(2) of the Securities Act, (1) it must be rated in one of the two highest rating categories by at least two nationally recognized statistical rating organizations (NRSRO), or if only one NRSRO rates the securities, by that NRSRO, or, if unrated, be of comparable quality in the view of the investment adviser; and (2) it must not be traded flat (that is, without accrued interest) or in default as to principal or interest. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

BORROWING

     The Money Market Series may borrow up to 20% of the value of the Trust's total assets, including the amount borrowed less liabilities (not including the amount borrowed) at the time the borrowing is made, from banks for temporary or emergency purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities. Borrowing for purposes other than meeting redemptions may not exceed 5% of the value of the Trust's total assets, including the amount borrowed less liabilities (not including the amount borrowed) at the time the borrowing is made. Investment securities will not be purchased while borrowings are outstanding.

     The U.S. Treasury Money Market Series may borrow from banks and from entities other than banks if so permitted pursuant to an order of the Commission in an amount equal to no more than 20% of the value of its total assets (calculated when the loan is made) for temporary, extraordinary or emergency purposes. The U.S. Treasury Money Market Series may pledge up to 20% of the value of its total assets to secure these borrowings.


     If a Series' asset coverage for borrowings falls below 300%, the Series will take prompt action to reduce its borrowings as required by applicable law. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Series may be required to sell portfolio securities to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.

FLOATING RATE AND VARIABLE RATE DEBT SECURITIES

     Each Series may invest in floating rate and variable rate debt securities, including participation interests therein, subject to the requirements of the amortized cost valuation rule and other requirements of the Commission. Floating rate debt securities normally have a rate of interest which is set as a specific percentage of a designated based rate, such as the rate on Treasury Bonds or Bills. The interest rate on floating rate debt securities changes whenever there is a change in the designated base interest rate. Variable rate debt securities provide for a specified periodic adjustment in the interest rate based on prevailing market rates and generally would allow the series to demand payment of the obligation on short notice at par plus accrued interest, which amount may, at times, be more or less than the amount the series paid for them. Some floating rate and variable rate securities have maturities longer than 397 calendar days but afford the holder the right to demand payment at dates earlier than the final maturity date. Such "long term" floating rate and variable rate securities will be treated as having maturities equal to the demand date or the period of adjustment of the interest rate whichever date is longer.

SEGREGATED ASSETS

     When the Trust is required to segregate assets in connection with certain transactions, it will segregate cash or liquid assets. "Liquid assets" means cash, U.S. Government securities, equity securities (including foreign securities), debt obligations or liquid, unencumbered assets, marked-to-market daily. Such transactions may involve when-issued and delayed delivery securities (unless otherwise covered). If collateralized or otherwise covered, in accordance with Commission guidelines, these will not be deemed to be senior securities.

(d) PORTFOLIO TURNOVER

     The Series intend normally to hold their portfolio securities to maturity. The Series do not normally expect to trade portfolio securities although they may do so to take advantage of short-term market movements. The Series will make purchases and sales of portfolio securities with a government securities dealer on a net price basis; brokerage commissions are not normally charged on the purchase or sale of U.S. Treasury Securities. See "Brokerage Allocation and Other Practices."

     The Series will not invest 25% or more of its total assets in a single industry.

                             INVESTMENT RESTRICTIONS


     The Trust's fundamental policies as they affect a particular Series cannot be changed without the approval of the outstanding shares of such Series by a vote which is the lesser of (1) 67% or more of the voting securities of such Series represented at a meeting at which more than 50% of the outstanding voting securities of such Series are present in person or represented by proxy or (2) more than 50% of the outstanding voting securities of such Series. With respect to the submission of a change in fundamental policy or investment objective to a particular Series, such matters shall be deemed to have been effectively acted upon with respect to all Series of the Trust if a majority of the outstanding voting securities of the particular Series votes for the approval of such matters as provided above, notwithstanding (1) that such matter has not been approved by a majority of the outstanding voting securities of any other Series affected by such matter and (2) that such matter has not been approved by a majority of the outstanding voting securities of the Trust.


MONEY MARKET SERIES

     The following investment restrictions are fundamental policies of the Trust with respect to the Money Market Series of the Trust and may not be changed except as described above.

     The Money Market Series may not:

     1. Borrow money, except from banks for temporary or emergency purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities; borrowing in the aggregate may not exceed 20%, and borrowing for purposes other than meeting redemptions may not exceed 5%, of the value of the Trust's total assets (including the amount borrowed), less liabilities (not including the amount borrowed) at the time the borrowing is made; investment securities will not be purchased while borrowings are outstanding.

     2. Pledge, hypothecate, mortgage or otherwise encumber its assets, except in an amount up to 10% of the value of its net assets but only to secure permitted borrowings of money.

     3. Make loans to others, except through the purchase of the debt obligations and the repurchase agreements covering government securities and the lending of portfolio securities (limited to thirty percent of the Series' total assets).

     4.  Purchase or sell real estate or real estate mortgage loans.

     5.  Purchase securities on margin or sell short.

     6. Purchase or sell commodities or commodity futures contracts, or oil, gas, or mineral exploration or development programs.

     7.  Underwrite securities of other issuers.

     8. Purchase the securities of any other investment company, except in connection with a merger, consolidation, reorganization or acquisition of assets.


     9. Issue senior securities as defined in the Investment Company Act of 1940, as amended (the 1940 Act) except insofar as the Trust may be deemed to have issued a senior security by reason of: (a) entering into any repurchase agreement; (b) permitted borrowings of money; or (c) purchasing securities on a when-issued or delayed delivery basis.


     10. Purchase securities on a when-issued basis if, as a result, more than 15% of the Trust's net assets would be committed.

U.S. TREASURY MONEY MARKET SERIES

     In connection with its investment objective and policies as set forth in the Prospectus, the U.S. Treasury Money Market Series has adopted the following investment restrictions.

     The U.S. Treasury Money Market Series may not:

     1. Invest in any securities other than U.S. Treasury obligations.

     2. Purchase securities on margin (but the Series may obtain such short-term credits as may be necessary for the clearance of transactions).

     3. Make short sales of securities or maintain a short position.

     4. Issue senior securities, borrow money or pledge its assets, except that the Series may borrow up to 20% of the value of its total assets (calculated when the loan is made) from banks and from entities other than banks if so permitted pursuant to an order of the Securities and Exchange Commission for temporary, extraordinary or emergency purposes. The Series may pledge up to 20% of the value of its total assets to secure such borrowings.

     5. Buy or sell real estate or interests in real estate.

     6. Act as underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal laws.

     7. Make investments for the purpose of exercising control or management.

     8. Invest in interests in oil, gas or other mineral exploration or development programs.

     9. Buy or sell commodities or commodity contracts (including futures contracts and options thereon).

     Whenever any fundamental investment policy or investment restriction states a maximum percentage of either Series' assets, it is intended that if the percentage limitation is met at the time the investment is made, a later change in percentage resulting from changing total or net asset values will not be considered a violation of such policy. However, in the event that a Series' asset coverage for borrowings falls below 300%, the Series will take prompt action to reduce its borrowings, as required by applicable law.

                             MANAGEMENT OF THE TRUST


     Information pertaining to the Trustees of the Trust is set forth below. Trustees who are not deemed to be "interested persons" of the Trust, as defined in the 1940 Act are referred to as "Independent Trustees." Trustees who are deemed to be "interested persons" of the Trust are referred to as "Interested Trustees." "Fund Complex"+ consists of the Trust and any other investment companies managed by Prudential Investments LLC (PI or the Manager).


                              INDEPENDENT TRUSTEES


                                            TERM OF                                     NUMBER OF
                                          OFFICE AND                                  PORTFOLIOS IN
                              POSITION     LENGTH OF                                  FUND COMPLEX       OTHER DIRECTORSHIPS
                                WITH         TIME         PRINCIPAL OCCUPATIONS        OVERSEEN BY           HELD BY THE
NAME, ADDRESS** AND AGE         TRUST      SERVED***      DURING PAST FIVE YEARS         TRUSTEE             TRUSTEE****
-----------------------       --------    ----------      ----------------------      -------------      -------------------
Delayne Dedrick Gold (65)    Trustee    Since 1981     Marketing Consultant (1982-         85                     --
                                                       present); formerly Senior
                                                       Vice President and Member
                                                       of the Board of Directors,
                                                       Prudential Bache
                                                       Securities, Inc.

Robert E. La Blanc (69)      Trustee    Since 2003     President (since 1981) of           98         Director of Storage
                                                       Robert E. La Blanc                             Technology Corporation
                                                       Associates, Inc.                               (since 1979)
                                                       (telecommunications);                          (technology), Chartered
                                                       formerly General Partner at                    Semiconductor
                                                       Salomon Brothers and Vice-                     Manufacturing, Ltd.
                                                       Chairman of Continental                        (since 1998), Titan
                                                       Telecom; Trustee of                            Corporation
                                                       Manhattan College.                             (electronics, since
                                                                                                      1995), Computer
                                                                                                      Associates
                                                                                                      International, Inc.
                                                                                                      (since 2002) (software
                                                                                                      company), FiberNet
                                                                                                      Telecom Group, Inc.
                                                                                                      (since 2003) (telecom
                                                                                                      company) Director (since
                                                                                                      April 1999) of The High
                                                                                                      Yield Plus Fund, Inc.

Thomas T. Mooney (63)        Trustee    Since 1996     Chief Executive Officer,            81         Director (since 1988) of
                                                       the Rochester Business                         The High Yield Plus
                                                       Alliance, formerly                             Fund, Inc.
                                                       President of the Greater
                                                       Rochester Metro Chamber of
                                                       Commerce, Rochester City
                                                       Manager; formerly Deputy
                                                       Monroe County Executive;
                                                       Director of Blue Cross of
                                                       Rochester and Executive
                                                       Service Corps of Rochester;
                                                       Director of the Rochester
                                                       Individual Practice
                                                       Association; Director of
                                                       Rural Metro Ambulance
                                                       Rochester (since 2003).

Richard A. Redeker (60)      Trustee    Since 1995     Management Consultant;              92                     --
                                                       Director of Investment,
                                                       Inc. (since 2001) and
                                                       Director of Penn Tank
                                                       Lines, Inc. (since 1999).

                                            TERM OF                                     NUMBER OF
                                          OFFICE AND                                  PORTFOLIOS IN
                              POSITION     LENGTH OF                                  FUND COMPLEX       OTHER DIRECTORSHIPS
                                WITH         TIME         PRINCIPAL OCCUPATIONS        OVERSEEN BY           HELD BY THE
NAME, ADDRESS** AND AGE         TRUST      SERVED***      DURING PAST FIVE YEARS         TRUSTEE             TRUSTEE****
-----------------------       --------    ----------      ----------------------      -------------      -------------------
Robin B. Smith (64)          Trustee    Since 2003     Chairman of the Board               97         Director of BellSouth
                                                       (since January 2003) of                        Corporation (since 1992).
                                                       Publishers Clearing House
                                                       (direct marketing),
                                                       formerly Chairman and Chief
                                                       Executive Officer (August
                                                       1996- January 2003) of
                                                       Publishers Clearing House.

Louis A. Weill, III (62)     Trustee    Since 1991     Formerly Chairman (January          80                     --
                                                       1999-July 2000), President
                                                       and Chief Executive Officer
                                                       (January 1996-July 2000)
                                                       and Director (since
                                                       September 1991) of Central
                                                       Newspapers, Inc.; formerly
                                                       Chairman of the Board
                                                       (January 1996-July 2000),
                                                       Publisher and Chief
                                                       Executive Officer (August
                                                       1991-December 1995) of
                                                       Phoenix Newspapers, Inc.

                               INTERESTED TRUSTEES

Robert F. Gunia (57)*        Trustee    Since 1996     Chief Administrative                179        Vice President and
                             and Vice                  Officer (since June 1999)                      Director (since May
                             President                 of PI; Executive Vice                          1989) and Treasurer
                                                       President and Treasurer                        (since 1999) of The Asia
                                                       (since January 1996) of PI;                    Pacific Fund, Inc.
                                                       President (since April
                                                       1999) of Prudential
                                                       Investment Management
                                                       Services LLC (PIMS);
                                                       Corporate Vice President
                                                       (since September 1997) of
                                                       The Prudential Insurance
                                                       Company of America;
                                                       Director, Executive Vice
                                                       President and Chief
                                                       Administrative Officer
                                                       (since May 2003) of
                                                       American Skandia Investment
                                                       Services, Inc., American
                                                       Skandia Advisory Services,
                                                       Inc., and American Skandia
                                                       Fund Services, Inc.;
                                                       President (since April
                                                       1999) of Prudential
                                                       Investment Management
                                                       Services LLC; Executive
                                                       Vice President (since March
                                                       1999) and Treasurer (since
                                                       May 2000) of Prudential
                                                       Mutual Fund Services LLC;
                                                       formerly Senior Vice
                                                       President (March 1987-May
                                                       1999) of Prudential
                                                       Securities.

                                            TERM OF                                     NUMBER OF
                                          OFFICE AND                                  PORTFOLIOS IN
                              POSITION     LENGTH OF                                  FUND COMPLEX       OTHER DIRECTORSHIPS
                                WITH         TIME         PRINCIPAL OCCUPATIONS        OVERSEEN BY           HELD BY THE
NAME, ADDRESS** AND AGE         TRUST      SERVED***      DURING PAST FIVE YEARS         TRUSTEE             TRUSTEE****
-----------------------       --------    ----------      ----------------------      -------------      -------------------
Judy A. Rice (56)            Trustee    Since 2000     President, Chief Executive          95                     --
                             and        Since 2003     Officer, Chief Operating
                             President                 Officer and
                                                       Officer-in-Charge (since
                                                       2003) of PI; Director,
                                                       Officer-in-Charge,
                                                       President, Chief Executive
                                                       Officer and Chief Operating
                                                       Officer (since May 2003) of
                                                       American Skandia Advisory
                                                       Services, Inc. and American
                                                       Skandia Investment
                                                       Services, Inc.; Director,
                                                       Officer-in-Charge,
                                                       President, Chief Executive
                                                       Officer (since May2003) of
                                                       American Skandia Fund
                                                       Services, Inc.; Vice
                                                       President (since February
                                                       1999) of Prudential
                                                       Investment Management
                                                       Services LLC; President,
                                                       Chief Executive Officer and
                                                       Officer-In-Charge (since
                                                       April 2003) of Prudential
                                                       Mutual Fund Services LLC;
                                                       formerly various positions
                                                       to Senior Vice President
                                                       (1992-1999) of Prudential
                                                       Securities; and various
                                                       positions to Managing
                                                       Director (1975-1992)of
                                                       Salomon Smith Barney;
                                                       Member of Board of
                                                       Governors of the Money
                                                       Management Institute.


Information pertaining to the officers of the Trust who are not Trustees is set forth below.

                                    OFFICERS


                                                   TERM OF
                                                  OFFICE AND
                                                  LENGTH OF
                                POSITION             TIME                   PRINCIPAL OCCUPATIONS
NAME, ADDRESS** AND AGE        WITH TRUST         SERVED***                DURING PAST FIVE YEARS
-----------------------        ----------         ----------               ----------------------
Marguerite E. H. Morrison    Chief Legal    Since 2003            Vice President and Chief Legal
(47)                         Officer and                          Officer--Mutual Funds and Unit Investment
                             Assistant      Since 2002            Trusts (since August 2000) of
                             Secretary                            Prudential; Senior Vice President and
                                                                  Secretary (since April 2003) of PI;
                                                                  Senior Vice President and Secretary
                                                                  (since May 2003) of American Skandia
                                                                  Investment Services, Inc., American
                                                                  Skandia Advisory Services, Inc. and
                                                                  American Skandia Fund Services, Inc.;
                                                                  Vice President and Assistant Secretary
                                                                  of PIMS (since October 2001); previously
                                                                  Senior Vice President and Assistant
                                                                  Secretary (February 2001-April 2003)
                                                                  of PI and Vice President and Associate
                                                                  General Counsel (December 1996-February
                                                                  2001) of PI.

Grace C. Torres (44)         Treasurer and  Since 1996            Senior Vice President (since January
                             Principal                            2000) of PI; Senior Vice President and
                             Financial and                        Assistant Treasurer (since May 2003) of
                             Accounting                           American Skandia Investment Services,
                             Officer                              Inc. and American Skandia Advisory
                                                                  Services Inc.; formerly First Vice
                                                                  President (December 1996-January 2000)
                                                                  of PI and First Vice President (March
                                                                  1993-1999) of Prudential Securities.

Jonathan D. Shain (45)       Secretary      Since 2003            Vice President and Corporate Counsel
                                                                  (since August 1998) of Prudential; Vice
                                                                  President and Assistant Secretary (since
                                                                  May 2003) of American Skandia Investment
                                                                  Services, Inc. and American Skandia Fund
                                                                  Services, Inc.; formerly Attorney with
                                                                  Fleet Bank, N.A. (January 1997-July
                                                                  1998).

                                                   TERM OF
                                                  OFFICE AND
                                                  LENGTH OF
                                POSITION             TIME                   PRINCIPAL OCCUPATIONS
NAME, ADDRESS**AND AGE         WITH TRUST         SERVED***                DURING PAST FIVE YEARS
----------------------         ----------         ----------               ----------------------
Maryanne Ryan (39)           Anti-Money     Since 2002            Vice President, Prudential (since November 1998);
                             Laundering                           First Vice President, Prudential Securities (March
                             Compliance                           1997-May 1998); Anti-Money Laundering Officer
                             Officer                              (since May 2003) of American Skandia Investment
                                                                  Services, Inc., American Skandia Advisory Services,
                                                                  Inc. and American Skandia Marketing, Inc.


----------

+ The Fund Complex consists of all investment companies managed by PI. The funds for which PI serves as manager include JennisonDryden Mutual Funds, Strategic Partners Funds, American Skandia Advisor Funds, Inc., The Prudential Variable Contract Accounts 2, 10 and 11, The Target Portfolio Trust, The Prudential Series Fund, Inc., American Skandia Trust, and Prudential Gibraltar Fund.
* "Interested" Trustee, as defined in the 1940 Act, by reason of employment with the Manager (Prudential Investments LLC or PI), the Subadviser (Prudential Investment Management, Inc. or PIM) or the Distributor (Prudential Investment Management Services LLC or PIMS).

**   Unless otherwise noted, the address of the Trustees and officers is c/o:
     Prudential Investments LLC, Gateway Center Three, 100 Mulberry Street, Newark, NJ 07102.

*** There is no set term of office for Trustees and officers. The Independent Trustees have adopted a retirement policy, which calls for the retirement of Trustees on December 31 of the year in which they reach the age of 75. The table shows the individual's length of service as Trustee and/or officer.
**** This column includes only directorships of companies required to register, or file reports with the Commission under the Securities and Exchange Act of 1934 (that is, "public companies") or other investment companies registered under the 1940 Act.


     The Fund has Trustees who, in addition to overseeing the actions of the Fund's Manager, Subadviser and Distributor, decide upon matters of general policy in accordance with Massachusetts law and the 1940 Act. In addition to their functions set forth under "Investment Advisory and Other Services--Manager and Investment Adviser" and "Principal Underwriter, Distributor and Rule 12b-1 Plans," the Trustees also review the actions of the Trust's officers, who conduct and supervise the daily business operations of the Trust. Pursuant to the Trust's Management Agreement and Declaration of Trust, the Board may contract for advisory and management services for the Trust or for either of its series. Any such contract may permit the Manager to delegate certain or all of its duties under such contract to the Subadviser.

     Trustees and officers of the Trust are also trustees, directors and officers of some or all of the other investment companies advised by the Trust's Manager and distributed by PIMS.

                            STANDING BOARD COMMITTEES


     The Board has established three standing committees in connection with the governance of the Trust--Audit, Nominating and Valuation.

     The Audit Committee consists of all of the Independent Trustees. The responsibilities of the Audit Committee are to assist the Board in overseeing the Trust's independent auditors, accounting policies and procedures, and other areas relating to the Trust's auditing processes. The Audit Committee is responsible for pre-approving all audit services and any permitted non-audit services to be provided by the auditors directly to the Fund. The Audit Committee is also responsible for pre-approving permitted non-audit services to be provided by the auditors to (1) the Manager and (2) any entity in a control relationship with the Manager that provides ongoing services to the Fund, provided that the engagement of the auditors relates directly to the operation and financial reporting of the Fund. The scope of the Audit Committee's responsibilities includes the appointment, compensation and oversight of the Trust's auditors. It is management's responsibility to maintain appropriate systems for accounting and internal control and the independent auditors responsibility to plan and carry out an audit in accordance with generally accepted auditing standards. The Audit Committee met 6 times during the fiscal year ended November 30, 2003.

     The Nominating Committee consists of all of the Independent Trustees. This Committee interviews and recommends to the Board persons to be nominated for election as Trustees by the Trust's shareholders and selects and proposes nominees for election by the Board between annual meetings. This Committee does not normally consider candidates proposed by shareholders for election as Trustees. The Nominating Committee also reviews the independence of Trustees currently serving on the Board and recommends to the Board Independent Trustees to be selected for membership on Board Committees. The Nominating Committee reviews each Trustee's investment in the Trust, matters relating to Trustee compensation and expenses and compliance with the Trust's retirement policy. The Nominating Committee met 3 times during the fiscal year ended November 30, 2003.

     The Valuation Committee consists of at least two Board members or an officer of the Fund and one Board member (in both instances the Valuation Committee may include employees of the Manager who may constitute a majority of the Valuation Committee). The Valuation Committee supervises the valuation of the Fund's portfolio securities and other assets and meets on an as needed basis. The Valuation Committee met two times during the fiscal year ended December 31, 2003. For more information about the Valuation Committee, see "Net Asset Value" below.

     In addition to the three standing Committees of the Trust, the Board has also approved Trustee participation in an Executive Committee designed to coordinate the governance of all of the mutual funds in the JennisonDryden Mutual Funds and Strategic Partners Funds complex. The role of the Executive Committee is solely advisory and consultative, without derogation of any of the duties or responsibilities of the Board. Independent Trustees from other funds in the JennisonDryden Mutual Funds or Strategic Partners Funds complex serve on the Executive Committee. The responsibilities of the Executive Committee include: facilitating communication and coordination between the Independent Trustees and fund management on issues that affect more than one fund; serving as a liaison between the Boards of Trustees/Directors of funds and fund management; developing, in consultation with outside counsel and management, draft agendas for Board meetings; reviewing and recommending changes to Board practices generally and monitoring and supervising the performance of legal counsel to the funds generally and the Independent Trustees.


                                  COMPENSATION

     Pursuant to the Management Agreement with the Trust, the Manager pays all compensation of officers and employees of the Trust as well as the fees and expenses of all Interested Trustees of the Trust.

     The Trust pays each of its Independent Trustees annual compensation in addition to certain out-of-pocket expenses. Trustees who serve on the Committees may receive additional compensation. The amount of compensation paid to each Independent Trustee may change as a result of the introduction of additional funds upon whose Boards the Trustees may be asked to serve.


     Independent Trustees may defer receipt of their Trustees' fees pursuant to a deferred fee agreement with the Trust. Under the terms of such agreement, the Trust accrues deferred Trustees' fees daily which, in turn, accrues interest at a rate equivalent to the prevailing rate of 90-day U.S. Treasury bills at the beginning of each calendar quarter or, at the daily rate of return of any JennisonDryden Mutual Fund or Strategic Partners Fund chosen by the Trustee. The Trust's obligation to make payments of deferred Trustees' fees, together with interest thereon, is a general obligation of the Trust.


     The Trust has no retirement or pension plan for its Trustees.


     The following table sets forth the aggregate compensation paid by the Trust for the fiscal year ended November 30, 2003 to the Independent Trustees. The table also shows aggregate compensation paid to those Trustees for service on the Trust's Board and the Board of any other investment company in the Fund Complex, for the calendar year ended December 31, 2003.


                               COMPENSATION TABLE


                                                                          TOTAL 2003
                                                   PENSION OR          COMPENSATION FROM
                               AGGREGATE       RETIREMENT BENEFITS      TRUST AND FUND
                             COMPENSATION      ACCRUED AS PART OF       COMPLEX PAID TO
NAME AND POSITION             FROM TRUST         TRUST EXPENSES      INDEPENDENT TRUSTEES
-----------------            ------------      ------------------    --------------------
Delayne Dedrick Gold            $6,645                None              $ 216,300(8/85)*
Robert E. La Blanc              $4,000                None              $ 195,800(42/98)*
Thomas T. Mooney**              $6,908                None              $ 224,300(6/81)*
Stephen P. Munn(1)              $6,640                None              $ 166,300(42/98)*
Richard A. Redeker              $6,550                None              $ 169,800(38/92)*
Robin B. Smith                  $4,000                None              $ 173,500(41/97)*
Nancy H. Teeters(1)             $4,950                None              $ 140,000(37/90)*
Louis A. Weil, III              $6,550                None              $ 158,800(5/80)*


----------
* Indicates number of funds/portfolios in Fund Complex (including the Trust) to which aggregate compensation relates.

** Although the last column shows the total amount paid to Trustees from the Fund Complex during the calendar year ended December 31, 2003, such compensation was deferred at the election of Trustees, in total or in part, under the Trust's deferred fee agreements. Including accrued interest and the selected Fund's rate of return on amounts deferred through December 31, 2003, the total amount of compensation for the year amounted to $291,363 and $388,622 for Mr. Mooney and Ms. Smith, respectively.
(1) Mr. Munn retired from this position on November 30, 2003. Ms. Teeters became a Trustee Emeritus on April 23, 2003.


     Interested Trustees and Officers do not receive compensation from the Trust or any fund in the Fund Complex and therefore are not shown in the Compensation Table.


     The following table sets forth the dollar range of equity securities in each Series beneficially owned by a Trustee, and, on an aggregate basis, in all registered investment companies overseen by a Trustee in the Fund Complex as of December 31, 2003.

                          TRUSTEE SHARE OWNERSHIP TABLE

                              INDEPENDENT TRUSTEES


                                                                                       AGGREGATE DOLLAR RANGE
                                                                                       OF EQUITY SECURITIES IN
                                      DOLLAR RANGE OF EQUITY                               ALL REGISTERED
                                        SECURITIES IN U.S.     DOLLAR RANGE OF EQUITY   INVESTMENT COMPANIES
                                          TREASURY MONEY          SECURITIES IN        OVERSEEN BY TRUSTEE IN
NAME OF TRUSTEE                            MARKET SERIES        MONEY MARKET SERIES         FUND COMPLEX
---------------                       ----------------------   ----------------------  ------------------------
Delayne Dedrick Gold                            --                   $1-10,000                $1-10,000
Robert E. La Blanc                              --                       --                 Over $100,000
Thomas T. Mooney                                --                       --                      --
Richard A Redeker                               --                       --                 Over $100,000
Robin B. Smith                                  --                       --                 Over $100,000
Louis A. Weil, III                              --                       --                      --


                               INTERESTED TRUSTEES


                                                                                       AGGREGATE DOLLAR RANGE
                                                                                       OF EQUITY SECURITIES IN
                                      DOLLAR RANGE OF EQUITY                               ALL REGISTERED
                                        SECURITIES IN U.S.     DOLLAR RANGE OF EQUITY   INVESTMENT COMPANIES
                                          TREASURY MONEY          SECURITIES IN        OVERSEEN BY TRUSTEE IN
NAME OF TRUSTEE                            MARKET SERIES        MONEY MARKET SERIES         FUND COMPLEX
---------------                       ----------------------   ----------------------  ------------------------
Robert F. Gunia                                 --                      --                   Over $100,000
Judy A. Rice                                    --                      --                   Over $100,000


     The following table sets forth information regarding each class of securities owned beneficially or of record by each Independent Trustee, and his/her immediate family members, in an investment adviser or principal underwriter of the Trust or a person (other than a registered investment company) directly or indirectly "controlling," "controlled by," or "under common control with" (within the meaning of the 1940 Act) an investment adviser or principal underwriter of the Trust as of December 31, 2003.


                                           NAME OF
                                          OWNERS AND
                                         RELATIONSHIPS             TITLE OF    VALUE OF    PERCENT OF
NAME OF TRUSTEE                           TO TRUSTEE     COMPANY     CLASS    SECURITIES      CLASS
---------------                          -------------   -------   --------   ----------   -----------
Delayne Dedrick Gold                          --           --         --          --           --
Robert E. La Blanc                            --           --         --          --           --
Thomas T. Mooney                              --           --         --          --           --
Richard A. Redeker                            --           --         --          --           --
Robin B. Smith                                --           --         --          --           --
Louis A. Weil, III                            --           --         --          --           --



     Trustees of the Trust are eligible to purchase Class Z shares of each Series if any.


               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


     Class S shares are not currently offered; therefore, there is no history of share ownership.

     As of January 23, 2004, the Trustees and officers of the Trust, as a group, owned less than 1% of the outstanding shares of beneficial interest of each class of the Money Market Series and U.S. Treasury Money Market Series of the Trust.

     As of January 23, 2004, Wachovia Securities, LLC (Wachovia Securities) was the record holder for other beneficial owners of the following outstanding shares of any class:



                                                                                NUMBER OF SHARES/
SERIES/CLASS                                                                       % OF CLASS
------------                                                                    -----------------
Money Market/A                                                                  137,402,392/29.3%
Money Market/Z                                                                         --
U.S. Treasury/A                                                                  78,183,233/21.0%
U.S. Treasury/S                                                                        --
U.S. Treasury/Z                                                                        --

     In the event of any meetings of shareholders, Wachovia Securities will forward, or cause the forwarding of, proxy materials to the beneficial owners for which it is the record holder.



     As of January 23, 2004, the beneficial owners, directly or indirectly, of more than 5% of the outstanding shares of any class of beneficial interest were:



                                                                                 SERIES/             NUMBER OF SHARES/
NAME                                                   ADDRESS                    CLASS                 % OF CLASS
----                                                   -------                    -----                 ----------
Pru Defined Contribution Svs                30 Scranton Office Park          Money Market/A          64,211,600/13.7%
FBO Pru-Non-Trust Accounts                  Moosic PA 18507                        -
Attn: PMFS Coordinator

Prudential Trust Company                    30 Scranton Office Park          Money Market/A         134,517,734/28.7%
FBO Pru-DC Trust Accounts                   Moosic PA 18507
Attn: PMFS Coordinator

Pru Defined Contribution Svs                30 Scranton Office Park          Money Market/Z           7,548,382/36.3%
FBO Pru-Non-Trust Accounts                  Moosic PA 18507
Attn: PMFS Coordinator

Prudential Trust Company                    30 Scranton Office Park          Money Market/Z          13,225,374/63.7%
FBO Pru-DC Trust Accounts                   Moosic PA 18507
Attn: PMFS Coordinator

Prudential Trust Company                    30 Scranton Office Park          U.S. Treasury/Z          7,255,700/99.9%
FBO Pru-DC Trust Accounts                   Moosic PA 18507
Attn: PMFS Coordinator


                     INVESTMENT ADVISORY AND OTHER SERVICES

(a) MANAGER AND INVESTMENT ADVISER


     The manager of the Trust is Prudential Investments LLC (PI or the Manager), Gateway Center Three, 100 Mulberry Street, Newark, NJ 07102. PI serves as manager to all of the other investment companies that, together with the Trust, comprise the JennisonDryden Mutual Funds or Strategic Partners Funds. See "How the Series is Managed-Manager" in the Prospectus of each Series. As of December 31, 2003, PI served as the investment manager to all of the Prudential U.S. and offshore open-end investment companies, and as administrator to closed-end investment companies, with aggregate assets of approximately $108.6 billion.

     PI is a wholly-owned subsidiary of PIFM HoldCo, Inc., which is a wholly-owned subsidiary of Prudential Asset Management Holding Company, which is a wholly-owned subsidiary of Prudential. Prudential Mutual Fund Services LLC (PMFS or the Transfer Agent), an affiliate of PI, serves as the transfer agent and dividend disbursing agent for the JennisonDryden Mutual Funds or Strategic Partners Funds and, in addition, provides customer service, recordkeeping and management and administrative services to qualified plans.

     Pursuant to a Management Agreement with the Trust (the Management Agreement), PI, subject to the supervision of the Trust's Board of Trustees and in conformity with the stated policies of the Trust, manages both the investment operations of each Series and the composition of each Series' portfolio, including the purchase, retention, disposition and loan of securities and other assets. In connection therewith, PI is obligated to keep certain books and records of the Trust. PI has hired Prudential Investment Management, Inc. (PIM, the Subadviser or the Investment Adviser) to provide subadvisory services to the Trust. PI also administers the Trust's business affairs and, in connection therewith, furnishes the Trust with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by State Street Bank and Trust Company, the Trust's custodian (the Custodian) and PMFS. The management services of PI to the Trust are not exclusive under the terms of the Management Agreement and PI is free to, and does, render management services to others.

     For its services, PI receives, pursuant to the Management Agreement, a fee at an annual rate of .40 of 1% of the U.S. Treasury Money Market Series' average daily net assets and a fee at an annual rate of .40 of 1% of the average daily net assets up to $1 billion, .375 of 1% on assets between $1 billion and $1.5 billion and .35 of 1% on assets in excess of $1.5 billion of the average daily net assets of the Money Market Series. The fee is computed daily and payable monthly. The Management Agreement also provides that, in the event the expenses of a Series (including the fees of PI, but excluding interest, taxes, brokerage commissions, distribution fees and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Trust's business) for any fiscal year exceed the lowest applicable annual expense limitation established and enforced pursuant to the statute or regulations of any jurisdiction in which the Trust's shares are qualified for offer and sale, the compensation due to PI will be reduced by the amount of such excess. Reductions in excess of the total compensation payable to PI will be paid by PI to the Series. No such reductions were required during the current fiscal year ended November 30, 2003. Currently, the Trust believes there are no such expense limitations.


     PI may from time to time waive all or a portion of its management fee and subsidize all or a portion of the operating expenses of the Trust. Fee waivers and subsidies will increase the Trust's total return. These voluntary waivers may be terminated at any time without notice.

     In connection with its management of the corporate affairs of the Trust, PI bears the following expenses:

     (a) the salaries and expenses of all personnel of the Trust and the Manager, except the fees and expenses of Independent Trustees;

     (b) all expenses incurred by the Manager or by the Trust in connection with managing the ordinary course of the Trust's business, other than those assumed by the Trust, as described below; and

     (c) the costs, expenses and fees payable to the Subadviser, pursuant to a Subadvisory Agreement between PI and the Subadviser (the Subadvisory Agreement).


     Under the terms of the Management Agreement, the Trust is responsible for the payment of the following expenses including: (1) the fee payable to the Manager; (2) the fees and expenses of Independent Trustees; (3) the fees and certain expenses of the custodian and transfer and dividend disbursing agent, including the cost of providing records to the Manager in connection with its obligation of maintaining required records of the Trust and of pricing the Trust's shares; (4) the charges and expenses of the Trust's legal counsel and independent auditors; (5) brokerage commissions and any issue or transfer taxes chargeable to the Trust in connection with its securities transactions; (6) all taxes and corporate fees payable by the Trust to governmental agencies; (7) the fees of any trade association of which the Trust may be a member; (8) the cost of share certificates representing shares of the Trust; (9) the cost of fidelity, directors and officers and errors and omissions insurance; (10) the fees and expenses involved in registering and maintaining registration of the Trust and of its shares with the Commission and registering the Trust as a broker or dealer and qualifying its shares under state securities laws, including the preparation and printing of the Trust's registration statements and prospectuses and statements of additional information for filing under federal and state securities laws for such purposes; (11) allocable communications expenses with respect to investor services and all expenses of shareholders' and Trustees' meetings and of preparing, printing and mailing reports to shareholders; (12) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Trust's business; and (13) distribution and service (12b-1) fees.

     The Management Agreement provides that PI will not be liable to the Trust for any error of judgment by PI or for any loss sustained by the Trust except in the case of a breach of fiduciary duty with respect to the receipt of compensation for services (in which case any award of damages will be limited as provided in the 1940 Act) or of willful misfeasance, bad faith, gross negligence or reckless disregard of duties. The Management Agreement provides that it will terminate automatically if assigned (as defined in the 1940 Act), and that it may be terminated without penalty by either PI or the Trust by the Board or vote of a majority of the outstanding voting securities of the Trust (as defined in the 1940 Act) of such Series upon not more than 60 days' nor less than 30 days' written notice. The Management Agreement will continue in effect for a period of more than two years from the date of execution only so long as such continuance is specifically approved at least annually in accordance with the requirements of the 1940 Act.

     For the fiscal year ended November 30, 2003, the Trust paid management fees to PI of $2,375,892, and $2,052,872 relating to the Money Market Series and U.S. Treasury Money Market Series, respectively. For the fiscal year ended November 30, 2002, the Trust paid management fees to PI of $2,559,597 and $1,992,068 relating to the Money Market Series and U.S. Treasury Money Market Series, respectively. For the fiscal year ended November 30, 2001, the Trust paid management fees to PI of $2,507,108 and $1,801,613 relating to the Money Market Series and U.S. Treasury Money Market Series, respectively. PI may from time to time waive all or a portion of its management fee and subsidize all or a portion of the operating expenses of the Trust. Fee waivers and subsidies will increase the Trust's total return. These voluntary waivers may be terminated at any time without notice.


     PI has entered into the Subadvisory Agreement with the Subadviser a wholly-owned subsidiary of Prudential. The Subadvisory Agreement provides that the Subadviser will furnish investment advisory services in connection with the management of the Trust. In connection therewith, the Subadviser is obligated to keep certain books and records of the Trust. Under the Subadvisory Agreement, the Subadviser, subject to the supervision of PI, is responsible for managing the assets of each Series in accordance with its investment objectives and policies. The Subadviser determines what securities and other instruments are purchased and sold for the Series and is responsible for obtaining and evaluating financial data relevant to the Series. PI continues to have responsibility for all investment advisory services pursuant to the Management Agreement and supervises the Subadviser's performance of those services. The Subadviser was reimbursed by PI for the reasonable costs and expenses it incurred in furnishing those services. The Subadviser is paid by PI with respect to the U.S. Treasury Money Market Series, at an annual rate of .200 of 1% of the average daily net assets of such series, and with respect to the Money Market Series, at an annual rate of .200 of 1% up to and including $1 billion, .169 of 1% for the next $500 million and 140 of 1% over $1.5 billion of the average daily net assets of such series.

     The Subadvisory Agreement provides that it will terminate in the event of its assignment (as defined in the 1940 Act) or upon the termination of the Management Agreement. The Subadvisory Agreement may be terminated by the Trust, PI, or the Subadviser upon not less than 30 days' nor more than 60 days' written notice. The Subadvisory Agreement provides that it will continue in effect for a period of more than two years only so long as such continuance is specifically approved at least annually in accordance with the requirements of the 1940 Act.

     (b) Matters Considered by the Board


     The Management and Subadvisory Agreements were last approved by the Board of Trustees, including all of the Independent Trustees on May 27, 2003 at a meeting called for that purpose. In approving the Management and Subadvisory Agreements, the Board primarily considered, with respect to the Trust, the nature and quality of the services provided under the Agreements and the overall fairness of the Agreements to the Trust. The Board requested and evaluated reports from the Manager and Subadviser that addressed specific factors designed to inform the Board's consideration of these and other issues. In considering the Management and Subadvisory Agreements, the Board did not identify any single factor as all-important or controlling. Instead, the Board took all factors into consideration.

     With respect to the nature and quality of the services provided by the Manager and Subadviser, respectively, the Board considered the performance of each Series of the Trust in comparison to relevant market indices and the performance of a peer group of investment companies pursuing broadly similar strategies, and reviewed reports prepared by an unaffiliated organization applying various statistical and financial measures of fund performance compared to such indices and peer groups of funds, over the past one, three, five and ten years with respect to each Series. The Board also evaluated the division of responsibilities among the Manager and its affiliates, and the capabilities of the personnel providing services. With respect to the Money Market Series, the Board noted, specifically, the Series' positive performance as compared to that of its peer group. With respect to the U.S. Treasury Money Market Series, although such Series' performance has lagged certain peers in the past, the Board noted the recent turnaround in performance.


     With respect to the overall fairness of the Management and Subadvisory Agreements, the Board considered the fee structure of the Agreements and the profitability of the Manager and the Subadviser and their affiliates from their association with the Trust. The Board reviewed information from an independent data service about the rates of compensation paid to investment advisers, and overall expense ratios, for funds comparable in size, character and investment strategy to each Series. The Board noted that the fee rate paid by the Trust to the Manager was equal to the median compensation paid by comparable funds. The Board also considered the contractual limits on Trust expenses undertaken by the Manager. The Board also evaluated the aggregate amount and structure of fees paid by the Manager to the Subadviser. In concluding that the direct and indirect benefits accruing to the Manager, the Subadviser and their affiliates by virtue of their relationship to the Trust, were reasonable in comparison with the costs of the provision of investment advisory services and the benefits accruing to each Series, the Board reviewed specific data as to the Manager's and the Subadviser's profit or loss on each Series for the recent period. With respect to profitability, the Manager and the Subadviser discussed with the Board the allocation methodologies for intercompany revenues and expenses (not including the costs of distributing shares or providing shareholder services) in order to approximate their respective profits from the Management or Subadvisory fees. The Board understood that neither the Manager nor the Subadviser use these profitability analyses in the management of their businesses other than in connection with the approval or continuation of management and advisory agreements, at least in part because they exclude significant costs and include certain revenues that judicial interpretations have required in the context of Board approval of mutual fund advisory agreements. These matters were also considered at the meeting of the Independent Trustees.

CODE OF ETHICS


     The Board of Trustees of the Trust has adopted a Code of Ethics. In addition, the Manager, Subadviser and Distributor have each adopted a Code of Ethics (the "Codes"). The Codes apply to access persons (generally persons who have access to information about a Series' investment program) and permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Trust. However, the protective provisions of the Codes prohibit certain investments and limit such personnel from making investments during periods when the Trust is making such investments. The Codes are on public file with, and are available from, the Commission.

DESCRIPTION OF PROXY VOTING POLICIES AND RECORDKEEPING PROCEDURES

     The Board has delegated to PI the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Series. The Series authorized the Manager to delegate, in whole or in part, its proxy voting authority to its investment adviser (the Subadvisor) or third party vendors, consistent with the policies set forth below. The proxy voting process shall remain subject to the supervision of the Board, including any committee thereof established for that purpose.

     The Manager and the Board view the proxy voting process as a component of the investment process and, as such, seek to ensure that all proxy proposals are voted with the primary goal of seeking the optimal benefit for the Series. Consistent with this goal, the Board views the proxy voting process as a means to encourage strong corporate governance practices and ethical conduct by corporate management. The Manager and the Board maintain a policy of seeking to protect the best interests of the Series should a proxy issue potentially implicate a conflict of interest between a Series and the Manager or its affiliates.

     The Manager delegates to the Subadviser the responsibility for voting the Series proxies. The Subadviser is expected to identify and seek to obtain the optimal benefit for the Series and to adopt written policies that meet certain minimum standards, including that the policies be reasonably designed to protect the best interests of the Series and delineate procedures to be followed when a proxy vote presents a conflict between the interests of a Series and the interests of the Subadviser or its affiliates. The Manager and the Board expect that Subadviser will notify the Manager and the Board at least annually of any such conflicts identified and confirm how the issue was resolved. In addition, the Manager expects that the Subadviser will deliver to the Manager, or its appointed vendor, information required for filing the Form N-PX with the Commission.

     A copy of the voting policies of the Trust's Subadviser is set forth in Appendix III of this SAI.


(b) PRINCIPAL UNDERWRITER, DISTRIBUTOR AND RULE 12b-1 PLANS


     Prudential Investment Management Services LLC (PIMS or the Distributor), Gateway Center Three, 100 Mulberry Street, Newark, NJ 07102, acts as distributor for the Trust's shares. PIMS is a subsidiary of Prudential. See "How the Fund is Managed--Distributor" in the prospectuses.


     Pursuant to the 12b-1 Plans (the Plans), the Trustees are provided at least quarterly with written reports of the amounts expended under the Plans and the purposes for which such expenditures were made. The Trustees review such reports on a quarterly basis.


     The Plans provide that they will continue in effect from year to year, provided each such continuance is approved annually by a vote of the Trustees in the manner described above. The Plans may not be amended to increase materially the amount to be spent for the services described therein without approval of the requisite shareholders, and all material amendments of the Plans must also be approved by the Trustees in the manner described above. Each Plan may be terminated at any time, without payment of any penalty, by vote of a majority of the Rule 12b-1 Trustees, or by a vote of a majority of the requisite outstanding voting securities (as defined in the 1940 Act). Each Plan will automatically terminate in the event of its assignment (as defined in the 1940 Act).


     So long as the Plans are in effect, the selection and nomination of Trustees who are not interested persons of the Trust shall be committed to the discretion of the Trustees who are not interested persons. The Trustees have determined that, in their judgment, there is a reasonable likelihood that the Plans will benefit the Trust and its shareholders. In the Trustees' quarterly review of the Plans, they consider the continued appropriateness and the level of payments provided therein.

     CLASS A PLAN. Under the Class A Plan for the Series, the Trust may pay the Distributor for its distribution-related activities with respect to Class A shares of each Series at an annual rate of up to .125% of the average daily net assets of each Series' Class A shares. The Class A Plan for the Series provides that (1) up to .125% per annum of the average daily net assets of the Class A shares of each respective Series may be used to pay for personal service and/or the maintenance of shareholder accounts (service fee) and (2) total distribution fees (including the service fee of .125%) may not exceed .125% per annum of the average daily net assets of the shares of the respective Series.


     During the fiscal year ended November 30, 2003, the Distributor incurred distribution expenses in the aggregate of $714,954 and $634,029 with respect to the Money Market Series and the U.S. Treasury Money Market Series, respectively, all of which was recovered through the distribution fee paid by each Series to the Distributor. It is estimated that of these amounts $295,900 (41.39%) and $454,881 (71.74%) was spent on payment of account servicing fees to financial advisers for the Money Market Series and U.S. Treasury Money Market Series, respectively, and $419,054 (58.61%) and $179,148 (28.26%) on allocation of overhead and other branch office distribution-related expenses for the Money Market Series and U.S. Treasury Money Market Series, respectively. The term "overhead and other branch office distribution-related expenses" represents (1) the expenses of operating the branch offices of Wachovia Securities and Pruco Securities, LLC (Pruco) in connection with the sale of shares of the series, including lease costs, the salaries and employee benefits of operations and sales support personnel, utility costs, communications costs and the costs of stationery and supplies, (2) the costs of client sales seminars, (c) travel expenses of mutual fund sales coordinators to promote the sale of shares of the series, and (d) other incidental expenses relating to branch promotion of sales of the series. Reimbursable distribution expenses do not include any direct interest or carrying charges. For the fiscal year ended November 30, 2003, the Distributor received $714,954 and $634,029 with respect to the Money Market Series and the U.S. Treasury Money Market Series, respectively, from the Trust under the Class A Plan.

     In addition to distribution and service fees paid by the Trust under the Class A Plans, the Manager (or one of its affiliates) may make payments to dealers (including Wachovia Securities) and other persons which distribute shares of each Series, including Class Z shares. Such payments may be calculated by reference to the net asset values of shares sold by such persons or otherwise.

     CLASS S PLAN. Under the Class S Plan of Distribution (12b-1 Plan) for the U.S. Treasury Money Market Series, the Trust may pay the Distributor for its distribution-related activities with respect to Class S shares at an annual rate of .175 of 1% of the average daily net assets of the Class S shares of the Series. Class S shares of the series are not currently offered, therefore, no expense data is available.

     CLASS S--U.S. TREASURY MONEY MARKET SERIES SERVICE AGREEMENT. Pursuant to a separate Service Agreement with the Trust (the Service Agreement), Wachovia Securities an affiliate of the Trust, PI and PIMS, will perform certain customer account maintenance and related administrative shareholder services with respect to the Class S shares of the U.S. Treasury Money Market Series purchased and/or redeemed by customers participating in its COMMAND Account Program who are eligible to have their available account assets swept into shares of the U.S. Treasury Money Market Series. For its services, Wachovia Securities receives, pursuant to the relevant Service Agreement, a fee at an annual rate of 0.25% of the average daily net assets of the Trust applicable to Class S shares of the Trust.


FEE WAIVERS/SUBSIDIES

     PI may from time to time waive all or a portion of its management fee and subsidize all or a portion of the operating expenses of the Trust. Fee waivers and subsidies will increase a series' total return.

     NASD MAXIMUM SALES CHARGE RULE. Pursuant to rules of the National Association of Securities Dealers (NASD) Conduct Rules, the Distributor is required to limit aggregate initial sales charges, deferred sales charges and asset-based sales charges to 6.25% of total gross sales of each class of shares. Interest charges on unreimbursed distribution expenses equal to the prime rate plus one percent per annum may be added to the 6.25% limitation. Sales from the reinvestment of dividends and distributions are not included in the calculation of the 6.25% limitation. The annual asset-based sales charge on shares of a Series may not exceed .75 of 1% per class. The 6.25% limitation applies to each class of a Series of the Trust rather than on a per shareholder basis. If aggregate sales charges were to exceed 6.25% of total gross sales of any class, all sales charges on shares of that class would be suspended.

(c) OTHER SERVICE PROVIDERS


     State Street Bank and Trust Company (State Street), One Heritage Drive, North Quincy, MA 02171, serves as custodian for the Trust's portfolio securities and cash and, in that capacity, maintains certain financial and accounting books and records pursuant to an agreement with the Trust. Subcustodians provide custodial services for the Trust's foreign assets held outside the United States.


     Prudential Mutual Fund Services LLC (PMFS), 194 Wood Avenue South, Iselin, NJ 08830, serves as the transfer and dividend disbursing agent of the Trust. It is a wholly-owned subsidiary of PIFM Holdco Inc., the parent of PI, the Manager. PMFS provides customary transfer agency services to the Trust, including the handling of shareholder communications, the processing of shareholder transactions, the maintenance of shareholder account records, the payment of dividends and distributions and related functions. For these services, PMFS receives an annual maintenance fee of $10.00 per shareholder account, a new account set-up fee $2.00 for each manually established shareholder account and a monthly inactive zero balance account fee of $.20 per shareholder account. PMFS is also reimbursed for its out-of-pocket expenses, including but not limited to postage, stationery, printing, allocable communication expenses and other costs.


     For the fiscal year ended November 30, 2003, the Trust incurred approximately the following expenses for the services of PMFS on behalf of the Money Market Series and U.S. Treasury Money Market Series, $818,800 and $198,300, respectively.

     PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, New York 10036, served as the Trust's independent auditors and in that capacity audited the Trust's annual financial statements for the fiscal year ended November 30, 2003. The Audit Committee and the full Board approved the selection of KPMG LLP as the Trust's independent auditors for the fiscal year ending November 30, 2004.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

     The Manager is responsible for decisions to buy and sell securities for the Money Market Series and U.S. Treasury Money Market Series, arranging the execution of portfolio security transactions on each Series' behalf, the selection of brokers and dealers to effect the transactions and negotiation of brokerage commissions, if any. For purposes of this section, the term Manager includes the Subadviser. Purchases of portfolio securities are made from dealers, underwriters and issuers; sales, if any, prior to maturity, are made to dealers and issuers. Each Series does not normally incur any brokerage commission expense on such transactions. The instruments purchased by the Series are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. When securities are purchased or sold directly from or to an issuer, no commissions or discounts are paid. Orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, Wachovia Securities and its affiliates or one of the Subadviser's affiliates (an affiliated broker).


     In placing orders for portfolio securities for each Series of the Trust, the Manager's overriding objective is to obtain the best possible combination of price and efficient execution. The Manager seeks to effect each transaction at a price and commission, if any, which provides the most favorable total cost or proceeds reasonably attainable under the circumstances. (While the Manager generally seeks reasonably competitive spreads or commissions, the Fund will not necessarily be paying the lowest spread or commission available.) Within the framework of this policy, the Manager will consider research and investment services provided by brokers or dealers who effect or are parties to portfolio transactions of the Trust, the Manager or the Manager's other clients. These research and investment services are those which brokerage houses customarily provide to institutional investors and include statistical and economic data and research reports on particular companies and industries. These services are used by the Manager in connection with all of its investment activities, and some of these services obtained in connection with the execution of transactions for the Trust may be used in managing other investment accounts. Conversely, brokers or dealers furnishing these services may be selected for the execution of transactions of these other accounts, whose aggregate assets are far larger than those of the Trust, and the services furnished by such brokers or dealers may be used by the Manager in providing investment management for the Trust.


     The Trust paid no brokerage commissions for the fiscal years ended November 30, 2001, 2002 and 2003.

     The Trust is required to disclose its holdings of securities of its regular brokers and dealers (as defined under Rule 10b-1 of the 1940 Act) and their parents at November 30, 2003. As of November 30, 2003, no series held any securities of its regular brokers and dealers.


                CAPITAL SHARES, OTHER SECURITIES AND ORGANIZATION


     THE TRUST, ORGANIZED IN 1981 AS AN UNINCORPORATED BUSINESS TRUST UNDER THE LAWS OF MASSACHUSETTS, IS A TRUST FUND OF THE TYPE COMMONLY KNOWN AS A MASSACHUSETTS BUSINESS TRUST. The Trust's activities are supervised by its Trustees. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares in separated series and classes within such series. The Money Market Series is authorized to issue an unlimited number of shares, currently divided into two classes, designated Class A and Class Z. Shares of the U.S. Treasury Money Market Series are currently divided into three classes designated Class A, Class S and Class Z shares.

     The shareholders of the Money Market Series and the U.S. Treasury Money Market Series are each entitled to a full vote for each full share of beneficial interest (par value $.01 per share) held (and fractional votes for fractional shares). Shares of each Series are entitled to vote as a class only to the extent required by the provisions of the 1940 Act or as otherwise permitted by the Trustees in their sole discretion. Under the 1940 Act, shareholders of each Series have to approve the adoption of any investment advisory agreement relating to such series and of any changes in investment policies related thereto.


     Each class of shares in each series represents an interest in the same assets of the respective series and is identical in all respects except that
(1) each class is subject to different expenses which may affect performance,
(2) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to its arrangement and has separate voting rights on any manner submitted to shareholders in which the interests of one class differ from the interests of the other class, (3) each class has a different exchange privilege and (4) Class Z shares are offered exclusively for sale to a limited group of investors. Since Class A shares and Class S shares (with respect to U.S. Treasury Money Market Series) are subject to distribution and/or service expenses, the liquidation proceeds to shareholders of these classes are likely to be lower than to Class Z shareholders whose shares are not subject to any distribution and/or service expenses. With respect to U.S. Treasury

Money Market Series, since Class S shares have the highest distribution fee and also have a service fee, liquidation proceeds to shareholders of this class are likely to be lower than Class A and Class Z shareholders. In accordance with the Trust's Declaration of Trust, the Trustees may authorize the creation of additional classes, with such preferences, privileges, limitations and voting and dividend rights as the Trustees may determine.


     It is the intention of the Trust not to hold annual meetings of shareholders. The Trustees may call special meetings of shareholders for action by shareholder vote as may be required by the 1940 Act or the Declaration of Trust. Shareholders have certain rights, including the right to call a meeting upon a vote of 10% of the Trust's outstanding shares for the purpose of voting on the removal of one or more Trustees.



                PURCHASE, REDEMPTION AND PRICING OF TRUST SHARES


     Shares of the Trust may be purchased at a price equal to the next determined net asset value (NAV) per share. Class Z shares of the Trust are offered to a limited group of investors at NAV.

     PURCHASES BY WIRE. For an initial purchase of shares of the Trust by wire, you must complete an application and telephone PMFS at (800) 225-1852 (toll-free) to receive an account number. The following information will be requested: your name, address, tax identification number, fund, series and class election, dividend distribution election, amount being wired and wiring bank. Instructions should then be given by you to your bank to transfer funds by wire to State Street Bank and Trust Company, Boston, Massachusetts, Custody and Shareholder Services Division, Attention: Dryden Government Securities Trust, specifying on the wire the account number assigned by PMFS and your name and identifying the series and the class in which you are investing (Class A or Class Z shares).


     If you arrange for receipt by State Street of federal funds prior to the calculation of NAV (once each business day at the close of regular trading on the New York Stock Exchange (NYSE), usually 4:00 p.m. New York time), on a business day, you may purchase shares of the Trust as of that day. In the event that regular trading on the NYSE closes before 4:00 p.m., New York time, you will receive the following day's NAV if your order to purchase is received after the close of regular trading on the NYSE.


     In making a subsequent purchase by wire, you should wire State Street directly and should be sure that the wire specifies Dryden Government Securities Trust--(specify the Series), Class A or Class Z shares and your name and individual account number. It is not necessary to call PMFS to make subsequent purchase orders using federal funds.


     In order to exchange shares by telephone, you must authorize telephone exchanges on your initial application form or by written notice to the Transfer Agent and hold shares in non-certificate form. Thereafter, you may call the Trust at (800) 225-1852 to execute a telephone exchange of shares on weekdays, except holidays, between the hours of 8:00 a.m. and 8:00 p.m., New York time. For your protection and to prevent fraudulent exchanges, your telephone call will be recorded and you will be asked to provide your personal identification number. A written confirmation of the exchange transaction will be sent to you. Neither the Trust nor its agents will be liable for any loss, liability or cost which results from acting upon instructions reasonably believed to be genuine under the foregoing procedures. All exchanges will be made on the basis of the relative NAV of the two funds next determined after the request is received in good order.


     If you hold shares through Wachovia Securities, you must exchange your shares by contacting your Wachovia Securities financial adviser.


     If you hold certificates, the certificates must be returned in order for the shares to be exchanged.

     You may also exchange shares by mail by writing to Prudential Mutual Fund Services LLC, Attention: Exchange Processing, P.O. Box 8157, Philadelphia, PA 19101.

ISSUANCE OF TRUST SHARES FOR SECURITIES


     Transactions involving the issuance of Trust shares for securities (rather than cash) will be limited to (1) reorganizations, (2) statutory mergers, or (3) other acquisitions of portfolio securities that: (a) meet the investment objectives and policies of the Trust, (b) are liquid and not subject to restrictions on resale, (c) have a value that is readily ascertainable via a listing on or trading in a recognized United States or international exchange or market, and (d) are approved by the Trust's investment adviser.


CLASS Z SHARES

     BENEFIT PLANS. Certain group retirement plans may purchase Class Z shares if they meet the required minimum for amount of assets, average account balance or number of eligible employees. For more information about these requirements, call Prudential at (800) 353-2847.

     MUTUAL FUND PROGRAMS. Class Z shares also can be purchased by participants in any fee-based program or trust program sponsored by Prudential or an affiliate that includes mutual funds as investment options and the Trust as an available option. Class Z shares also can be purchased by investors in certain programs sponsored by broker-dealers, investment advisors and financial planners who have agreements with Prudential Investments Advisory Group relating to:

     - mutual fund "wrap" or asset allocation programs, where the sponsor places Series trades, links its clients' accounts to a master account in the sponsor's name and charges its clients a management, consulting or other fee for its services

     - mutual fund "supermarket" programs where the sponsor links its clients' accounts to a master account in the sponsor's name and the sponsor charges a fee for its services.

     Broker-dealers, investment advisers or financial planners sponsoring these mutual fund programs may offer their clients Class A and Class Z shares in the Series in connection with different pricing options for their programs. Investors should consider carefully any seperate transaction and other fees charged by these programs in connection with investing in each available share class before selecting a share class.

     OTHER TYPES OF INVESTORS. Class Z shares also are available for purchase by the following categories of investors:

     - certain participants in the MEDLEY Program (group variable annuity contracts) sponsored by Prudential for whom Class Z shares of the Prudential mutual funds are an available investment option


     - current and former Directors/Trustees of the JennisonDryden Mutual Funds or Strategic Partners Funds (including the Series)


     - Prudential, with an investment of $10 million or more.

     - Class Z shares may also be purchased by qualified state tuition programs (529 plans).

     PRUARRAY ASSOCIATION BENEFIT PLANS. Class Z shares are also offered to Benefit Plans or non-qualified plans sponsored by employers which are members of a common trade, professional or membership association (Association) that participate in a PruArray Plan, provided that the Association enters into a written agreement with Prudential. Such Benefit Plans or non-qualified plans may purchase Class Z shares without regard to the assets or number of participants in the individual employer's qualified plans or non-qualified plans so long as the employers in the Association have retirement plan assets in the aggregate of at least $250 million for which Prudential Retirement Services provides participant-level recordkeeping services.

PAYMENTS TO THIRD PARTIES

     The Distributor or one of its affiliates may make ongoing payments, from its own resources, to brokers, financial advisers and other persons for providing recordkeeping or otherwise facilitating the maintenance of shareholder accounts.

SALE OF SHARES

     You can redeem shares at any time for cash in the form of a check at the NAV next determined after the redemption request is received in proper form (in accordance with procedures established by the transfer agent in connection with investors' accounts) by the transfer agent, the Distributor or your broker. If you are redeeming your shares through a broker, your broker must receive your sell order before the Trust computes its NAV for that day (at the close of regular trading on the NYSE, usually 4:00 p.m. New York time) in order to receive that day's NAV. In the event that regular trading on the NYSE closes before 4:00 p.m., New York time, you will receive the following day's NAV if your order to sell is received after the close of regular trading on the NYSE. Your broker will be responsible for furnishing all necessary documentation to the Distributor and may charge you for its services in connection with redeeming shares of the Trust.


     If you hold shares of the Trust through Wachovia Securities, you must redeem your shares through Wachovia Securities. Please contact your Wachovia Securities Financial Adviser.


     In order to redeem shares, a written request for redemption signed by you exactly as the account is registered is required. If you hold certificates, the certificates must be received by the transfer agent, the Distributor or your broker in order for the redemption request to be processed. If redemption is requested by a corporation, partnership, trust or fiduciary, written evidence of authority acceptable to the transfer agent must be submitted before such request will be accepted. All correspondence and documents concerning redemptions should be sent to the Trust in care of its transfer agent, Prudential Mutual Fund Services LLC, Attention: Redemption Services, P.O. Box 8149, Philadelphia, PA 19101, to the Distributor or to your broker.

     SIGNATURE GUARANTEE. If the proceeds of the redemption (1) exceed $100,000,
(2) are to be paid to a person other than the record owner, (3) are to be sent to an address other than the address on the transfer agent's records, or (4) are to be paid to a corporation, partnership, trust or fiduciary, and your shares are held directly with the transfer agent, the signature(s) on the redemption request or stock power must be signature guaranteed by an "eligible guarantor institution." An "eligible guarantor institution" includes any bank, broker-dealer, savings association or credit union. The transfer agent reserves the right to request additional information from, and make reasonable inquiries of, any eligible guarantor institution. In the case of redemptions from a PruArray Plan, if the proceeds of the redemption are invested in another investment option of the plan in the name of the record holder and at the same address as reflected in the transfer agent's records, a signature guarantee is not required.


     Payment for shares presented for redemption will be made by check within seven days after receipt by the transfer agent, the Distributor or your broker of the written request and certificates, if issued, except as indicated below. If you hold shares through a broker, payment for shares presented for redemption will be credited to your account at your broker, unless you indicate otherwise. Such payment may be postponed or the right of redemption suspended at times (1) when the NYSE is closed for other than customary weekends and holidays, (2) when trading on the NYSE is restricted, (3) when an emergency exists as a result of which disposal by the Trust of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Trust fairly to determine the value of its net assets, or (4) during any other period when the Commission, by order, so permits; provided that applicable rules and regulations of the Commission shall govern as to whether the conditions prescribed in (2),
(3), or (4) exist.


     Payment for redemption of recently purchased shares will be delayed until the Trust or its transfer agent has been advised that the purchase check has been honored, which may take up to 10 calendar days from the time of receipt of the purchase check by the transfer agent. Such delay may be avoided by purchasing shares by wire or by certified or cashier's check.

     EXPEDITED REDEMPTION PRIVILEGE. By electing the Expedited Redemption Privilege, you may arrange to have redemption proceeds sent to your bank account. The Expedited Redemption Privilege may be used to redeem shares in an amount of $200 or more, except if an account for which an expedited redemption is requested has a net asset value of less than $200, the entire account will be redeemed. Redemption proceeds in the amount of $1,000 or more will be remitted by wire to your bank account at a domestic commercial bank which is a member of the Federal Reserve system. Redemption proceeds of less than $1,000 will be mailed by check to your designated bank account. Expedited redemption requests may be made by telephone or letter, must be received by your Series prior to 4:00 p.m. New York time, to receive a redemption amount based on that day's NAV and are subject to the terms and conditions as set forth in each Series' respective Prospectus regarding redemption of shares. In the event that regular trading on the NYSE closes before 4:00 p.m., you will receive the following day's NAV if your order to sell is received after the close of regular trading on the NYSE. For more information, see "How to Buy, Sell and Exchange Shares of the Series--Telephone Redemptions or Exchanges" in each Series' respective Prospectus. The Expedited Redemption Privilege may be modified or terminated at any time without notice. To receive further information, shareholders should contact PMFS at (800) 225-1852.

     REDEMPTION IN KIND. If the Board determines that it would be detrimental to the best interests of the remaining shareholders of the Trust to make payment wholly or partly in cash, the Trust may pay the redemption price in whole or in part by a distribution in kind of securities from the investment portfolio of the Trust, in lieu of cash, in conformity with applicable rules of the Commission. Securities will be readily marketable and will be valued in the same manner as in a regular redemption. If your shares are redeemed in kind, you would incur transaction costs in converting the assets into cash. The Trust, however, has elected to be governed by Rule 18f-1 under the 1940 Act, under which the Trust is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the NAV of the relevant Series during any 90-day period for any one shareholder.

     INVOLUNTARY REDEMPTION. In order to reduce expenses of the Trust, the Board may redeem all of the shares of any shareholder, other than a shareholder which is an IRA or other tax-deferred retirement plan, whose account has an account value of less than $500 due to a redemption. The Trust will give such shareholders 60 days' prior written notice in which to purchase sufficient additional shares to avoid such redemption.

                         SHAREHOLDER INVESTMENT ACCOUNT

     Upon the initial purchase of Trust shares, a Shareholder Investment Account is established for each investor under which a record of the shares held is maintained by the transfer agent. Whenever a transaction takes place in the Shareholder Investment Account, the shareholder will be mailed a confirmation showing the transaction and the status of such account. Certificates are issued only for full shares and may be redeposited in the account at any time. There is no charge to the investor for issuance of a certificate. The Trust makes available to its shareholders the following privileges and plans. The privileges and/or plans described under the sections entitled "Procedure for Multiple Accounts," "Exchange Privilege," "Automatic Investment Plan (AIP)" and "Systematic Withdrawal Plan", are not offered as service options for Class S shares.

PROCEDURE FOR MULTIPLE ACCOUNTS


     Special procedures have been designed for banks and other institutions that wish to open multiple accounts. An institution may open a single master account by filing an Application Form with Prudential Mutual Fund Services LLC,
Attention: Customer Service, P.O. Box 15005, New Brunswick, NJ 08906, signed by persons authorized to act for the institution. Individual sub-accounts may be opened at the time the master account is opened by listing them, or they may be added at a later date by written advice or by filing forms supplied by the Trust. Procedures are available to identify sub-accounts by name and number within the master account name. The investment minimums set forth above are applicable to the aggregate amounts invested by a group and not to the amount credited to each sub-account.


     PMFS provides each institution with a written confirmation for each transaction in sub-accounts. Further, PMFS provides, to each institution on a monthly basis, a statement which sets forth for each master account its share balance and income earned for the month. In addition, each institution receives a statement for each individual account setting forth transactions in the sub-account for the year-to-date, the total number of shares owned as of the dividend payment date and the dividends paid for the current month, as well as for the year-to-date.


     Further information on the sub-accounting system and procedures is available from the transfer agent, Wachovia Securities or Pruco.


AUTOMATIC REINVESTMENT OF DIVIDENDS AND/OR DISTRIBUTIONS

     For the convenience of investors, all dividends and distributions are automatically reinvested in full and fractional shares of the applicable Series at net asset value. An investor may direct the transfer agent in writing not less than 5 full business days prior to the payable date to have subsequent dividends and/or distributions sent in cash rather than invested. In the case of recently purchased shares for which registration instructions have not been received by the record date, cash payment will be made directly to the broker. Any shareholder who receives a cash payment representing a dividend or distribution may reinvest such dividend or distribution at net asset value by returning the check to the transfer agent within 30 days after the payment date. Such reinvestment will be made at the NAV per share next determined after receipt of the check by the transfer agent.

EXCHANGE PRIVILEGE


     The Trust makes available to its shareholders the privilege of exchanging their shares for shares of the other Series and certain other JennisonDryden Mutual Funds or Strategic Partners Funds, including one or more specified money market funds, subject in each case to the minimum investment requirements of such funds. Class A or Class Z shares of such other JennisonDryden Mutual Funds or Strategic Partners Funds may also be exchanged for Class A or Class Z shares of the Money Market Series and U.S. Treasury Money Market Series. An exchange is treated as a redemption and purchase for Federal income tax purposes. All exchanges are made on the basis of relative NAV next determined after receipt of an order in proper form. Shares may be exchanged for shares of another fund only if shares of such fund may legally be sold under applicable state laws.


     It is contemplated that the Exchange Privilege may be applicable to new mutual funds whose shares may be distributed by the Distributor.

     In order to exchange shares by telephone, you must authorize telephone exchanges on your initial application form or by written notice to the transfer agent and hold shares in non-certificate form. Thereafter, you may call the Trust at (800) 225-1852 to execute a telephone exchange of shares on weekdays, except holidays, between the hours of 8:00 a.m. and 6:00 p.m. New York time. For your protection and to prevent fraudulent exchanges, your telephone call will be recorded and you will be asked to provide your personal identification number. A written confirmation of the exchange transaction will be sent to you. Neither the Trust nor its agents will be liable for any loss, liability or cost which results from acting upon instructions reasonably believed to be genuine under the foregoing procedures. All exchanges will be made on the basis of the relative NAV of the funds next determined after the request is received in good order.


     If you hold shares through Wachovia Securities, you must exchange your shares by contacting your Wachovia Securities financial adviser.

     Additional details about the Exchange Privilege and prospectuses for each of the JennisonDryden Mutual Funds or Strategic Partners Funds are available from the Trust's transfer agent, the Distributor or your broker. The Exchange Privilege may be modified, terminated or suspended on 60 days' notice, and any fund, including the Trust, or the Distributor, has the right to reject any exchange application relating to such fund's shares.

     You may also exchange shares by mail by writing to Prudential Mutual Fund Services LLC, Attention: Exchange Processing, P.O. Box 8157, Philadelphia, PA 19101.

     In periods of severe market or economic conditions the telephone exchange of shares may be difficult to implement and you should make exchanges by mail by writing to Prudential Mutual Fund Services LLC at the address noted above.


     CLASS A. Shareholders of the Trust may exchange their Class A shares for Class A shares of the JennisonDryden Mutual Funds or Strategic Partners Funds and shares of the money market funds specified below. No fee or sales load will be imposed upon the exchange; however, you may be subject to any sales charge that may be imposed by such other Prudential mutual fund into which you exchange. The following money market funds participate in the Class A Exchange
Privilege:

        Dryden California Municipal Fund

          (California Money Market Series)

        Dryden Government Securities Trust

          (Money Market Series)
          (U.S. Treasury Money Market Series)

        Dryden Municipal Series Fund

          (New York Money Market Series)
          (New Jersey Money Market Series)

        MoneyMart Assets Inc.
        Dryden Tax-Free Money Fund.

     Shareholders of the Trust may not exchange their shares for Class B or Class C shares of the JennisonDryden Mutual Funds or Strategic Partners Funds or shares of Special Money Market Fund, Inc., a money market fund, except that shares acquired prior to January 22, 1990 subject to a contingent deferred sales charge can be exchanged for Class B shares.

     CLASS Z. Class Z shares may be exchanged for Class Z shares of other JennisonDryden Mutual Funds or Strategic Partners Funds.


AUTOMATIC INVESTMENT PLAN (AIP)


     Under AIP, an investor may arrange to have a fixed amount automatically invested in either Series by authorizing his or her bank account or brokerage account (including a Wachovia Securities COMMAND Account) to be debited for a specified dollar amount for subsequent investment into a Series. The investor's bank must be a member of the Automated Clearing House System.


     Further information about this program and an application form can be obtained from the transfer agent, the Distributor or your broker.

SYSTEMATIC WITHDRAWAL PLAN


      A systematic withdrawal plan is available for shareholders through the Distributor, the transfer agent or your broker. The Systematic Withdrawal Plan provides for monthly, quarterly, semi-annual or annual redemption checks in any amount, except as provided below, up to the value of the shares in the shareholder's account.


     In the case of shares held through the transfer agent, all dividends and/or distributions must be automatically reinvested in additional full and fractional shares of the Trust in order for the shareholder to participate in the plan. See "Shareholder Investment Account--Automatic Reinvestment of Dividends and/or Distributions" above.


     The Distributor, the transfer agent or your broker acts as an agent for the shareholder in redeeming sufficient full and fractional shares to provide the amount of the systematic withdrawal payment. The Systematic Withdrawal Plan may be terminated at any time, and the Distributor reserves the right to initiate a fee of up to $5 per withdrawal, upon 30 days' written notice to the shareholder.


     Systematic withdrawals should not generally be considered as dividends, yield or income. If systematic withdrawals continuously exceed reinvested dividends and distributions, the shareholder's original investment will be correspondingly reduced and ultimately exhausted. Furthermore, each withdrawal constitutes a redemption of shares, and any gain or loss realized must generally be recognized for Federal income tax purposes. Each shareholder should consult his or her own tax adviser with regard to the tax consequences of the plan, particularly if used in connection with a retirement plan.

TAX-DEFERRED RETIREMENT PLANS

     Various tax-deferred retirement plans, including 401(k) plans, self-directed Individual Retirement Accounts and "tax-deferred accounts" under Section 403(b)(7) of the Internal Revenue Code, are available through the Distributor. These plans are for use by both self-employed individuals and corporate employers. These plans permit either self-direction of accounts by participants or a pooled account arrangement. Information regarding the establishment, administration and custodial fees as well as other plan details are available from the Distributor or the transfer agent.

     Investors who are considering the adoption of such a plan should consult with their own legal counsel or tax adviser with respect to the establishment and maintenance of any such plan.

INDIVIDUAL RETIREMENT ACCOUNTS

     An Individual Retirement Account (IRA) permits the deferral of federal income tax on income earned in the account until the earnings are withdrawn. The following chart represents a comparison of the earnings in a personal savings account with those in an IRA, assuming a $2,000 annual contribution, an 8% rate of return and a 38.6% federal income tax bracket and shows how much more retirement income can accumulate within an IRA as opposed to a taxable individual savings account.

                           TAX-DEFERRED COMPOUNDING(1)

            CONTRIBUTIONS          PERSONAL
              MADE OVER:            SAVINGS              IRA
            -------------          ---------          ---------
              10 years             $  26,283          $  31,291
              15 years                44,978             58,649
              20 years                68,739             98,846
              25 years                98,936            157,909
              30 years               137,316            244,692

----------
(1) The chart is for illustrative purposes only and does not represent the performance of the Trust or any specific investment. It shows taxable versus tax-deferred compounding for the periods and on the terms indicated. Earnings in a traditional IRA account will be subject to tax when withdrawn from the account. Distributions from a Roth IRA which meet the conditions required under the Internal Revenue Code will not be subject to tax upon withdrawal from the account.

MUTUAL FUND PROGRAMS


     From time to time, a Series of the Trust may be included in a mutual fund program with other JennisonDryden Mutual Funds or Strategic Partners Funds. Under such a program, a group of portfolios will be selected and thereafter promoted collectively. Typically, these programs are created with an investment theme, such as pursuit of greater diversification, protection from interest rate movements or access to different management styles. In the event such a program is instituted, there may be a minimum investment requirement for the program as a whole. A Series may waive or reduce the minimum initial investment requirements in connection with such a program.


     The mutual funds in the program may be purchased individually or as a part of the program. Since the allocation of portfolios included in the program may not be appropriate for all investors, investors should consult their financial adviser concerning the appropriate blend of portfolios for them. If investors elect to purchase the individual mutual funds that constitute the program in an investment ratio different from that offered by the program, the standard minimum investment requirements for the individual mutual funds will apply.


                                 NET ASSET VALUE

     AMORTIZED COST VALUATION. The Money Market Series and the U.S. Treasury Money Market Series use the amortized cost method to determine the value of their portfolio securities in accordance with regulations of the Commission. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity. The method does not take into account unrealized capital gains and losses which may result from the effect of fluctuating interest rates on the market value of the security.


     With respect to each Series, the Trustees have determined to maintain a dollar-weighted average maturity of 90 days or less, to purchase instruments having remaining maturities of thirteen months or less and to invest only in securities determined by the investment adviser under the supervision of the Trustees to present minimal credit risks and to be of eligible quality in accordance with the provisions of Rule 2a-7 of the 1940 Act. The Trustees have adopted procedures designed to stabilize, to the extent reasonably possible, both Series' price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures will include review of the Series' portfolio holdings by the Trustees, at such intervals as they may deem appropriate, to determine whether the Series' net asset value calculated by using available market quotations deviates from

$1.00 per share based on amortized cost. The extent of any deviation will be examined by the Trustees. If such deviation exceeds 1/2 of 1%, the Trustees will promptly consider what action, if any, will be initiated. In the event the Trustees determine that a deviation exists which may result in material dilution or other unfair results to prospective investors or existing shareholders, the Trustees will take such corrective action as they consider necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, the withholding of dividends, redemptions of shares in kind, or the use of available market quotations to establish a net asset value per share.


TIME NET ASSET VALUE IS CALCULATED

     A Series will compute its NAV once each business day at the close of regular trading on the NYSE, usually 4:00 p.m. New York time. A Series may not determine its NAV on days on which no orders to purchase, sell or exchange Series shares have been received or days on which changes in the value of a Series' securities do not materially affect its NAV. The NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


                       TAXES, DIVIDENDS AND DISTRIBUTIONS

     Each Series of the Trust is treated as a separate entity for federal income tax purposes and each is qualified as, intends to remain qualified as, and has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code") for each taxable year.


     Qualification of each Series as a regulated investment company under the Internal Revenue Code requires each Series to, among other things, (1) derive at least 90% of its gross income (including tax-exempt interest income but without offset for losses from the sale or other disposition of stock, securities or foreign currencies) from dividends, interest (including tax-exempt interest), payments with respect to certain securities loans, gains from the sale or other disposition of securities or foreign currencies and gains from certain financial futures, options and forward contracts; (2) diversify its holdings so that, at the end of each quarter of the taxable year, (a) at least 50% of the value of its assets is represented by cash, and cash items, U.S. Government securities or the securities of other regulated investment companies and other stock or securities limited in respect of any one issuer to an amount not greater than 5% of the value of its assets and not more than 10% of the outstanding voting securities of such issuer; (b) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies), and (3) distribute to its shareholders at least 90% of its net investment income, including net short-term capital gains (i.e., the excess of net short-term capital gains over net long-term capital losses), and 90% of its net tax-exempt interest income in each taxable year. The performance and tax qualification of one Series will have no effect on the federal income tax liability of shareholders of the other Series.


     Qualification of each Series as a regulated investment company under the Internal Revenue Code will be determined at the level of each Series and not at the level of the Trust. Accordingly, the determination of whether any particular Series qualifies as a regulated investment company will be based on the activities of that Series, including the purchases and sales of securities and the income received and expenses incurred by that Series. Net capital gains of a Series which are available for distribution to shareholders will be computed by taking into account any capital loss carryforward of that Series.

     Each Series is required to distribute 98% of its ordinary income in the calendar year in which it is earned. Each Series is also required to distribute during the calendar year 98% of the capital gain net income it earned, if any, during the one-year period ending on October 31 of such calendar year, as well as all undistributed ordinary income and undistributed capital gain net income from the one-year period ending on October 31 of the preceeding calendar year. To the extent a Series does not meet these distribution requirements, it will be subject to a nondeductible 4% excise tax on the undistributed amount. For purposes of this excise tax, any amounts on which a Series must pay income tax is treated as distributed. Each Series intends to make timely distributions in order to avoid this excise tax. For this purpose, dividends declared in October, November or December payable to shareholders of record on a specified date in October, November or December and paid in the following January will be treated as having been paid by a Series and received by shareholders on December 31 of the calendar year in which such dividends were declared. Under this rule, therefore, a shareholder may be taxed in the prior year on dividends or distributions actually received in January of the following year.


     Dividends of net investment income and distributions of net short-term capital gains paid to a shareholder (including a shareholder acting as a nominee or fiduciary) who is a nonresident alien individual or a foreign corporation (the "foreign shareholder") are subject to a 30% U.S. federal withholding tax (or lower treaty rate) upon the gross amount of the dividends or distributions unless the dividends or distributions are effectively connected with a U.S. trade or business conducted by the foreign shareholder. Capital gain distributions paid to a foreign shareholder are generally not subject to U.S. federal withholding tax. A foreign shareholder will, however, be required to pay U.S. federal income tax on any dividends and capital gain distributions which are effectively connected with the conduct of a U.S. trade or business of the foreign shareholder.

     Dividends paid by a Series from its ordinary income and distributions of a Series's net realized short-term capital gains are taxable to shareholders as ordinary income, whether or not reinvested. It's expected that none of the income of the Trust will consist of dividends from domestic corporations. Therefore, dividends of net investment income and distributions of net short-term capital gains will not be eligible for the dividends received deduction for corporate shareholders. In addition, dividends from a Series will not qualify for the preferential rates of U.S. federal income tax applicable to certain dividends paid to non-corporate shareholders pursuant to recently enacted legislation.

     Distribution of net capital gains (that is, the excess of capital gains from the sale of assets held for more than one year over net short-term capital losses, and including such gains from certain transactions in futures, forwards and options), if any, are taxable as capital gains to the shareholders, whether or not reinvested and regardless of the length of time a shareholder has owned his or her shares. The maximum capital gains rate for individuals generally is 15% with respect to assets held for more than one year. The maximum capital gains rate for corporate shareholders currently is the same as the maximum tax rate for ordinary income. The U.S. Treasury Money Market Series and the Money Market Series are not likely to realize long-term capital gains because of the types of securities they purchase. Net capital gains of a Series that are available for distribution to shareholders will be computed by taking into account any capital loss carryforward of such Series.


     Upon the redemption, sale or exchange of shares of a Series, a shareholder may recognize gain or loss. Such gain or loss will be capital gain or loss if the shares were held as a capital asset, and such capital gain or loss will be long-term capital gain or loss if such shares were held for more than one year. However, any loss from the sale of shares held for six months or less generally will be treated as long-term capital loss to the extent of any capital gain distributions on such shares.

     If any net capital gains are retained by a Series for investment, requiring federal income taxes to be paid thereon by the Series, the Series will elect to treat such capital gains as having been distributed to shareholders. As a result, shareholders will be taxed on such amounts as capital gains, will be able to claim their proportionate share of the federal income taxes paid by the Series on such gains as a credit against their own federal income tax liabilities, and will be entitled to increase the adjusted tax basis of their shares in such Series by the differences between their PRO RATA share of such gains and their tax credit.


     Any loss realized on a sale, redemption or other disposition of shares of a Series by a shareholder will be disallowed to the extent such shares are replaced by other shares of a Series within a 61-day period beginning 30 days before and ending 30 days after the disposition of shares. In such a case, the basis of the replacement shares will be adjusted to reflect the disallowed loss. Shares purchased pursuant to the reinvestment of a dividend or distribution will constitute a replacement of shares.


     Shareholders electing to receive dividends and distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the NAV of a share of the Series on the reinvestment date.

     The Trust has obtained an opinion of counsel to the effect that the exchange of one class of a Series' shares for another class of its shares does not constitute a taxable event for federal income tax purposes. However, such an opinion is not binding on the Internal Revenue Service.


     A Series may purchase debt securities that contain original issue discount. Original issue discount that accrues in a taxable year is treated as income earned by that Series and therefore is subject to the distribution requirements of the Internal Revenue Code. Because the original issue discount income earned by a Series in a taxable year may not be represented by cash income, a Series may have to dispose of other securities and use the proceeds to make distributions to satisfy the Internal Revenue Code's distribution requirement.


     Regulated futures contracts and certain listed options which are not equity options constitute Section 1256 contracts. Such 1256 contracts will be required to be marked to market for federal income tax purposes at the end of the Series' taxable year; that is, treated as having been sold at their fair market value on the last business day of the Series' taxable year. Sixty percent of any gain or loss recognized on such deemed sales and on actual dispositions of Section 1256 contracts will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss.

     In addition, positions which are part of a straddle are subject to special rules including wash sale, short sale and constructive sale provisions of the Internal Revenue Code. The Series generally will be required to defer the recognition of losses on positions it holds as part of a straddle to the extent of any unrecognized gain with respect to one or more offsetting positions held by the Series, and will not be able to deduct the net interest or other charges incurred to purchase or carry straddle positions. Capital gains realized by the Series in connection with a conversion transaction (generally, a transaction substantially all of the Series' return from which is attributable to the time value of the Series' net investment in such transaction) will generally be recharacterized as ordinary income.

     See "Series Distributions and Tax Issues" in the Prospectus of each Series.



                              FINANCIAL STATEMENTS

     Each series' financial statements for the fiscal year ended November 30, 2003, incorporated in this SAI by reference to such series' 2003 annual report to shareholders (File No. 811-3264), have been so incorporated in reliance on the report of PricewaterhouseCoopers LLP, independent auditors, given on authority of said firm as experts in auditing and accounting. You may obtain a copy of each series' annual report at no charge by request to the Trust by calling (800) 225-1852, or by writing to the Trust at Gateway Center Three, 100 Mulberry Street, Newark, NJ 07102.

                   APPENDIX I--GENERAL INVESTMENT INFORMATION

     The following terms are used in mutual fund investing.

ASSET ALLOCATION

     Asset allocation is a technique for reducing risk and providing balance. Asset allocation among different types of securities within an overall investment portfolio helps to reduce risk and to potentially provide stable returns, while enabling investors to work toward their financial goal(s). Asset allocation is also a strategy to gain exposure to better performing asset classes while maintaining investment in other asset classes.

DIVERSIFICATION

     Diversification is a time-honored technique for reducing risk, providing "balance" to an overall portfolio and potentially achieving more stable returns. Owning a portfolio of securities mitigates the individual risks (and returns) of any one security. Additionally, diversification among types of securities reduces the risks (and general returns) of any one type of security.

DURATION

     Debt securities have varying levels of sensitivity to interest rates. As interest rates fluctuate, the value of a bond (or a bond portfolio) will increase or decrease. Longer term bonds are generally more sensitive to changes in interest rates. When interest rates fall, bond prices generally rise. Conversely, when interest rates rise, bond prices generally fall.

     Duration is an approximation of the price sensitivity of a bond (or a bond portfolio) to interest rate changes. It measures the weighted average maturity of a bond's (or a bond portfolio's) cash flows, I.E., principal and interest rate payments. Duration is expressed as a measure of time in years--the longer the duration of a bond (or a bond portfolio), the greater the impact of interest rate changes on the bond's (or the bond portfolio's) price. Duration differs from effective maturity in that duration takes into account call provisions, coupon rates and other factors. Duration measures interest rate risk only and not other risks, such as credit risk and, in the case of non-U.S. dollar denominated securities, currency risk. Effective maturity measures the final maturity dates of a bond (or a bond portfolio).

MARKET TIMING

     Market timing--buying securities when prices are low and selling them when prices are relatively higher--may not work for many investors because it is impossible to predict with certainty how the price of a security will fluctuate. However, owning a security for a long period of time may help investors off-set short-term price volatility and realize positive returns.

POWER OF COMPOUNDING

     Over time, the compounding of returns can significantly impact investment returns. Compounding is the effect of continuous investment on long-term investment results, by which the proceeds of capital appreciation (and income distributions, if elected) are reinvested to contribute to the overall growth of assets. The long-term investment results of compounding may be greater than that of an equivalent initial investment in which the proceeds of capital appreciation and income distributions are taken in cash.

STANDARD DEVIATION

     Standard deviation is an absolute (non-relative) measure of volatility that, for a mutual fund, depicts how widely the returns varied over a certain period of time. When a fund has a high standard deviation, its range of performance has been very wide, implying greater volatility potential. Standard deviation is only one of several measures of a fund's volatility.

            APPENDIX II--INFORMATION RELATING TO PORTFOLIO SECURITIES


     The following chart shows where each series of the Trust fits in the Prudential Fund Family in terms of the duration of its portfolio securities.

[CHART]


     Each Series may provide lower yield and total return than other Prudential bond funds, but with higher overall quality. Currently, each Series is maintaining a short-term duration.

              APPENDIX III--PROXY VOTING POLICIES OF THE SUBADVISER

     A copy of the proxy voting policies of the Trust's Subadviser follows:


                             PIM PROXY VOTING POLICY

     The overarching goal of each of the asset management units within Prudential Investment Management, Inc. ("PIM") is to vote proxies in the best interests of their respective clients based on the clients' priorities. Material conflicts of interests arising from other firm relationships WILL NOT influence voting.

     Because the various asset management units within PIM operate differently, some units will consider each proxy on its individual merits while other units may adopt a pre-determined set of voting guidelines. The specific voting approach of each unit is noted below.

     A committee comprised of senior business representatives from each of the asset management units together with relevant regulatory personnel oversees the proxy voting process and monitors potential conflicts of interests. The committee is responsible for interpretation of the proxy voting policy and periodically assess the policy's effectiveness. In addition, should the need arise, the committee is authorized to handle any proxy matter involving an actual or apparent conflict of interest that cannot be resolved at the level of an individual asset management business unit.

     In all cases, specific voting information is available to each client with respect to the voting of proxies relating to securities held by the client. Moreover, clients may obtain the proxy voting policies and procedures of the various PIM asset management units, and information is available to each client concerning the voting of proxies with respect to the client's securities, simply by contacting the client service representative of the respective unit.


                  VOTING APPROACH OF PIM ASSET MANAGEMENT UNITS

PRUDENTIAL PUBLIC FIXED INCOME

     As this asset management unit invests almost exclusively in public debt, there are few traditional proxies voted in this unit. Generally, when a proxy is received, this unit will vote with management on routine matters such as the appointment of accountants or the election of directors. With respect to non-routine matters such as proposed anti-takeover provisions or mergers the financial impact will be analyzed and the proxy will be voted on a case-by-case basis. Specifically, if a proxy involves:

     - a proposal regarding a merger, acquisition or reorganization,

     - a proposal that is not addressed in the unit's detailed policy statement, or

     - circumstances that suggest a vote not in accordance with the detailed policy,

the proxy will be referred to the applicable portfolio manager(s) for individual consideration.

PRUDENTIAL QUANTITATIVE MANAGEMENT

     This asset management unit invests with the expectation of replicating the performance of broad based equity indexes. As a result, there is little direct consideration of individual proxies. Generally, when a proxy is received, this unit will vote in accordance with a pre-determined set of votes, in most cases based on the recommendations of a proxy voting service such as IRRC. On the rare occasion that a proxy proposal falls outside the pre-determined voting policy, the financial impact of the proposal will be evaluated on a case-by-case basis.

PRUDENTIAL REAL ESTATE INVESTORS

     As this asset management unit invests primarily in real estate and real estate related interests, there are few traditional proxies voted in this unit. Generally, when a proxy is received, this unit will vote with management on routine matters such as the appointment of accountants or the election of directors. With respect to non-routine matters such as proposed anti-takeover provisions or mergers the financial impact will be analyzed and the proxy will be voted on a case-by-case basis. Specifically, if a proxy involves:

     - a proposal regarding a merger, acquisition or reorganization,

     - a proposal that is not addressed in the unit's detailed policy statement, or

     - circumstances that suggest a vote not in accordance with the detailed policy,

the proxy will be referred to the relevant portfolio for individual consideration.

                                      III-1

PRUDENTIAL CAPITAL GROUP

     As this asset management unit invests almost exclusively in privately placed debt, there are few, if any, traditional proxies voted in this unit. As a result, this unit evaluates each proxy it receives and votes on a case-by-case basis. Considerations will include the detailed knowledge of the issuer's financial condition, long- and short-term economic outlook for the issuer, its capital structure and debt-service obligations, the issuer's management team and capabilities, as well as other pertinent factors. In short, this unit attempts to vote all proxies in the best economic interest of its clients based on the clients' expressed priorities.

                                      III-2

                                     PART C

                                OTHER INFORMATION

ITEM 23.  EXHIBITS.

          (a) (1) Declaration of Trust as amended and restated on September 6, 1988 of the Registrant. Incorporated by reference to Exhibit 1(a) to Post-Effective Amendment No. 27 to the Registration Statement filed on Form N-1A via EDGAR on February 2, 1998 (File No. 2-74139).

              (2) Amendment to Declaration of Trust, dated March 1, 1991. Incorporated by reference to Exhibit 1(b) to Post-Effective Amendment No. 27 to the Registration Statement filed on Form N-1A via EDGAR on February 2, 1998 (File No. 2-74139).

              (3) Amendment to Declaration of Trust, dated July 7, 2003.*

              (4) Amended and Restated Certificate of Establishment and Designation of Series of Shares of Beneficial Interest, $.01 Par Value. Incorporated by reference to Exhibit (a)(6) to Post-Effective Amendment No. 33 to the Registration Statement filed on Form N-1A via EDGAR on October 23, 2002 (File No. 2-74139).

          (b) Amended and Restated By-Laws of the Registrant dated December 3, 2003.*

          (c) (1) Specimen certificate for shares of beneficial interest issued by the Registrant. Incorporated by reference to Exhibit No. (c)(1) to Post-Effective Amendment No. 29 to the Registration Statement filed on Form N-1A via EDGAR on March 29, 1999 (File No. 2-74139).

              (2) Specimen certificate for shares of beneficial interest issued by the Registrant's U.S. Treasury Money Market Series. Incorporated by reference to Exhibit No. (c)(2) to Post-Effective Amendment No. 29 to the Registration Statement filed on Form N-1A via EDGAR on March 29, 1999 (File No. 2-74139).

              (3) Instruments defining rights of holders of the securities being offered. Incorporated by reference to Exhibit 4(c) to Post-Effective Amendment No. 19 to the Registration Statement filed on Form N-1A via EDGAR on January 27, 1994 (File No. 2-74139).

          (d) (1) Management Agreement dated August 9, 1988, as amended on November 19, 1993, between the Registrant and Prudential Mutual Fund Management, Inc. Incorporated by reference to Exhibit 5(a) to Post-Effective Amendment No. 19 to the Registration Statement filed on Form N-1A via EDGAR on January 27, 1994 (File No. 2-74139).

              (2) Subadvisory Agreement dated August 9, 1988, between Prudential Mutual Fund Management, Inc. and The Prudential Investment Corporation. Incorporated by reference to Exhibit 5(b) to Post-Effective Amendment No. 27 to the Registration Statement filed on Form N-1A via EDGAR on February 2, 1998 (File No. 2-74139).

              (3) Amendment to Subadvisory Agreement dated November 18, 1999, between Prudential Investments Fund Management LLC and The Prudential Investment Corporation. Incorporated by reference to Exhibit d(3) to Post-Effective Amendment No. 30 to the Registration Statement filed on Form N-1A via EDGAR on February 2, 2000 (File No. 2-74139).

          (e) (1) Distribution Agreement with Prudential Investment Management Services LLC. Incorporated by reference to Exhibit (e)(i) to Post-Effective Amendment No. 28 to the Registration Statement filed on Form N-1A via EDGAR on January 28, 1999.

              (2) Dealer Agreement. Incorporated by reference to Exhibit (e)(2) to Post-Effective Amendment No. 28 to the Registration Statement filed on Form N-1A via EDGAR on January 28, 1999.

          (g) (1) Custodian Agreement between the Registrant and State Street Bank and Trust Company. Incorporated by reference to Exhibit 8 to Post-Effective Amendment No. 27 to the Registration Statement filed on Form N-1A via EDGAR on February 2, 1998 (File No. 2-74139).

              (2) Amendment to Custodian Agreement dated February 22, 1999 by and between the Registrant and State Street Bank and Trust Company. Incorporated by reference to Exhibit d(3) to Post-Effective Amendment No. 30 to the Registration Statement filed on Form N-1A via EDGAR on February 2, 2000 (File No. 2-74139).

              (3) Amendment to Custodian Contract/Agreement dated as of July 17, 2001 by and between the Registrant and State Street Bank and Trust Company. Incorporated by reference to Exhibit g(3) to Post-Effective Amendment No. 32 to the Registration Statement filed on Form N-1A via EDGAR on January 28, 2002 (File No. 2-74139).

              (4) Amendment to Custodian Contract/Agreement dated as of January 17, 2002 by and between the Registrant and State Street Bank and Trust Company. Incorporated by reference to Exhibit g(4) to Post-Effective Amendment No. 32 to the Registration Statement filed on Form N-1A via EDGAR on January 28, 2002 (File No. 2-74139).

          (h) (1) Transfer Agency Agreement between the Registrant and Prudential Mutual Fund Services, Inc. Incorporated by reference to
              Exhibit 9 to Post-Effective Amendment No. 27 to the Registration Statement filed on Form N-1A via EDGAR on February 2, 1998 (File No. 2-74139).

              (2) Amendment to Transfer Agency and Service Agreement dated August 24, 1999 by and between the Registrant and Prudential Mutual Fund Services LLC (successor to Prudential Mutual Fund Services, Inc). Incorporated by reference to Exhibit (h)(2) to Post-Effective Amendment No. 30 to the Registration Statement filed on Form N-1A via EDGAR on February 2, 2000 (File No. 2-74139).

              (3) Service Agreement between the Registrant and Prudential Securities Incorporated. Incorporated by reference to Exhibit
              (h)(3) to Post-Effective Amendment No. 33 to the Registration Statement filed on Form N-1A via EDGAR on October 23, 2002 (File No. 2-74139).

              (4) Service Agreement between the Registrant and Pruco Securities Corporation. Incorporated by reference to Exhibit (h)(4) to Post-Effective Amendment No. 33 to the Registration Statement filed on Form N-1A via EDGAR on October 23, 2002 (File No. 2-74139).


              (5) Amendment to Transfer Agency and Service Agreement dated September 4, 2002.*


          (i) (1) Opinion of Sullivan & Worcester. Incorporated by reference to Exhibit No. (1) to Post-Effective Amendment No. 29 to the Registration Statement filed on Form N-1A via EDGAR on March 25, 1999 (File No. 2-74139).


              (2) Consent of Sullivan and Worcester.*


          (j) Consent of Independent Accountants.*

          (m) (1) Distribution and Service Plan for Class A Shares, dated December 20, 1990, as amended and restated on July 1, 1993 and August 1, 1995 (Money Market Series and U.S. Treasury Money Market Series). Incorporated by reference to Exhibit d(3) to Post-Effective Amendment No. 30 to the Registration Statement filed on Form N-1A via EDGAR on February 2, 2000 (File No. 2-74139).

              (2) Distribution and Service Plan for Class A Shares, dated July 26, 1995, as amended and restated on July 1, 1993 and August 1, 1995 (Short-Intermediate Term Series). Incorporated by reference to Exhibit d(3) to Post-Effective Amendment No. 30 to the Registration Statement filed on Form N-1A via EDGAR on February 2, 2000 (File No. 2-74139).

              (3) Distribution Plan for Class S shares of U.S. Treasury Money Market Series. Incorporated by reference to Exhibit (m)(3) to Post-Effective Amendment No. 33 to the Registration Statement filed on Form N-1A via EDGAR on October 23, 2002 (File No. 2-74139).

          (n) (1) Rule 18f-3 Plan for Money Market Series. Incorporated by reference to Exhibit 18 to Post-Effective Amendment No. 25 to the Registration Statement filed on Form N-1A via EDGAR on January 25, 1996.

              (2) Rule 18f-3 Plan for Money Market Series, U.S. Treasury Money Market Series and Short-Intermediate Term Series. Incorporated by reference to Exhibit No. 18(b) to Post-Effective Amendment No. 26 to Registration Statement filed on Form N-1A via EDGAR on February 4, 1997 (File No. 2-74139).

              (3) Rule 18f-3 Plan for U.S. Treasury Money Market Series dated August 15, 2002. Incorporated by reference to Exhibit (n)(3) to Post-Effective Amendment No. 33 to the Registration Statement filed on Form N-1A via EDGAR on October 23, 2002 (File No. 2-74139).

          (p) (1) Code of Ethics of the Registrant dated September 4, 2002. Incorporated by reference to Exhibit (p)(1) to Post-Effective Amendment No. 33 to the Registration Statement filed on Form N-1A via EDGAR on October 23, 2002 (File No. 2-74139).

              (2) Code of Ethics and Personal Securities Trading Policy of Prudential Investment Management, Inc., Prudential Investments LLC and Prudential Investment Management Services LLC dated September 4, 2002. Incorporated by reference to Exhibit (p)(2) to Post-Effective Amendment No. 33 to the Registration Statement filed on Form N-1A via EDGAR on October 23, 2002 (File No. 2-74139).

          (q) (1) Powers of Attorney. Incorporated by reference to Exhibit (q) to Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A filed via EDGAR on January 28, 2002 (File No. 2-74139).

              (2) Powers of Attorney dated December 29, 2003.*


----------
  *Filed herewith.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

     No person is controlled by or under common control with the Registrant.

ITEM 25. INDEMNIFICATION.

     Article V, Section 5.3 of the Registrant's Amended and Restated Declaration of Trust provides that the Trustees shall provide for indemnification by the Trust of every person who is, or has been, a Trustee or officer of the Trust against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof, in such manner not otherwise prohibited or limited by law as the Trustees may provide from time to time in the By-Laws. Section 5.1 also provides that Trustees, officers, employees or agents of the Trust shall not be subject to any personal liability to any other person, other than the Trust or its shareholders, in connection with Trust property or the affairs of the Trust, except liability arising from bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties. Section 5.1 also provides that the Registrant will indemnify and hold harmless each shareholder from and against all claims and liabilities to which such shareholder may become subject by reason of his being or having been a shareholder and shall reimburse such shareholder for all expenses reasonably related thereto.


     As permitted by Sections 17(h) and (i) of the 1940 Act and pursuant to
Article VII of the Fund's By-Laws (Exhibit (b) to the Registration Statement), in certain cases, an individual who is a present or former officer, Trustee, employee or agent of the Registrant or who serves or has served another trust, corporation, partnership, joint venture or other enterprise in one of such capacities at the request of the Registrant (a representative of the Trust) may be indemnified by the Registrant against certain liabilities in connection with the Registrant provided that such representative acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the Registrant, subject to certain qualifications and exceptions including liabilities to the Registrant or to its shareholders to which such representative would otherwise be subject by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of duties. As permitted by Section 17(i) of the 1940 Act and pursuant to Section 10 of the Distribution Agreement (Exhibit 6(e)(1) to the Registration Statement), in certain cases the Distributor of the Registrant may be indemnified against liabilities which it may incur except liabilities arising from bad faith, gross negligence, in the performance of its duties, willful misfeasance or reckless disregard of duties. Such Article V of the Declaration of Trust, Article VII of the By-Laws, as amended and Section 10 of the Distribution Agreement are hereby incorporated by reference in their entirety. The Trust has purchased an insurance policy insuring its officers and Trustees against certain liabilities, and certain costs of defending claims against such officers and Trustees, to the extent such officers and Trustees are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Trust against the cost of indemnification payments to officers and Trustees under certain circumstances.

     Insofar as indemnification for liabilities arising under the Securities Act may be permitted to Trustees, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1940 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such Trustee, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1940 Act and will be governed by the final adjudication of such issue. Pursuant and subject to the provisions of Article XI of the Registrant's By-Laws, the Registrant shall indemnify each representative of the Trust against, or advance the expenses of a representative of the Trust for, the amount of any deductible provided in any liability insurance policy maintained by the Registrant.


     Section 9 of the Management Agreement (Exhibit (d)(1) to the Registration Statement) and Section 4 of the Subadvisory Agreement (Exhibit (d)(2) to the Registration Statement) limit the liability of Prudential Investments LLC (PI) and Prudential Investment Management, Inc. (PIM), respectively, to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard by them of their respective obligations and duties under the agreements. Section 9 of the Management Agreement also holds PI liable for losses resulting from a breach of fiduciary duty with respect to the receipt of compensation for services.


     The Registrant hereby undertakes that it will apply the indemnification provisions of its Declaration of Trust, By-Laws and the Distribution Agreement in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretations of Sections 17(h) and 17(i) of such Act remain in effect and are consistently applied.


ITEM 26.BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER.

     (a) Prudential Investments LLC (PI)

     See "How the Series Is Managed" in the Prospectus constituting Part A of this Registration Statement and "Management of the Trust" in the Statement of Additional Information (SAI) constituting Part B of this Registration Statement.

     The business and other connections of the officers of PI are listed in Schedules A and D of Form ADV of PI as currently on file with the Securities and Exchange Commission, the text of which is hereby incorporated by reference (File No. 801-31104).

     The business and other connections of PI's directors and principal executive officers are set forth below. Except as otherwise indicated, the address of each person is Gateway Center Three, Newark, NJ 07102.


NAME AND ADDRESS          POSITION WITH PI                                 PRINCIPAL OCCUPATIONS
----------------          ----------------                                 ---------------------
Robert F. Gunia           Executive Vice President        Executive Vice President, and Chief Administrative Officer,
                           and Chief                       PI; Vice President, Prudential; President, PIMS; Executive
                           Administrative Officer          Vice President, Chief Administrative Officer and Director
                                                           of American Skandia Investment Services, Inc.; Executive
                                                           Vice President and Director of American Skandia Fund
                                                           Services, Inc.; Executive Vice President, Chief
                                                           Administrative Officer and Director of American Skandia
                                                           Advisory Services, Inc.

William V. Healey         Executive Vice President        Executive Vice President, and Chief Legal Officer, PI; Vice
                           and Chief Legal Officer         President and Associate General Counsel, Prudential; Senior
                                                           Vice President, Chief Legal Officer and Secretary, PIMS;
                                                           Executive Vice President and Chief Legal Officer of
                                                           American Skandia Investment Services, Inc., Executive Vice
                                                           President and Chief Legal Officer of American Skandia Fund
                                                           Services, Inc.; Executive Vice President and Chief Legal
                                                           Officer of American Skandia Advisory Services, Inc.

Keithe L. Kinne           Executive Vice President        Executive Vice President, PI; Executive Vice President and
                                                           Director of American Skandia Investment Services, Inc. and
                                                           Executive Vice President and Director of American Skandia
                                                           Advisory Services, Inc.

Kevin B. Osborn           Executive Vice President        Executive Vice President, PI; Executive Vice President and
                                                           Director of American Skandia Investment Services, Inc. and
                                                           Executive Vice President and Director of American Skandia
                                                           Advisory Services, Inc.

Stephen Pelletier         Executive Vice President        Executive Vice President, PI

Judy A. Rice              Officer in Charge,              Officer-in-Charge, President, Chief Executive Officer and
                           President, Chief                Chief Operating Officer, PI; Officer-in-Charge, Director,
                           Executive Officer and           President, Chief Executive Officer and Chief Operating
                           Chief Operating Officer         Officer of American Skandia Investment Services, Inc.,
                                                           Officer-in-Charge, Director, President and Chief Executive
                                                           Officer of American Skandia Fund Services, Inc.;
                                                           Officer-in-Charge, Director, President, Chief Executive
                                                           Officer and Chief Operating Officer of American Skandia
                                                           Advisory Services, Inc.

Philip N. Russo           Executive Vice President,       Executive Vice President, Chief Financial Officer and
                           Chief Financial Officer         Treasurer, PI; Director of Jennison Associates, LLC;
                           and Treasurer                   Executive Vice President and Director of American Skandia
                                                           Investment Services, Inc. and Executive Vice President and
                                                           Director of American Skandia Advisory Services, Inc.

NAME AND ADDRESS          POSITION WITH PI                                 PRINCIPAL OCCUPATIONS
----------------          ----------------                                 ---------------------
Lynn M. Waldvogel         Executive Vice President        Executive Vice President, PI; Chief Financial Officer and
                                                           Director of American Skandia Fund Services, Inc.; Executive
                                                           Vice President, Chief Financial Officer and Director of
                                                           American Skandia Advisory Services, Inc.


     (b) Prudential Investment Management, Inc. (PIM).

     See "How the Series is Managed--Investment Adviser" in the Prospectus constituting Part A of the Regtistration Statement and "Investment Advisory and Other Services--Manager and Investment Adviser" in the SAI constituting Part B of this Reistration Statement.


     The business and other connections of PIM's directors and executive officers are as set forth below. Except as otherwise indicated, the address of each person is Gateway Center Two, Newark, NJ 07102.



NAME AND ADDRESS          POSITION WITH PIM                                PRINCIPAL OCCUPATIONS
----------------          -----------------                                ---------------------
Matthew J. Chanin         Director and Senior Vice        Director and President of Prudential Equity Investors, Inc.;
Gateway Center Four        President                       Chairman, Director and President of Prudential Private
Newark, NJ 07102                                           Placement Investors, Inc.

Dennis M. Kass            Director and Vice               Chairman, CEO and Director of Jennison Associates LLC;
466 Lexington Avenue,      President                       Director of Prudential Trust Company
18th Floor
New York, NY 10017

Philip N. Russo           Director                        Director of Jennison Associates, LLC; Executive Vice
                                                           President, Chief Financial Officer and Treasurer, PI

John R. Strangfeld, Jr.   Chairman of the Board,          Vice President of Prudential Financial, Inc. (Prudential);
                           President and Chief             Chairman, Director and CEO of Prudential Securities Group;
                           Executive Officer and           Director and President of Prudential Asset Management
                           Director                        Holding Company; Director of Jennison Associates LLC;
                                                           Executive Vice President of The Prudential Insurance
                                                           Company of America

James J. Sullivan         Director, Vice President        Chairman, Director, President and CEO of Prudential Trust
                           and Managing Director           Company; Director and President of the Prudential Asset
                                                           Management Company, Inc.

Bernard B. Winograd       Director, President and         Senior Vice President of Prudential; Director of Jennison
                           CEO                             Associates LLC; Director and Vice President of the
                                                           Prudential Asset Management Holding Company


ITEM 27. PRINCIPAL UNDERWRITERS.

     (a) Prudential Investment Management Services LLC (PIMS)


     PIMS is distributor for Cash Accumulation Trust, COMMAND Money Fund, COMMAND Government Fund, COMMAND Tax-Free Fund, Nicholas-Applegate Fund, Inc (Nicholas-Applegate Growth Equity Fund), Dryden California Municipal Fund, Jennison Equity Fund, Inc., Prudential's Gibraltar Fund, Inc., Dryden Global Total Return Fund, Inc., Dryden Government Income Fund, Inc., Dryden Government Securities Trust, Dryden High Yield Fund, Inc., Dryden Index Series Fund, Prudential Institutional Liquidity Portfolio, Inc., MoneyMart Assets, Inc., Dryden Municipal Bond Fund, Dryden Municipal Series Fund, Jennison Natural Resources Fund, Inc., Strategic Partners Real Estate Securities Fund, Jennison Sector Funds, Inc., Dryden Short-Term Bond Fund, Inc., Jennison Small Company Fund, Inc., Dryden Tax-Free Money Fund, Dryden Tax-Managed Funds, Dryden Tax-Managed Small Cap Fund, Inc., Dryden Total Return Bond Fund, Inc., Jennison 20/20 Focus Fund, Jennison U.S. Emerging Growth Fund, Inc., Jennison Value Fund, Prudential World Fund, Inc., Special Money Market Fund, Inc., Strategic Partners Asset Allocation Funds, Strategic Partners Opportunity Funds, Strategic Partners Style Specific Funds, The Prudential Investment Portfolios, Inc., The Prudential Series Fund, Inc. and The Target Portfolio Trust.

     PIMS is also distributor of the following unit investment trusts: Separate
Accounts: The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-10, The Prudential Variable Contract Account-11, The Prudential Variable Contract Account-24, The Prudential Variable Contract GI-2, The Prudential Discovery Select Group Variable Contract Account, The Pruco Life Flexible Premium Variable Annuity Account, The Pruco Life of New Jersey Flexible Premium Variable Annuity Account, The Prudential Individual Variable Contract Account and The Prudential Qualified Individual Variable Contract Account.

     (b) Information concerning the officers and directors of PIMS is set forth below:



                          POSITIONS AND                                         POSITIONS AND
                          OFFICES WITH                                          OFFICES WITH
NAME(1)                   UNDERWRITER                                           REGISTRANT
-------                   -------------                                         -------------
Edward P. Baird           Executive Vice President                                 None
213 Washington St.
Newark, NJ 07102

C. Edward Chaplin         Vice President and Treasurer                             None
751 Broad Street
Newark, NJ 07102

Kenneth J. Schindler      Senior Vice President and Chief Compliance               None
                           Officer

Robert F. Gunia           President                                             Vice President and
                                                                                 Director

William V. Healey         Senior Vice President, Secretary and Chief Legal         None
                           Officer

Michael J. McQuade        Senior Vice President and Chief Financial                None
                           Officer

David R. Odenath          Executive Vice President                                 None

Stephen Pelletier         Executive Vice President                                 None

Scott G. Sleyster         Executive Vice President                                 None
71 Hanover Road
Florham Park, NJ 07932

Bernard B. Winograd       Executive Vice President                                 None


----------

(1) The address of each person named is Gateway Center Three, 100 Mulberry Street, Newark, NJ 07102 unless otherwise indicated.

     (c) Registrant has no principal underwriter who is not an affiliated person of the Registrant.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of State Street Bank and Trust Company, One Heritage Drive, North Quincy, Massachusetts 02171, Prudential Investment Management, Inc., Gateway Center Two, Newark, NJ 07102, the Registrant, Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102; and Prudential Mutual Fund Services LLC, 194 Wood Avenue South, Iselin, NJ 08830. Documents required by Rules 31a-1(b)(5), (6), (7), (9), (10) and (11) and 31a-1(f) will be kept at
Gateway Center Three, 100 Mulberry Street, Newark, NJ 07102, documents required by Rules 31a-1(b)(4) and (11) and 31a-1(d) at Gateway Center Three, 100 Mulberry Street, Newark, NJ 07102 and the remaining accounts, books and other documents required by such other pertinent provisions of Section 31(a) and the Rules promulgated thereunder will be kept by State Street Bank and Trust Company and Prudential Mutual Fund Services LLC.

ITEM 29. MANAGEMENT SERVICES

     Other than as set forth under the captions "How the Series Is Managed--Manager", "--Investment Adviser" and "--Distributor" in the Prospectus and "Investment Advisory and Other Services--Manager and Investment Adviser" and "---Principal Underwriter, Distributor and Rule 12b-1 Plans" in the Statement of Additional Information, constituting Parts A and B, respectively, of this Registration Statement, Registrant is not a party to any management-related service contract.

ITEM 30. UNDERTAKINGS

     The Registrant hereby undertakes to furnish each person to whom a Prospectus is delivered with a copy of Registrant's latest annual report to shareholders upon request and without charge.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Newark, and State of New Jersey, on the 19th day of February, 2004.

                                    DRYDEN GOVERNMENT SECURITIES TRUST


                                    By:                    *
                                        ----------------------------------------

                                                 Judy A. Rice, President


     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


                SIGNATURE                 TITLE                                        DATE
                ---------                 -----                                        ----
                    *
----------------------------------------  Trustee
             Delayne Dedrick. Gold

                    *
----------------------------------------  Vice President and Trustee
             Robert F. Gunia

                    *
----------------------------------------  Trustee
            Robert E. LaBlanc

                    *
----------------------------------------  Trustee
            Thomas T. Mooney

                    *
----------------------------------------  Trustee
           Richard A. Redeker

                    *
----------------------------------------  President and Trustee
              Judy A. Rice

                    *
----------------------------------------  Trustee
           Louis A. Weil, III

                SIGNATURE                 TITLE                                         DATE
                ---------                 -----                                         ----
                    *                     Treasurer and Principal Financial and
----------------------------------------   Accounting Officer
             Grace C. Torres

*By: /s/    JONATHAN D. SHAIN                                                     FEBRUARY 19, 2004
----------------------------------------
            (Jonathan D. Shain,
            Attorney-in-Fact)

                                  EXHIBIT INDEX


(a)(3)  Amendment to Declaration of Trust dated July 7, 2003.
(b)     Amended and Restated By-Laws of the Registrant dated
        December 3, 2003.
(h) (5) Amendment to Transfer Agency and Service Agreement dated
        September 4, 2002.
(i) (2) Consent of Sullivan & Worcester.

(j) Consent of Independent Accountants.

(q) (2) Powers of Attorney dated December 29, 2003.